Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EQ ADVISORS TRUST
Entity Central Index Key	0001027263
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/All Asset Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$57	0.54%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%	[1]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 11.16% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio’s average allocation of 56% to the global equity asset class contributed approximately 73% of the total return in 2024. U.S. growth stocks
continued
to deliver robust performance.
•  The Portfolio’s average allocation of 22% to alternative investments also contributed. In the alternatives markets, gold and precious metals companies were the top performers.
•  The Portfolio’s investments in the EQ/Loomis Sayles Growth Portfolio and EQ/JPMorgan Growth Stock Portfolio, as well as investments
in indexed alternative portfolios, were significant contributors.
What hurt performance during the year?

•  Exposure to international equities and emerging market equities detracted, as international and emerging markets lagged the U.S. markets.
•  Exposure to alternative investments pegged to global real estate and natural resources also detracted, reflecting weakness in those markets.
•  In general, fixed-income investments produced only modest positive returns, particularly those positioned to benefit from a more pronounced drop in intermediate- and long-term bond yields, which did not materialize.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/All Asset Growth Allocation Portfolio (Class IB)	11.16%	6.22%	6.15%
S&P 500 ® Index	25.02%	14.53%	13.10%
EQ/All Asset Growth Allocation Index	9.19%	6.24%	6.19%
Bloomberg U.S. Intermediate Government/Credit Bond Index	3.00%	0.86%	1.71%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 435,376,345
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 451,617
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$435,376,345

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$451,617

Portfolio Turnover Rate	12%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		86.6%

Equity	54.0%

Fixed Income	19.2%

Alternatives	13.4%

Exchange Traded Funds		12.9%

Commodity	7.1%

Equity	3.7%

Fixed Income	2.1%

Short-Term Investments		1.9%

Cash and Other Assets Less Liabilities		-1.4%

Top Holdings (as a % of Net Assets)

EQ/MFS International Growth Portfolio	7.8%

EQ/AB Small Cap Growth Portfolio	6.7%

1290 VT GAMCO Small Company Value Portfolio	6.3%

1290 VT GAMCO Mergers & Acquisitions Portfolio	5.5%

EQ/Loomis Sayles Growth Portfolio	5.0%

EQ/JPMorgan Growth Stock Portfolio	4.7%

EQ/Core Plus Bond Portfolio	4.4%

EQ/Invesco Comstock Portfolio	3.9%

Invesco DB Precious Metals Fund	3.9%

EQ/JPMorgan Value Opportunities Portfolio	3.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/MFS International Growth Portfolio	7.8%

EQ/AB Small Cap Growth Portfolio	6.7%

1290 VT GAMCO Small Company Value Portfolio	6.3%

1290 VT GAMCO Mergers & Acquisitions Portfolio	5.5%

EQ/Loomis Sayles Growth Portfolio	5.0%

EQ/JPMorgan Growth Stock Portfolio	4.7%

EQ/Core Plus Bond Portfolio	4.4%

EQ/Invesco Comstock Portfolio	3.9%

Invesco DB Precious Metals Fund	3.9%

EQ/JPMorgan Value Opportunities Portfolio	3.8%

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/All Asset Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$31	0.29%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%	[1]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 11.46% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio’s average allocation of 56% to the global equity asset class contributed approximately 73% of the total return in 2024. U.S. growth stocks continued to deliver robust performance.
•  The Portfolio’s average allocation of 22% to alternative investments also contributed. In the alternatives markets, gold and precious metals companies were the top performers.
•  The Portfolio’s investments in the EQ/Loomis Sayles Growth Portfolio and EQ/JPMorgan Growth Stock Portfolio, as well as investments in indexed alternative portfolios, were significant contributors.
What hurt performance during the year?

•  Exposure to international equities and emerging market equities detracted, as international and emerging markets lagged the U.S. markets.
•  Exposure to alternative investments pegged to global real estate and natural resources also detracted, reflecting weakness in those markets.
•  In general, fixed-income investments produced only modest positive returns, particularly those positioned to benefit from a more pronounced drop in intermediate- and long-term bond yields, which did not materialize.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/All Asset Growth Allocation Portfolio (Class K)	11.46%	6.48%	6.41%
S&P 500 ® Index	25.02%	14.53%	13.10%
EQ/All Asset Growth Allocation Index	9.19%	6.24%	6.19%
Bloomberg U.S. Intermediate Government/Credit Bond Index	3.00%	0.86%	1.71%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 435,376,345
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 451,617
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$435,376,345

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$451,617

Portfolio Turnover Rate	12%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		86.6%

Equity	54.0%

Fixed Income	19.2%

Alternatives	13.4%

Exchange Traded Funds		12.9%

Commodity	7.1%

Equity	3.7%

Fixed Income	2.1%

Short-Term Investments		1.9%

Cash and Other Assets Less Liabilities		-1.4%

Top Holdings (as a % of Net Assets)

EQ/MFS International Growth Portfolio	7.8%

EQ/AB Small Cap Growth Portfolio	6.7%

1290 VT GAMCO Small Company Value Portfolio	6.3%

1290 VT GAMCO Mergers & Acquisitions Portfolio	5.5%

EQ/Loomis Sayles Growth Portfolio	5.0%

EQ/JPMorgan Growth Stock Portfolio	4.7%

EQ/Core Plus Bond Portfolio	4.4%

EQ/Invesco Comstock Portfolio	3.9%

Invesco DB Precious Metals Fund	3.9%

EQ/JPMorgan Value Opportunities Portfolio	3.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/MFS International Growth Portfolio	7.8%

EQ/AB Small Cap Growth Portfolio	6.7%

1290 VT GAMCO Small Company Value Portfolio	6.3%

1290 VT GAMCO Mergers & Acquisitions Portfolio	5.5%

EQ/Loomis Sayles Growth Portfolio	5.0%

EQ/JPMorgan Growth Stock Portfolio	4.7%

EQ/Core Plus Bond Portfolio	4.4%

EQ/Invesco Comstock Portfolio	3.9%

Invesco DB Precious Metals Fund	3.9%

EQ/JPMorgan Value Opportunities Portfolio	3.8%

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Ultra Conservative Strategy Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$52	0.51%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%	[1]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 2.81% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio’s average allocation of 89% to the fixed-income asset class produced almost half of the total return, and the average allocation of 11% to the global equity asset class produced the remainder of the total return.
•  The Portfolio’s largest holding, the EQ/Intermediate Government Bond Portfolio, was the biggest single contributor to total return.
•  The Portfolio’s largest equity holding, the EQ/500 Managed Volatility Portfolio, which tracks the broad U.S. stock market, made a comparable contribution to total return.
What hurt performance during the year?

•  Exposure to international equities produced only a negligible gain, as international equity markets meaningfully lagged the U.S. equity market.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Ultra Conservative Strategy Portfolio (Class IB)	2.81%	1.08%	1.43%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
EQ/Ultra Conservative Strategy Index	3.97%	1.70%	2.27%
S&P 500 ® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,831,145,815
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,865,255
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,831,145,815

Number of Portfolio Holdings	7

Total Investment Advisory Fees Paid	$1,865,255

Portfolio Turnover Rate	21%

Holdings [Text Block]

What did the Portfolio inve
s
t in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Fixed Income	89.8%

Equity	10.3%

Cash and Other Assets Less Liabilities		-0.1%	#

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	66.4%

EQ/Long-Term Bond Portfolio	13.2%

EQ/Intermediate Corporate Bond Portfolio	10.3%

EQ/500 Managed Volatility Portfolio	6.3%

EQ/2000 Managed Volatility Portfolio	2.2%

EQ/International Managed Volatility Portfolio	1.3%

EQ/400 Managed Volatility Portfolio	0.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	66.4%

EQ/Long-Term Bond Portfolio	13.2%

EQ/Intermediate Corporate Bond Portfolio	10.3%

EQ/500 Managed Volatility Portfolio	6.3%

EQ/2000 Managed Volatility Portfolio	2.2%

EQ/International Managed Volatility Portfolio	1.3%

EQ/400 Managed Volatility Portfolio	0.4%

EQ/CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/CONSERVATIVE STRATEGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Conservative Strategy Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$52	0.51%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%	[1]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 4.80% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio’s average allocation of 21% to the global equity asset class was the largest contributor to total return, as stock markets benefitted from a positive economic environment.
•  Exposure to U.S. equities across the capitalization range was strongly additive to performance.
•  The Portfolio’s largest holding, the EQ/500 Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to total return.
What hurt performance during the year?

•  The Portfolio’s average allocation of 79% to the fixed-income asset class produced more modest, although positive, returns.
•  Exposure to international equities contributed only minimally to performance, as international equity markets meaningfully lagged the U.S. equity market.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Conservative Strategy Portfolio (Class IB)	4.80%	1.82%	2.33%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
EQ/Conservative Strategy Index	4.83%	2.28%	2.91%
S&P 500 ® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 568,974,817
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 590,843
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$568,974,817

Number of Portfolio Holdings	9

Total Investment Advisory Fees Paid	$590,843

Portfolio Turnover Rate	20%

Holdings [Text Block]

What did the Portfolio invest in
?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Fixed Income	80.0%

Equity	20.1%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

EQ/Core Bond Index Portfolio	30.8%

EQ/Intermediate Government Bond Portfolio	17.6%

EQ/Intermediate Corporate Bond Portfolio	15.5%

EQ/500 Managed Volatility Portfolio	12.2%

EQ/Long-Term Bond Portfolio	9.0%

EQ/AB Short Duration Government Bond Portfolio	7.1%

EQ/2000 Managed Volatility Portfolio	4.2%

EQ/International Managed Volatility Portfolio	2.6%

EQ/400 Managed Volatility Portfolio	1.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Core Bond Index Portfolio	30.8%

EQ/Intermediate Government Bond Portfolio	17.6%

EQ/Intermediate Corporate Bond Portfolio	15.5%

EQ/500 Managed Volatility Portfolio	12.2%

EQ/Long-Term Bond Portfolio	9.0%

EQ/AB Short Duration Government Bond Portfolio	7.1%

EQ/2000 Managed Volatility Portfolio	4.2%

EQ/International Managed Volatility Portfolio	2.6%

EQ/400 Managed Volatility Portfolio	1.1%

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Conservative Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$52	0.50%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%	[1]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 7.66% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio’s average allocation of 41% to the global equity asset class was the largest contributor to total return, as stock markets benefitted from a positive economic environment.
•  Exposure to U.S. equities across the capitalization range was strongly additive to performance.
•  The Portfolio’s largest holding, the EQ/500 Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to total return.
What hurt performance during the year?

•  The Portfolio’s average allocation of 59% to the fixed-income asset class produced more modest, although positive, returns.
•  Exposure to international equities contributed only minimally to performance, as international equity markets meaningfully lagged the U.S. equity market.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Conservative Growth Strategy Portfolio (Class IB)	7.66%	3.87%	4.11%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
EQ/Conservative Growth Strategy Index	7.50%	4.40%	4.76%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,132,078,938
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,141,250
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,132,078,938

Number of Portfolio Holdings	9

Total Investment Advisory Fees Paid	$1,141,250

Portfolio Turnover Rate	16%

Holdings [Text Block]

What did the Portfolio invest i
n
?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Fixed Income	60.1%

Equity	39.9%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	23.8%

EQ/Core Bond Index Portfolio	22.1%

EQ/Intermediate Government Bond Portfolio	11.7%

EQ/Intermediate Corporate Bond Portfolio	11.2%

EQ/Long-Term Bond Portfolio	9.5%

EQ/2000 Managed Volatility Portfolio	9.2%

EQ/AB Short Duration Government Bond Portfolio	5.6%

EQ/International Managed Volatility Portfolio	5.2%

EQ/400 Managed Volatility Portfolio	1.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	23.8%

EQ/Core Bond Index Portfolio	22.1%

EQ/Intermediate Government Bond Portfolio	11.7%

EQ/Intermediate Corporate Bond Portfolio	11.2%

EQ/Long-Term Bond Portfolio	9.5%

EQ/2000 Managed Volatility Portfolio	9.2%

EQ/AB Short Duration Government Bond Portfolio	5.6%

EQ/International Managed Volatility Portfolio	5.2%

EQ/400 Managed Volatility Portfolio	1.7%

EQ/BALANCED STRATEGY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/BALANCED STRATEGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Balanced Strategy Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$51	0.49%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%	[1]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 9.16% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio’s average allocation of 50% to the global equity asset class was the largest contributor to total return, as stock markets benefitted from a positive economic environment.
•  Exposure to U.S. equities across the capitalization range was strongly additive to performance.
•  The Portfolio’s largest holding, the EQ/500 Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to total return.
What hurt performance during the year?

•  The Portfolio’s average allocation of 50% to the fixed-income asset class produced only modest positive returns.
•  Exposure to U.S. government bonds in intermediate- and long-term maturity ranges were the biggest detractors from performance.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Balanced Strategy Portfolio (Class IB)	9.16%	4.90%	5.01%
S&P 500 ® Index	25.02%	14.53%	13.10%
EQ/Balanced Strategy Index	9.29%	5.63%	5.81%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 3,236,222,032
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 3,095,006
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$3,236,222,032

Number of Portfolio Holdings	9

Total Investment Advisory Fees Paid	$3,095,006

Portfolio Turnover Rate	16%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Fixed Income	50.1%

Equity	49.9%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	30.1%

EQ/Core Bond Index Portfolio	18.3%

EQ/2000 Managed Volatility Portfolio	11.5%

EQ/Long-Term Bond Portfolio	9.2%

EQ/Intermediate Government Bond Portfolio	9.2%

EQ/Intermediate Corporate Bond Portfolio	9.2%

EQ/International Managed Volatility Portfolio	6.3%

EQ/AB Short Duration Government Bond Portfolio	4.2%

EQ/400 Managed Volatility Portfolio	2.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	30.1%

EQ/Core Bond Index Portfolio	18.3%

EQ/2000 Managed Volatility Portfolio	11.5%

EQ/Long-Term Bond Portfolio	9.2%

EQ/Intermediate Government Bond Portfolio	9.2%

EQ/Intermediate Corporate Bond Portfolio	9.2%

EQ/International Managed Volatility Portfolio	6.3%

EQ/AB Short Duration Government Bond Portfolio	4.2%

EQ/400 Managed Volatility Portfolio	2.0%

EQ/MODERATE GROWTH STRATEGY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MODERATE GROWTH STRATEGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Moderate Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$51	0.49%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%	[1]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 10.76% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio’s average allocation of 61% to the global equity asset class was the largest contributor to total return, as stock markets benefitted from a positive economic environment.
•  Exposure to U.S. equities across the capitalization range was strongly additive to performance.
•  The Portfolio’s largest holding, the EQ/500 Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to total return.
What hurt performance during the year?

•  The Portfolio’s average allocation of 39% to the fixed-income asset class produced only minimal positive returns.
•  Exposure to U.S. government bonds in intermediate- and long-term maturity ranges detracted from performance.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Moderate Growth Strategy Portfolio (Class IB)	10.76%	5.96%	5.91%
S&P 500 ® Index	25.02%	14.53%	13.10%
EQ/Moderate Growth Strategy Index	10.73%	6.69%	6.72%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 5,420,370,430
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 5,124,970
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$5,420,370,430

Number of Portfolio Holdings	9

Total Investment Advisory Fees Paid	$5,124,970

Portfolio Turnover Rate	16%

Holdings [Text Block]

What did the Portfolio inv
e
st in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	59.9%

Fixed Income	40.1%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	36.3%

EQ/Core Bond Index Portfolio	14.7%

EQ/2000 Managed Volatility Portfolio	13.6%

EQ/Long-Term Bond Portfolio	7.8%

EQ/International Managed Volatility Portfolio	7.6%

EQ/Intermediate Corporate Bond Portfolio	7.5%

EQ/Intermediate Government Bond Portfolio	7.4%

EQ/AB Short Duration Government Bond Portfolio	2.6%

EQ/400 Managed Volatility Portfolio	2.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	36.3%

EQ/Core Bond Index Portfolio	14.7%

EQ/2000 Managed Volatility Portfolio	13.6%

EQ/Long-Term Bond Portfolio	7.8%

EQ/International Managed Volatility Portfolio	7.6%

EQ/Intermediate Corporate Bond Portfolio	7.5%

EQ/Intermediate Government Bond Portfolio	7.4%

EQ/AB Short Duration Government Bond Portfolio	2.6%

EQ/400 Managed Volatility Portfolio	2.5%

EQ/GROWTH STRATEGY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/GROWTH STRATEGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$52	0.49%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%	[1]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 12.42% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio’s average allocation of 71% to the global equity asset class was the largest contributor to total return, as stock markets benefitted from a positive economic environment.
•  Exposure to U.S. equities across the capitalization range was strongly additive to performance.
•  The Portfolio’s largest holding, the EQ/500 Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to total return.
What hurt performance during the year?

•  The Portfolio’s average allocation of 29% to the
fixed-income
asset class provided only minimally positive returns.
•  Exposure to U.S. government bonds in long-term maturity ranges detracted from performance.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Growth Strategy Portfolio (Class IB)	12.42%	7.03%	6.80%
S&P 500 ® Index	25.02%	14.53%	13.10%
EQ/Growth Strategy Index	12.20%	7.75%	7.62%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 4,730,304,937
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 4,430,289
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$4,730,304,937

Number of Portfolio Holdings	9

Total Investment Advisory Fees Paid	$4,430,289

Portfolio Turnover Rate	17%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	70.0%

Fixed Income	30.0%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	42.7%

EQ/2000 Managed Volatility Portfolio	15.9%

EQ/Core Bond Index Portfolio	10.8%

EQ/International Managed Volatility Portfolio	8.7%

EQ/Long-Term Bond Portfolio	6.2%

EQ/Intermediate Corporate Bond Portfolio	5.5%

EQ/Intermediate Government Bond Portfolio	5.4%

EQ/400 Managed Volatility Portfolio	2.7%

EQ/AB Short Duration Government Bond Portfolio	2.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	42.7%

EQ/2000 Managed Volatility Portfolio	15.9%

EQ/Core Bond Index Portfolio	10.8%

EQ/International Managed Volatility Portfolio	8.7%

EQ/Long-Term Bond Portfolio	6.2%

EQ/Intermediate Corporate Bond Portfolio	5.5%

EQ/Intermediate Government Bond Portfolio	5.4%

EQ/400 Managed Volatility Portfolio	2.7%

EQ/AB Short Duration Government Bond Portfolio	2.1%

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Aggressive Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$52	0.49%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%	[1]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 14.11% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio’s average allocation of 81% to the global equity asset class was the largest contributor to total return, as stock markets benefitted from a positive economic environment.
•  Exposure to U.S. equities across the capitalization range was strongly additive to performance.
•  The Portfolio’s largest holding, the EQ/500 Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to total return.
What hurt performance during the year?

•  The Portfolio’s average allocation of 19% to the
fixed-income
asset class produced only minimal positive returns.
•  Exposure to U.S. government bonds in intermediate- and long-term maturity ranges detracted from performance.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Aggressive Growth Strategy Portfolio (Class IB)	14.11%	8.06%	7.68%
S&P 500 ® Index	25.02%	14.53%	13.10%
EQ/Aggressive Growth Strategy Index	14.15%	9.02%	8.67%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 5,537,446,603
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 5,009,707
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$5,537,446,603

Number of Portfolio Holdings	9

Total Investment Advisory Fees Paid	$5,009,707

Portfolio Turnover Rate	13%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	80.2%

Fixed Income	19.8%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	49.1%

EQ/2000 Managed Volatility Portfolio	18.2%

EQ/International Managed Volatility Portfolio	9.9%

EQ/Core Bond Index Portfolio	7.1%

EQ/Long-Term Bond Portfolio	4.3%

EQ/Intermediate Corporate Bond Portfolio	3.6%

EQ/Intermediate Government Bond Portfolio	3.5%

EQ/400 Managed Volatility Portfolio	2.9%

EQ/AB Short Duration Government Bond Portfolio	1.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	49.1%

EQ/2000 Managed Volatility Portfolio	18.2%

EQ/International Managed Volatility Portfolio	9.9%

EQ/Core Bond Index Portfolio	7.1%

EQ/Long-Term Bond Portfolio	4.3%

EQ/Intermediate Corporate Bond Portfolio	3.6%

EQ/Intermediate Government Bond Portfolio	3.5%

EQ/400 Managed Volatility Portfolio	2.9%

EQ/AB Short Duration Government Bond Portfolio	1.4%

EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/CONSERVATIVE ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Conservative Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$48	0.47%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%	[1]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 4.61% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio’s average allocation of 21% to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to performance.
What hurt performance during the year?

•  The Portfolio’s average allocation of 79% to the fixed-income asset class produced modest, but positive, returns.
•  Exposure to U.S. government bonds in intermediate- and long-term maturity ranges detracted from performance.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Conservative Allocation Portfolio (Class IB)	4.61%	1.71%	2.35%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
EQ/Conservative Allocation Index	4.56%	2.17%	2.82%
S&P 500 ® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 650,854,875
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 297,988
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$650,854,875

Number of Portfolio Holdings	34

Total Investment Advisory Fees Paid	$297,988

Portfolio Turnover Rate	10%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Fixed Income	79.6%

Equity	20.3%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	19.2%

EQ/Core Bond Index Portfolio	15.7%

EQ/PIMCO Ultra Short Bond Portfolio	9.2%

Multimanager Core Bond Portfolio	7.9%

ATM Large Cap Managed Volatility Portfolio	6.5%

EQ/Long-Term Bond Portfolio	6.2%

1290 VT DoubleLine Opportunistic Bond Portfolio	5.9%

EQ/Quality Bond PLUS Portfolio	4.7%

EQ/Core Plus Bond Portfolio	4.7%

1290 Diversified Bond Fund	4.3%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	19.2%

EQ/Core Bond Index Portfolio	15.7%

EQ/PIMCO Ultra Short Bond Portfolio	9.2%

Multimanager Core Bond Portfolio	7.9%

ATM Large Cap Managed Volatility Portfolio	6.5%

EQ/Long-Term Bond Portfolio	6.2%

1290 VT DoubleLine Opportunistic Bond Portfolio	5.9%

EQ/Quality Bond PLUS Portfolio	4.7%

EQ/Core Plus Bond Portfolio	4.7%

1290 Diversified Bond Fund	4.3%

EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/CONSERVATIVE ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Conservative Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$22	0.22%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.22%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 4.88% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s average allocation of 21% to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to performance.

What hurt performance during the year?

•  The Portfolio’s average allocation of 79% to the fixed-income asset class produced modest, but positive, returns.
•  Exposure to U.S. government bonds in intermediate- and long-term maturity ranges detracted from performance.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Conservative Allocation Portfolio (Class K)	4.88%	1.95%	2.59%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
EQ/Conservative Allocation Index	4.56%	2.17%	2.82%
S&P 500 ® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 650,854,875
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 297,988
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$650,854,875

Number of Portfolio Holdings	34

Total Investment Advisory Fees Paid	$297,988

Portfolio Turnover Rate	10%

Holdings [Text Block]

What did the P
or
tfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Fixed Income	79.6%

Equity	20.3%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	19.2%

EQ/Core Bond Index Portfolio	15.7%

EQ/PIMCO Ultra Short Bond Portfolio	9.2%

Multimanager Core Bond Portfolio	7.9%

ATM Large Cap Managed Volatility Portfolio	6.5%

EQ/Long-Term Bond Portfolio	6.2%

1290 VT DoubleLine Opportunistic Bond Portfolio	5.9%

EQ/Quality Bond PLUS Portfolio	4.7%

EQ/Core Plus Bond Portfolio	4.7%

1290 Diversified Bond Fund	4.3%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	19.2%

EQ/Core Bond Index Portfolio	15.7%

EQ/PIMCO Ultra Short Bond Portfolio	9.2%

Multimanager Core Bond Portfolio	7.9%

ATM Large Cap Managed Volatility Portfolio	6.5%

EQ/Long-Term Bond Portfolio	6.2%

1290 VT DoubleLine Opportunistic Bond Portfolio	5.9%

EQ/Quality Bond PLUS Portfolio	4.7%

EQ/Core Plus Bond Portfolio	4.7%

1290 Diversified Bond Fund	4.3%

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Conservative-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$56	0.54%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 7.02% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s average allocation of 41% to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to performance.

What hurt performance during the year?

•  The Portfolio’s average allocation of 59% to the fixed-income asset class produced modest, but positive, returns.
•  Exposure to U.S. government bonds in intermediate- and long-term maturity ranges detracted from performance.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Conservative-Plus Allocation Portfolio (Class IB)	7.02%	3.55%	3.96%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
EQ/Conservative-Plus Allocation Index	7.14%	4.25%	4.63%
S&P 500 ® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 797,255,783
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 837,525
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$797,255,783

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$837,525

Portfolio Turnover Rate	13%

Holdings [Text Block]

What did
the
Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Fixed Income	59.7%

Equity	40.2%

Investment Companies		0.1%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	13.6%

ATM Large Cap Managed Volatility Portfolio	11.4%

EQ/Core Bond Index Portfolio	11.2%

EQ/Long-Term Bond Portfolio	7.0%

EQ/PIMCO Ultra Short Bond Portfolio	6.0%

Multimanager Core Bond Portfolio	5.9%

1290 VT DoubleLine Opportunistic Bond Portfolio	4.4%

EQ/Quality Bond PLUS Portfolio	3.7%

ATM International Managed Volatility Portfolio	3.5%

EQ/Core Plus Bond Portfolio	3.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	13.6%

ATM Large Cap Managed Volatility Portfolio	11.4%

EQ/Core Bond Index Portfolio	11.2%

EQ/Long-Term Bond Portfolio	7.0%

EQ/PIMCO Ultra Short Bond Portfolio	6.0%

Multimanager Core Bond Portfolio	5.9%

1290 VT DoubleLine Opportunistic Bond Portfolio	4.4%

EQ/Quality Bond PLUS Portfolio	3.7%

ATM International Managed Volatility Portfolio	3.5%

EQ/Core Plus Bond Portfolio	3.5%

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Conservative-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$30	0.29%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 7.28% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s average allocation of 41% to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to performance.

What hurt performance during the year?

•  The Portfolio’s average allocation of 59% to the fixed-income asset class produced modest, but positive, returns.
•  Exposure to U.S. government bonds in intermediate- and long-term maturity ranges detracted from performance.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Conservative-Plus Allocation Portfolio (Class K)	7.28%	3.81%	4.22%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
EQ/Conservative-Plus Allocation Index	7.14%	4.25%	4.63%
S&P 500 ® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 797,255,783
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 837,525
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$797,255,783

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$837,525

Portfolio Turnover Rate	13%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Fixed Income	59.7%

Equity	40.2%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	13.6%

ATM Large Cap Managed Volatility Portfolio	11.4%

EQ/Core Bond Index Portfolio	11.2%

EQ/Long-Term Bond Portfolio	7.0%

EQ/PIMCO Ultra Short Bond Portfolio	6.0%

Multimanager Core Bond Portfolio	5.9%

1290 VT DoubleLine Opportunistic Bond Portfolio	4.4%

EQ/Quality Bond PLUS Portfolio	3.7%

ATM International Managed Volatility Portfolio	3.5%

EQ/Core Plus Bond Portfolio	3.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	13.6%

ATM Large Cap Managed Volatility Portfolio	11.4%

EQ/Core Bond Index Portfolio	11.2%

EQ/Long-Term Bond Portfolio	7.0%

EQ/PIMCO Ultra Short Bond Portfolio	6.0%

Multimanager Core Bond Portfolio	5.9%

1290 VT DoubleLine Opportunistic Bond Portfolio	4.4%

EQ/Quality Bond PLUS Portfolio	3.7%

ATM International Managed Volatility Portfolio	3.5%

EQ/Core Plus Bond Portfolio	3.5%

EQ/MODRATE ALLOCATION PORTFOLIO - (CLASS IA)
Shareholder Report [Line Items]
Fund Name	EQ/MODERATE ALLOCATION PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IA	$51	0.49%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IA shares returned 7.91% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio's average allocation of 49% to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio's investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to performance.

What hurt performance during the year?

•  The Portfolio's average allocation of 51% to the fixed-income asset class produced modest, but positive, returns.
•  Exposure to U.S. government bonds in intermediate- and long-term maturity ranges detracted from performance.
•  The Portfolio's investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Moderate Allocation Portfolio (Class IA)	7.91%	4.33%	4.66%
S&P 500 ® Index	25.02%	14.53%	13.10%
EQ/Moderate Allocation Index	8.01%	5.05%	5.34%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 5,330,858,605
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 5,074,948
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$5,330,858,605

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$5,074,948

Portfolio Turnover Rate	13%

Holdings [Text Block]

What did
the
Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	50.2%

Fixed Income	49.7%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	12.5%

EQ/Intermediate Government Bond Portfolio	10.9%

EQ/Core Bond Index Portfolio	9.0%

EQ/Long-Term Bond Portfolio	7.0%

ATM International Managed Volatility Portfolio	5.5%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.8%

ATM Small Cap Managed Volatility Portfolio	4.0%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Quality Bond PLUS Portfolio	3.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	12.5%

EQ/Intermediate Government Bond Portfolio	10.9%

EQ/Core Bond Index Portfolio	9.0%

EQ/Long-Term Bond Portfolio	7.0%

ATM International Managed Volatility Portfolio	5.5%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.8%

ATM Small Cap Managed Volatility Portfolio	4.0%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Quality Bond PLUS Portfolio	3.0%

EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MODERATE ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$51	0.49%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%	[1]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 7.92% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio’s average allocation of 49% to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to performance.
What hurt performance during the year?

•  The Portfolio’s average allocation of 51% to the fixed-income asset class produced modest, but positive, returns.
•  Exposure to U.S. government bonds in intermediate- and long-term maturity ranges detracted from performance.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Moderate Allocation Portfolio (Class IB)	7.92%	4.33%	4.66%
S&P 500 ® Index	25.02%	14.53%	13.10%
EQ/Moderate Allocation Index	8.01%	5.05%	5.34%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 5,330,858,605
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 5,074,948
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$5,330,858,605

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$5,074,948

Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	50.2%

Fixed Income	49.7%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	12.5%

EQ/Intermediate Government Bond Portfolio	10.9%

EQ/Core Bond Index Portfolio	9.0%

EQ/Long-Term Bond Portfolio	7.0%

ATM International Managed Volatility Portfolio	5.5%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.8%

ATM Small Cap Managed Volatility Portfolio	4.0%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Quality Bond PLUS Portfolio	3.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	12.5%

EQ/Intermediate Government Bond Portfolio	10.9%

EQ/Core Bond Index Portfolio	9.0%

EQ/Long-Term Bond Portfolio	7.0%

ATM International Managed Volatility Portfolio	5.5%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.8%

ATM Small Cap Managed Volatility Portfolio	4.0%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Quality Bond PLUS Portfolio	3.0%

EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/MODERATE ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$25	0.24%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%	[1]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 8.25% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio’s average allocation of 49% to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to performance.
What hurt performance during the year?

•  The Portfolio’s average allocation of 51% to the fixed-income asset class produced modest, but positive, returns.
•  Exposure to U.S. government bonds in intermediate- and long-term maturity ranges detracted from performance.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Moderate Allocation Portfolio (Class K)	8.25%	4.60%	4.93%
S&P 500 ® Index	25.02%	14.53%	13.10%
EQ/Moderate Allocation Index	8.01%	5.05%	5.34%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 5,330,858,605
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 5,074,948
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$5,330,858,605

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$5,074,948

Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	50.2%

Fixed Income	49.7%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	12.5%

EQ/Intermediate Government Bond Portfolio	10.9%

EQ/Core Bond Index Portfolio	9.0%

EQ/Long-Term Bond Portfolio	7.0%

ATM International Managed Volatility Portfolio	5.5%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.8%

ATM Small Cap Managed Volatility Portfolio	4.0%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Quality Bond PLUS Portfolio	3.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	12.5%

EQ/Intermediate Government Bond Portfolio	10.9%

EQ/Core Bond Index Portfolio	9.0%

EQ/Long-Term Bond Portfolio	7.0%

ATM International Managed Volatility Portfolio	5.5%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.8%

ATM Small Cap Managed Volatility Portfolio	4.0%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Quality Bond PLUS Portfolio	3.0%

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MODERATE-PLUS ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Moderate-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$51	0.49%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%	[1]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 10.75% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio’s average allocation of 71% to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to performance.
What hurt performance during the year?

•  The Portfolio’s average allocation of 29% to the fixed-income asset class produced modest, but positive, returns.
•  Exposure to U.S. government bonds in intermediate- and long-term maturity ranges detracted from performance.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Moderate-Plus Allocation Portfolio (Class IB)	10.75%	6.38%	6.36%
S&P 500 ® Index	25.02%	14.53%	13.10%
EQ/Moderate-Plus Allocation Index	10.79%	7.11%	7.09%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 6,929,406,705
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 6,461,528
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$6,929,406,705

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$6,461,528

Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	70.4%

Fixed Income	29.5%

Cash and Other Assets Less Liabilities		0.1%	#

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	17.6%

ATM Small Cap Managed Volatility Portfolio	7.5%

ATM International Managed Volatility Portfolio	7.2%

EQ/Intermediate Government Bond Portfolio	6.0%

EQ/Long-Term Bond Portfolio	5.1%

EQ/Core Bond Index Portfolio	4.9%

EQ/Large Cap Core Managed Volatility Portfolio	3.3%

EQ/AB Small Cap Growth Portfolio	3.2%

EQ/MFS International Growth Portfolio	3.0%

Multimanager Core Bond Portfolio	2.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	17.6%

ATM Small Cap Managed Volatility Portfolio	7.5%

ATM International Managed Volatility Portfolio	7.2%

EQ/Intermediate Government Bond Portfolio	6.0%

EQ/Long-Term Bond Portfolio	5.1%

EQ/Core Bond Index Portfolio	4.9%

EQ/Large Cap Core Managed Volatility Portfolio	3.3%

EQ/AB Small Cap Growth Portfolio	3.2%

EQ/MFS International Growth Portfolio	3.0%

Multimanager Core Bond Portfolio	2.9%

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/MODERATE-PLUS ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Moderate-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$25	0.24%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%	[1]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 11.13% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio’s average allocation of 71% to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to performance.
What hurt performance during the year?

•  The Portfolio’s average allocation of 29% to the fixed-income asset class produced modest, but positive, returns.
•  Exposure to U.S. government bonds in intermediate- and long-term maturity ranges detracted from performance.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Moderate-Plus Allocation Portfolio (Class K)	11.13%	6.65%	6.63%
S&P 500 ® Index	25.02%	14.53%	13.10%
EQ/Moderate-Plus Allocation Index	10.79%	7.11%	7.09%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 6,929,406,705
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 6,461,528
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$6,929,406,705

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$6,461,528

Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	70.4%

Fixed Income	29.5%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	17.6%

ATM Small Cap Managed Volatility Portfolio	7.5%

ATM International Managed Volatility Portfolio	7.2%

EQ/Intermediate Government Bond Portfolio	6.0%

EQ/Long-Term Bond Portfolio	5.1%

EQ/Core Bond Index Portfolio	4.9%

EQ/Large Cap Core Managed Volatility Portfolio	3.3%

EQ/AB Small Cap Growth Portfolio	3.2%

EQ/MFS International Growth Portfolio	3.0%

Multimanager Core Bond Portfolio	2.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	17.6%

ATM Small Cap Managed Volatility Portfolio	7.5%

ATM International Managed Volatility Portfolio	7.2%

EQ/Intermediate Government Bond Portfolio	6.0%

EQ/Long-Term Bond Portfolio	5.1%

EQ/Core Bond Index Portfolio	4.9%

EQ/Large Cap Core Managed Volatility Portfolio	3.3%

EQ/AB Small Cap Growth Portfolio	3.2%

EQ/MFS International Growth Portfolio	3.0%

Multimanager Core Bond Portfolio	2.9%

EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AGGRESSIVE ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Aggressive Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$53	0.49%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%	[1]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 13.73% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio’s average allocation of 91% to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to performance.
What hurt performance during the year?

•  The Portfolio’s average allocation of 9% to the fixed-income asset class produced only minimal positive returns.
•  The foreign equity asset category detracted from returns, as did exposure to longer-term and higher-quality bonds.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Aggressive Allocation Portfolio (Class IB)	13.73%	8.26%	7.95%
S&P 500 ® Index	25.02%	14.53%	13.10%
EQ/Aggressive Allocation Index	14.07%	9.34%	8.94%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 3,225,356,946
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 3,050,005
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$3,225,356,946

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$3,050,005

Portfolio Turnover Rate	15%

Holdings [Text Block]

What did the Portfolio
invest
in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	90.9%

Fixed Income	9.1%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	24.6%

ATM International Managed Volatility Portfolio	9.5%

ATM Small Cap Managed Volatility Portfolio	8.2%

EQ/Large Cap Core Managed Volatility Portfolio	4.8%

EQ/MFS International Growth Portfolio	3.9%

EQ/Global Equity Managed Volatility Portfolio	3.8%

EQ/ClearBridge Select Equity Managed Volatility Portfolio	3.6%

EQ/AB Small Cap Growth Portfolio	3.3%

EQ/Large Cap Value Managed Volatility Portfolio	3.0%

EQ/International Value Managed Volatility Portfolio	2.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	24.6%

ATM International Managed Volatility Portfolio	9.5%

ATM Small Cap Managed Volatility Portfolio	8.2%

EQ/Large Cap Core Managed Volatility Portfolio	4.8%

EQ/MFS International Growth Portfolio	3.9%

EQ/Global Equity Managed Volatility Portfolio	3.8%

EQ/ClearBridge Select Equity Managed Volatility Portfolio	3.6%

EQ/AB Small Cap Growth Portfolio	3.3%

EQ/Large Cap Value Managed Volatility Portfolio	3.0%

EQ/International Value Managed Volatility Portfolio	2.9%

EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/AGGRESSIVE ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Aggressive Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$26	0.24%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 14.09% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s average allocation of 91% to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to performance.

What hurt performance during the year?

•  The Portfolio’s average allocation of 9% to the fixed-income asset class produced only minimal positive returns.
•  The foreign equity asset category detracted from returns, as did exposure to longer-term and higher-quality bonds.
•  The Portfolio’s investment in the EQ/Long-Term Bond Portfolio produced negative returns, in line with the performance of the broad U.S. long-term Treasury bond market, as long-term interest rates increased in 2024.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Aggressive Allocation Portfolio (Class K)	14.09%	8.55%	8.24%
S&P 500 ® Index	25.02%	14.53%	13.10%
EQ/Aggressive Allocation Index	14.07%	9.34%	8.94%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 3,225,356,946
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 3,050,005
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$3,225,356,946

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$3,050,005

Portfolio Turnover Rate	15%

Holdings [Text Block]

What did
the
Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	90.9%

Fixed Income	9.1%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	24.6%

ATM International Managed Volatility Portfolio	9.5%

ATM Small Cap Managed Volatility Portfolio	8.2%

EQ/Large Cap Core Managed Volatility Portfolio	4.8%

EQ/MFS International Growth Portfolio	3.9%

EQ/Global Equity Managed Volatility Portfolio	3.8%

EQ/ClearBridge Select Equity Managed Volatility Portfolio	3.6%

EQ/AB Small Cap Growth Portfolio	3.3%

EQ/Large Cap Value Managed Volatility Portfolio	3.0%

EQ/International Value Managed Volatility Portfolio	2.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	24.6%

ATM International Managed Volatility Portfolio	9.5%

ATM Small Cap Managed Volatility Portfolio	8.2%

EQ/Large Cap Core Managed Volatility Portfolio	4.8%

EQ/MFS International Growth Portfolio	3.9%

EQ/Global Equity Managed Volatility Portfolio	3.8%

EQ/ClearBridge Select Equity Managed Volatility Portfolio	3.6%

EQ/AB Small Cap Growth Portfolio	3.3%

EQ/Large Cap Value Managed Volatility Portfolio	3.0%

EQ/International Value Managed Volatility Portfolio	2.9%

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Equitable Conservative Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$67	0.65%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 7.25% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s tactical overweighting in strategies displaying strong momentum and growth characteristics contributed to performance.
•  The Portfolio’s investment in the AB Small Cap Growth Portfolio, which outperformed the broad equity market, was a top contributor to performance.
•  The Portfolio’s investment in the 1290 Essex Small Cap Growth Fund also was a top contributor to performance.

What hurt performance during the year?

•  Exposure to the international equity asset category detracted from returns, as international equity markets meaningfully lagged the U.S. equity market.
•  Exposure to higher quality bonds also detracted, as 10-Year U.S. Treasury yields increased by around 70 basis points.
•  Investments in the 1290 Diversified Bond Fund and the 1290 GAMCO Small/Mid Cap Value Fund were the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
Equitable Conservative Growth MF/ETF Portfolio (Class IB)	7.25%	5.15%	5.25%
MSCI ACWI (Net) Index	17.49%	10.06%	9.23%
Equitable Conservative Growth MF/ETF Index	7.53%	3.98%	4.67%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 78,288,875
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 85,662
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$78,288,875

Number of Portfolio Holdings	15

Total Investment Advisory Fees Paid	$85,662

Portfolio Turnover Rate	29%

Holdings [Text Block]

What did
the
Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		65.1%

Fixed Income	43.3%

Equity	21.8%

Exchange Traded Funds		33.0%

Equity	26.5%

Fixed Income	6.5%

Short-Term Investments		3.8%

Cash and Other Assets Less Liabilities		-1.9%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	34.3%

1290 SmartBeta Equity Fund	10.2%

1290 High Yield Bond Fund	9.0%

iShares Core S&P Total U.S. Stock Market ETF	8.8%

SPDR Portfolio Developed World ex-US ETF	5.7%

iShares Core S&P U.S. Growth ETF	5.4%

iShares Broad USD High Yield Corporate Bond ETF	5.2%

iShares MSCI Global Min Vol Factor ETF	4.9%

1290 GAMCO Small/Mid Cap Value Fund	4.8%

1290 Essex Small Cap Growth Fund	3.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	34.3%

1290 SmartBeta Equity Fund	10.2%

1290 High Yield Bond Fund	9.0%

iShares Core S&P Total U.S. Stock Market ETF	8.8%

SPDR Portfolio Developed World ex-US ETF	5.7%

iShares Core S&P U.S. Growth ETF	5.4%

iShares Broad USD High Yield Corporate Bond ETF	5.2%

iShares MSCI Global Min Vol Factor ETF	4.9%

1290 GAMCO Small/Mid Cap Value Fund	4.8%

1290 Essex Small Cap Growth Fund	3.9%

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Equitable Conservative Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$42	0.40%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 7.50% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s tactical overweighting in strategies displaying strong momentum and growth characteristics contributed to performance.
•  The Portfolio’s investment in the AB Small Cap Growth Portfolio, which outperformed the broad equity market, was a top contributor to performance.
•  The Portfolio’s investment in the 1290 Essex Small Cap Growth Fund also was a top contributor to performance.

What hurt performance during the year?

•  Exposure to the international equity asset category detracted from returns, as international equity markets meaningfully lagged the U.S. equity market.
•  Exposure to higher quality bonds also detracted, as 10-Year U.S. Treasury yields increased by around 70 basis points.
•  Investments in the 1290 Diversified Bond Fund and the 1290 GAMCO Small/Mid Cap Value Fund were the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
Equitable Conservative Growth MF/ETF Portfolio (Class K)	7.50%	5.41%	5.51%
MSCI ACWI (Net) Index	17.49%	10.06%	9.23%
Equitable Conservative Growth MF/ETF Index	7.53%	3.98%	4.67%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 78,288,875
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 85,662
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$78,288,875

Number of Portfolio Holdings	15

Total Investment Advisory Fees Paid	$85,662

Portfolio Turnover Rate	29%

Holdings [Text Block]

What did the
Portfolio
invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		65.1%

Fixed Income	43.3%

Equity	21.8%

Exchange Traded Funds		33.0%

Equity	26.5%

Fixed Income	6.5%

Short-Term Investments		3.8%

Cash and Other Assets Less Liabilities		-1.9%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	34.3%

1290 SmartBeta Equity Fund	10.2%

1290 High Yield Bond Fund	9.0%

iShares Core S&P Total U.S. Stock Market ETF	8.8%

SPDR Portfolio Developed World ex-US ETF	5.7%

iShares Core S&P U.S. Growth ETF	5.4%

iShares Broad USD High Yield Corporate Bond ETF	5.2%

iShares MSCI Global Min Vol Factor ETF	4.9%

1290 GAMCO Small/Mid Cap Value Fund	4.8%

1290 Essex Small Cap Growth Fund	3.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	34.3%

1290 SmartBeta Equity Fund	10.2%

1290 High Yield Bond Fund	9.0%

iShares Core S&P Total U.S. Stock Market ETF	8.8%

SPDR Portfolio Developed World ex-US ETF	5.7%

iShares Core S&P U.S. Growth ETF	5.4%

iShares Broad USD High Yield Corporate Bond ETF	5.2%

iShares MSCI Global Min Vol Factor ETF	4.9%

1290 GAMCO Small/Mid Cap Value Fund	4.8%

1290 Essex Small Cap Growth Fund	3.9%

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Equitable Moderate Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$64	0.61%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%	[1]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 10.62% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio's tactical overweighting in strategies displaying strong momentum and growth characteristics contributed to performance.
•  The Portfolio's investment in the AB Small Cap Growth Portfolio, which outperformed the broad equity market, was a top contributor to performance.
•  The Portfolio's investment in the 1290 Essex Small Cap Growth Fund also was a top contributor to performance.
What hurt performance during the year?

•  Exposure to the international equity asset category detracted from returns, as international equity markets meaningfully lagged the U.S. equity market.
•  Exposure to higher quality bonds also detracted, as 10-Year U.S. Treasury yields increased by around 70 basis points.
•  Investments in the 1290 Diversified Bond Fund and the 1290 GAMCO Small/Mid Cap Value Fund were the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	Since Inception*
Equitable Moderate Growth MF/ETF Portfolio (Class IB)	10.62%	3.14%
MSCI ACWI (Net) Index	17.49%	7.51%
Equitable Moderate Growth MF/ETF Index	10.78%	4.17%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.06%

Performance Inception Date	Feb. 15, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 25,499,058
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$25,499,058

Number of Portfolio Holdings	15

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	27%

Holdings [Text Block]

What did the Portfolio in
v
est in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		63.2%

Equity	37.9%

Fixed Income	25.3%

Exchange Traded Funds		34.8%

Equity	30.5%

Fixed Income	4.3%

Short-Term Investments		6.8%

Cash and Other Assets Less Liabilities		-4.8%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	19.7%

1290 SmartBeta Equity Fund	18.6%

iShares Core S&P Total U.S. Stock Market ETF	9.3%

1290 GAMCO Small/Mid Cap Value Fund	8.0%

iShares MSCI Global Min Vol Factor ETF	7.5%

1290 Essex Small Cap Growth Fund	6.5%

SPDR Portfolio Developed World ex-US ETF	5.8%

1290 High Yield Bond Fund	5.6%

iShares Core S&P U.S. Growth ETF	5.2%

iShares Broad USD High Yield Corporate Bond ETF	4.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	19.7%

1290 SmartBeta Equity Fund	18.6%

iShares Core S&P Total U.S. Stock Market ETF	9.3%

1290 GAMCO Small/Mid Cap Value Fund	8.0%

iShares MSCI Global Min Vol Factor ETF	7.5%

1290 Essex Small Cap Growth Fund	6.5%

SPDR Portfolio Developed World ex-US ETF	5.8%

1290 High Yield Bond Fund	5.6%

iShares Core S&P U.S. Growth ETF	5.2%

iShares Broad USD High Yield Corporate Bond ETF	4.4%

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Equitable Moderate Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$37	0.36%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%	[1]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 11.00% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio's tactical overweighting in strategies displaying strong momentum and growth characteristics contributed to performance.
•  The Portfolio's investment in the AB Small Cap Growth Portfolio, which outperformed the broad equity market, was a top contributor to performance.
•  The Portfolio's investment in the 1290 Essex Small Cap Growth Fund also was a top contributor to performance.
What hurt performance during the year?

•  Exposure to the international equity asset category detracted from returns, as international equity markets meaningfully lagged the U.S. equity market.
•  Exposure to higher quality bonds also detracted, as 10-Year U.S. Treasury yields increased by around 70 basis points.
•  Investments in the 1290 Diversified Bond Fund and the 1290 GAMCO Small/Mid Cap Value Fund were the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	Since Inception*
Equitable Moderate Growth MF/ETF Portfolio (Class K)	11.00%	3.43%
MSCI ACWI (Net) Index	17.49%	7.51%
Equitable Moderate Growth MF/ETF Index	10.78%	4.17%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.06%

*	Date of inception: February 15, 2022

Performance Inception Date	Feb. 15, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 25,499,058
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$25,499,058

Number of Portfolio Holdings	15

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	27%

Holdings [Text Block]

What did the P
or
tfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		63.2%

Equity	37.9%

Fixed Income	25.3%

Exchange Traded Funds		34.8%

Equity	30.5%

Fixed Income	4.3%

Short-Term Investments		6.8%

Cash and Other Assets Less Liabilities		-4.8%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	19.7%

1290 SmartBeta Equity Fund	18.6%

iShares Core S&P Total U.S. Stock Market ETF	9.3%

1290 GAMCO Small/Mid Cap Value Fund	8.0%

iShares MSCI Global Min Vol Factor ETF	7.5%

1290 Essex Small Cap Growth Fund	6.5%

SPDR Portfolio Developed World ex-US ETF	5.8%

1290 High Yield Bond Fund	5.6%

iShares Core S&P U.S. Growth ETF	5.2%

iShares Broad USD High Yield Corporate Bond ETF	4.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	19.7%

1290 SmartBeta Equity Fund	18.6%

iShares Core S&P Total U.S. Stock Market ETF	9.3%

1290 GAMCO Small/Mid Cap Value Fund	8.0%

iShares MSCI Global Min Vol Factor ETF	7.5%

1290 Essex Small Cap Growth Fund	6.5%

SPDR Portfolio Developed World ex-US ETF	5.8%

1290 High Yield Bond Fund	5.6%

iShares Core S&P U.S. Growth ETF	5.2%

iShares Broad USD High Yield Corporate Bond ETF	4.4%

EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQUITABLE GROWTH MF/ETF PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Equitable Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$63	0.59%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%	[1]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 14.22% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio's tactical overweighting in strategies displaying strong momentum and growth characteristics contributed to performance.
•  The Portfolio's investment in the AB Small Cap Growth Portfolio, which outperformed the broad equity market, was a top contributor to performance.
•  The Portfolio's investment in the 1290 Essex Small Cap Growth Fund also was a top contributor to performance.
What hurt performance during the year?

•  Exposure to the international equity asset category detracted from returns, as international equity markets meaningfully lagged the U.S. equity market.
•  Exposure to higher quality bonds also detracted, as 10-Year U.S. Treasury yields increased by around 70 basis points.
•  Investments in the 1290 Diversified Bond Fund and the 1290 GAMCO Small/Mid Cap Value Fund were the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	Since Inception*
Equitable Growth MF/ETF Portfolio (Class IB)	14.22%	4.95%
MSCI ACWI (Net) Index	17.49%	7.51%
Equitable Growth MF/ETF Index	14.10%	5.85%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.06%

*	Date of inception: February 15, 2022

Performance Inception Date	Feb. 15, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 29,412,928
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$29,412,928

Number of Portfolio Holdings	14

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	20%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		64.6%

Equity	54.7%

Fixed Income	9.9%

Exchange Traded Funds		33.2%

Equity	33.2%

Short-Term Investments		6.4%

Cash and Other Assets Less Liabilities		-4.2%

Top Holdings (as a % of Net Assets)

1290 SmartBeta Equity Fund	29.2%

1290 GAMCO Small/Mid Cap Value Fund	10.0%

iShares MSCI Global Min Vol Factor ETF	9.9%

iShares Core S&P Total U.S. Stock Market ETF	9.6%

1290 Essex Small Cap Growth Fund	8.4%

1290 High Yield Bond Fund	5.7%

SPDR Portfolio Developed World ex-US ETF	5.2%

iShares Core S&P U.S. Growth ETF	5.1%

1290 Avantis U.S. Large Cap Growth Fund	4.4%

1290 Diversified Bond Fund	4.2%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

1290 SmartBeta Equity Fund	29.2%

1290 GAMCO Small/Mid Cap Value Fund	10.0%

iShares MSCI Global Min Vol Factor ETF	9.9%

iShares Core S&P Total U.S. Stock Market ETF	9.6%

1290 Essex Small Cap Growth Fund	8.4%

1290 High Yield Bond Fund	5.7%

SPDR Portfolio Developed World ex-US ETF	5.2%

iShares Core S&P U.S. Growth ETF	5.1%

1290 Avantis U.S. Large Cap Growth Fund	4.4%

1290 Diversified Bond Fund	4.2%

EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQUITABLE GROWTH MF/ETF PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Equitable Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$36	0.34%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%	[1]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 14.49% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio's tactical overweighting in strategies displaying strong momentum and growth characteristics contributed to performance.
•  The Portfolio's investment in the AB Small Cap Growth Portfolio, which outperformed the broad equity market, was a top contributor to performance.
•  The Portfolio's investment in the 1290 Essex Small Cap Growth Fund also was a top contributor to performance.
What hurt performance during the year?

•  Exposure to the international equity asset category detracted from returns, as international equity markets meaningfully lagged the U.S. equity market.
•  Exposure to higher quality bonds also detracted, as 10-Year U.S. Treasury yields increased by around 70 basis points.
•  Investments in the 1290 Diversified Bond Fund and the 1290 GAMCO Small/Mid Cap Value Fund were the top detractors from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	Since Inception*
Equitable Growth MF/ETF Portfolio (Class K)	14.49%	5.20%
MSCI ACWI (Net) Index	17.49%	7.51%
Equitable Growth MF/ETF Index	14.10%	5.85%
Bloomberg U.S. Aggregate Bond Index	1.25%	-1.06%

*	Date of inception: February 15, 2022

Performance Inception Date	Feb. 15, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 29,412,928
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$29,412,928

Number of Portfolio Holdings	14

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	20%

Holdings [Text Block]

What did the Portfolio
 i
nvest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		64.6%

Equity	54.7%

Fixed Income	9.9%

Exchange Traded Funds		33.2%

Equity	33.2%

Short-Term Investments		6.4%

Cash and Other Assets Less Liabilities		-4.2%

Top Holdings (as a % of Net Assets)

1290 SmartBeta Equity Fund	29.2%

1290 GAMCO Small/Mid Cap Value Fund	10.0%

iShares MSCI Global Min Vol Factor ETF	9.9%

iShares Core S&P Total U.S. Stock Market ETF	9.6%

1290 Essex Small Cap Growth Fund	8.4%

1290 High Yield Bond Fund	5.7%

SPDR Portfolio Developed World ex-US ETF	5.2%

iShares Core S&P U.S. Growth ETF	5.1%

1290 Avantis U.S. Large Cap Growth Fund	4.4%

1290 Diversified Bond Fund	4.2%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

1290 SmartBeta Equity Fund	29.2%

1290 GAMCO Small/Mid Cap Value Fund	10.0%

iShares MSCI Global Min Vol Factor ETF	9.9%

iShares Core S&P Total U.S. Stock Market ETF	9.6%

1290 Essex Small Cap Growth Fund	8.4%

1290 High Yield Bond Fund	5.7%

SPDR Portfolio Developed World ex-US ETF	5.2%

iShares Core S&P U.S. Growth ETF	5.1%

1290 Avantis U.S. Large Cap Growth Fund	4.4%

1290 Diversified Bond Fund	4.2%

TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	TARGET 2015 ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Target 2015 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$56	0.55%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%	[1]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 4.77% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio's modest allocation to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio's investment in the EQ/Equity 500 Index Portfolio was the biggest single contributor to performance.
What hurt performance during the year?

•  The Portfolio's average allocation of 73% to the fixed-income asset class produced modest positive returns.
•  Exposure to longer-term and higher-quality bonds detracted from returns.
•  Investments in the 1290 Diversified Bond Fund and EQ/Long-Term Bond Portfolio, which were positioned to benefit from a more pronounced drop in intermediate- and long-term bond yields, produced negative returns.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
Target 2015 Allocation Portfolio (Class IB)	4.77%	3.00%	3.95%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
S&P Target Date 2015 Index	7.25%	4.56%	5.11%

*	This index replaced the prior broad-based securities market index in order to sa tis fy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 24,779,503
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$24,779,503

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	15%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Fixed Income	74.5%

Equity	25.5%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	14.6%

EQ/Core Plus Bond Portfolio	13.5%

EQ/PIMCO Ultra Short Bond Portfolio	13.0%

1290 VT High Yield Bond Portfolio	10.5%

EQ/Equity 500 Index Portfolio	10.2%

EQ/Core Bond Index Portfolio	8.4%

EQ/Quality Bond PLUS Portfolio	7.8%

EQ/Long-Term Bond Portfolio	6.8%

EQ/International Equity Index Portfolio	3.2%

EQ/Janus Enterprise Portfolio	2.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	14.6%

EQ/Core Plus Bond Portfolio	13.5%

EQ/PIMCO Ultra Short Bond Portfolio	13.0%

1290 VT High Yield Bond Portfolio	10.5%

EQ/Equity 500 Index Portfolio	10.2%

EQ/Core Bond Index Portfolio	8.4%

EQ/Quality Bond PLUS Portfolio	7.8%

EQ/Long-Term Bond Portfolio	6.8%

EQ/International Equity Index Portfolio	3.2%

EQ/Janus Enterprise Portfolio	2.9%

TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	TARGET 2015 ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Target 2015 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$30	0.30%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%	[1]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 5.02% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio's modest allocation to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio's investment in the EQ/Equity 500 Index Portfolio was the biggest single contributor to performance.
What hurt performance during the year?

•  The Portfolio's average allocation of 73% to the fixed-income asset class produced modest positive returns.
•  Exposure to longer-term and higher-quality bonds detracted from returns.
•  Investments in the 1290 Diversified Bond Fund and EQ/Long-Term Bond Portfolio, which were positioned to benefit from a more pronounced drop in intermediate- and long-term bond yields, produced negative returns.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
Target 2015 Allocation Portfolio (Class K)	5.02%	3.25%	4.19%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
S&P Target Date 2015 Index	7.25%	4.56%	5.11%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 24,779,503
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$24,779,503

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	15%

Holdings [Text Block]

What did the Portfolio inv
es
t in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Fixed Income	74.5%

Equity	25.5%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	14.6%

EQ/Core Plus Bond Portfolio	13.5%

EQ/PIMCO Ultra Short Bond Portfolio	13.0%

1290 VT High Yield Bond Portfolio	10.5%

EQ/Equity 500 Index Portfolio	10.2%

EQ/Core Bond Index Portfolio	8.4%

EQ/Quality Bond PLUS Portfolio	7.8%

EQ/Long-Term Bond Portfolio	6.8%

EQ/International Equity Index Portfolio	3.2%

EQ/Janus Enterprise Portfolio	2.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	14.6%

EQ/Core Plus Bond Portfolio	13.5%

EQ/PIMCO Ultra Short Bond Portfolio	13.0%

1290 VT High Yield Bond Portfolio	10.5%

EQ/Equity 500 Index Portfolio	10.2%

EQ/Core Bond Index Portfolio	8.4%

EQ/Quality Bond PLUS Portfolio	7.8%

EQ/Long-Term Bond Portfolio	6.8%

EQ/International Equity Index Portfolio	3.2%

EQ/Janus Enterprise Portfolio	2.9%

TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	TARGET 2025 ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Target 2025 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$60	0.58%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%	[1]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 8.65% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio’s moderate allocation to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the biggest single contributor to performance.
What hurt performance during the year?

•  The Portfolio’s average allocation of 45% to the fixed-income asset class produced modest positive returns.
•  Exposure to longer-term and higher-quality bonds detracted from returns.
•  Investments in the 1290 Diversified Bond Fund and EQ/Long-Term Bond Portfolio, which were positioned to benefit from a more pronounced drop in intermediate- and long-term bond yields, produced negative returns.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
Target 2025 Allocation Portfolio (Class IB)	8.65%	5.40%	5.88%
S&P 500 ® Index*	25.02%	14.53%	13.10%
S&P Target Date 2025 Index	8.44%	5.55%	6.14%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 139,851,311
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 126,944
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$139,851,311

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid	$126,944

Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Equity	53.6%

Fixed Income	46.5%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	23.6%

1290 Diversified Bond Fund	8.3%

EQ/Core Plus Bond Portfolio	8.0%

EQ/PIMCO Ultra Short Bond Portfolio	7.7%

EQ/International Equity Index Portfolio	7.4%

1290 VT High Yield Bond Portfolio	7.1%

EQ/Core Bond Index Portfolio	5.9%

EQ/Small Company Index Portfolio	5.7%

EQ/Quality Bond PLUS Portfolio	5.0%

EQ/MFS International Growth Portfolio	4.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	23.6%

1290 Diversified Bond Fund	8.3%

EQ/Core Plus Bond Portfolio	8.0%

EQ/PIMCO Ultra Short Bond Portfolio	7.7%

EQ/International Equity Index Portfolio	7.4%

1290 VT High Yield Bond Portfolio	7.1%

EQ/Core Bond Index Portfolio	5.9%

EQ/Small Company Index Portfolio	5.7%

EQ/Quality Bond PLUS Portfolio	5.0%

EQ/MFS International Growth Portfolio	4.6%

TARGET 2025 ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	TARGET 2025 ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Target 2025 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$34	0.33%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%	[1]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 8.92% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio’s moderate allocation to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the biggest single contributor to performance.
What hurt performance during the year?

•  The Portfolio’s average allocation of 45% to the fixed-income asset class produced modest positive returns.
•  Exposure to longer-term and higher-quality bonds detracted from returns.
•  Investments in the 1290 Diversified Bond Fund and EQ/Long-Term Bond Portfolio, which were positioned to benefit from a more pronounced drop in intermediate- and long-term bond yields, produced negative returns.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
Target 2025 Allocation Portfolio (Class K)	8.92%	5.67%	6.14%
S&P 500 ® Index*	25.02%	14.53%	13.10%
S&P Target Date 2025 Index	8.44%	5.55%	6.14%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 139,851,311
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 126,944
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$139,851,311

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid	$126,944

Portfolio Turnover Rate	17%

Holdings [Text Block]

What did the Portfolio invest
in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Equity	53.6%

Fixed Income	46.5%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	23.6%

1290 Diversified Bond Fund	8.3%

EQ/Core Plus Bond Portfolio	8.0%

EQ/PIMCO Ultra Short Bond Portfolio	7.7%

EQ/International Equity Index Portfolio	7.4%

1290 VT High Yield Bond Portfolio	7.1%

EQ/Core Bond Index Portfolio	5.9%

EQ/Small Company Index Portfolio	5.7%

EQ/Quality Bond PLUS Portfolio	5.0%

EQ/MFS International Growth Portfolio	4.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	23.6%

1290 Diversified Bond Fund	8.3%

EQ/Core Plus Bond Portfolio	8.0%

EQ/PIMCO Ultra Short Bond Portfolio	7.7%

EQ/International Equity Index Portfolio	7.4%

1290 VT High Yield Bond Portfolio	7.1%

EQ/Core Bond Index Portfolio	5.9%

EQ/Small Company Index Portfolio	5.7%

EQ/Quality Bond PLUS Portfolio	5.0%

EQ/MFS International Growth Portfolio	4.6%

TARGET 2035 ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	TARGET 2035 ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Target 2035 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$58	0.55%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%	[1]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 11.49% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio’s allocation to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the biggest single contributor to performance.
What hurt performance during the year?

•  The Portfolio’s average allocation of 25% to the fixed-income asset class produced minimal positive returns.
•  Exposure to foreign equity securities detracted from returns, as did exposure to longer-term and higher-quality bonds.
•  Investments in the 1290 Diversified Bond Fund and EQ/Long-Term Bond Portfolio, which were positioned to benefit from a more pronounced drop in intermediate- and long-term bond yields, produced negative returns.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as o f 1 2/31/24	1 Year	5 Years	10 Years
Target 2035 Allocation Portfolio (Class IB)	11.49%	7.13%	7.16%
S&P 500 ® Index*	25.02%	14.53%	13.10%
S&P Target Date 2035 Index	11.39%	7.44%	7.60%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 253,295,888
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 243,407
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$253,295,888

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid	$243,407

Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.4%

Equity	71.7%

Fixed Income	27.7%

Cash and Other Assets Less Liabilities		0.6%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	33.7%

EQ/International Equity Index Portfolio	10.3%

EQ/Small Company Index Portfolio	9.1%

EQ/MFS International Growth Portfolio	6.2%

1290 VT High Yield Bond Portfolio	4.9%

EQ/Emerging Markets Equity PLUS Portfolio	4.8%

EQ/Core Plus Bond Portfolio	4.7%

1290 Diversified Bond Fund	4.2%

EQ/PIMCO Ultra Short Bond Portfolio	3.9%

EQ/Core Bond Index Portfolio	3.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	33.7%

EQ/International Equity Index Portfolio	10.3%

EQ/Small Company Index Portfolio	9.1%

EQ/MFS International Growth Portfolio	6.2%

1290 VT High Yield Bond Portfolio	4.9%

EQ/Emerging Markets Equity PLUS Portfolio	4.8%

EQ/Core Plus Bond Portfolio	4.7%

1290 Diversified Bond Fund	4.2%

EQ/PIMCO Ultra Short Bond Portfolio	3.9%

EQ/Core Bond Index Portfolio	3.6%

TARGET 2035 ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	TARGET 2035 ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Target 2035 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$32	0.30%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%	[1]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 11.76% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio’s allocation to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the biggest single contributor to performance.
What hurt performance during the year?

•  The Portfolio’s average allocation of 25% to the fixed-income asset class produced minimal positive returns.
•  Exposure to foreign equity securities detracted from returns, as did exposure to longer-term and higher-quality bonds.
•  Investments in the 1290 Diversified Bond Fund and EQ/Long-Term Bond Portfolio, which were positioned to benefit from a more pronounced drop in intermediate- and long-term bond yields, produced negative returns.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
Target 2035 Allocation Portfolio (Class K)	11.76%	7.38%	7.42%
S&P 500 ® Index*	25.02%	14.53%	13.10%
S&P Target Date 2035 Index	11.39%	7.44%	7.60%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 253,295,888
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 243,407
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$253,295,888

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid	$243,407

Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.4%

Equity	71.7%

Fixed Income	27.7%

Cash and Other Assets Less Liabilities		0.6%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	33.7%

EQ/International Equity Index Portfolio	10.3%

EQ/Small Company Index Portfolio	9.1%

EQ/MFS International Growth Portfolio	6.2%

1290 VT High Yield Bond Portfolio	4.9%

EQ/Emerging Markets Equity PLUS Portfolio	4.8%

EQ/Core Plus Bond Portfolio	4.7%

1290 Diversified Bond Fund	4.2%

EQ/PIMCO Ultra Short Bond Portfolio	3.9%

EQ/Core Bond Index Portfolio	3.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	33.7%

EQ/International Equity Index Portfolio	10.3%

EQ/Small Company Index Portfolio	9.1%

EQ/MFS International Growth Portfolio	6.2%

1290 VT High Yield Bond Portfolio	4.9%

EQ/Emerging Markets Equity PLUS Portfolio	4.8%

EQ/Core Plus Bond Portfolio	4.7%

1290 Diversified Bond Fund	4.2%

EQ/PIMCO Ultra Short Bond Portfolio	3.9%

EQ/Core Bond Index Portfolio	3.6%

TARGET 2045 ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	TARGET 2045 ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Target 2045 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$59	0.55%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%	[1]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 12.95% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio’s significant allocation to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the biggest single contributor to performance.
What hurt performance during the year?

•  The Portfolio’s average allocation of 17% to the fixed-income asset class produced minimal positive returns.
•  Exposure to foreign equity securites detracted from returns, as did exposure to longer-term and higher-quality bonds.
•  Investments in the 1290 Diversified Bond Fund and EQ/Long-Term Bond Portfolio, which were positioned to benefit from a more pronounced drop in intermediate- and long-term bond yields, produced negative returns.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
Target 2045 Allocation Portfolio (Class IB)	12.95%	8.06%	7.93%
S&P 500 ® Index*	25.02%	14.53%	13.10%
S&P Target Date 2045 Index	13.58%	8.75%	8.54%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 243,315,183
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 229,544
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$243,315,183

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid	$229,544

Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	82.2%

Fixed Income	17.8%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	38.9%

EQ/International Equity Index Portfolio	11.9%

EQ/Small Company Index Portfolio	11.1%

EQ/MFS International Growth Portfolio	6.7%

EQ/Emerging Markets Equity PLUS Portfolio	5.3%

EQ/Core Plus Bond Portfolio	3.0%

1290 VT High Yield Bond Portfolio	3.0%

EQ/Value Equity Portfolio	2.9%

EQ/Core Bond Index Portfolio	2.6%

1290 Diversified Bond Fund	2.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	38.9%

EQ/International Equity Index Portfolio	11.9%

EQ/Small Company Index Portfolio	11.1%

EQ/MFS International Growth Portfolio	6.7%

EQ/Emerging Markets Equity PLUS Portfolio	5.3%

EQ/Core Plus Bond Portfolio	3.0%

1290 VT High Yield Bond Portfolio	3.0%

EQ/Value Equity Portfolio	2.9%

EQ/Core Bond Index Portfolio	2.6%

1290 Diversified Bond Fund	2.5%

TARGET 2045 ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	TARGET 2045 ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Target 2045 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$32	0.30%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%	[1]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 13.30% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio’s significant allocation to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the biggest single contributor to performance.
What hurt performance during the year?

•  The Portfolio’s average allocation of 17% to the fixed-income asset class produced minimal positive returns.
•  Exposure to foreign equity securites detracted from returns, as did exposure to longer-term and higher-quality bonds.
•  Investments in the 1290 Diversified Bond Fund and EQ/Long-Term Bond Portfolio, which were positioned to benefit from a more pronounced drop in intermediate- and long-term bond yields, produced negative returns.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
Target 2045 Allocation Portfolio (Class K)	13.30%	8.34%	8.20%
S&P 500 ® Index*	25.02%	14.53%	13.10%
S&P Target Date 2045 Index	13.58%	8.75%	8.54%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 243,315,183
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 229,544
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$243,315,183

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid	$229,544

Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	82.2%

Fixed Income	17.8%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	38.9%

EQ/International Equity Index Portfolio	11.9%

EQ/Small Company Index Portfolio	11.1%

EQ/MFS International Growth Portfolio	6.7%

EQ/Emerging Markets Equity PLUS Portfolio	5.3%

EQ/Core Plus Bond Portfolio	3.0%

1290 VT High Yield Bond Portfolio	3.0%

EQ/Value Equity Portfolio	2.9%

EQ/Core Bond Index Portfolio	2.6%

1290 Diversified Bond Fund	2.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	38.9%

EQ/International Equity Index Portfolio	11.9%

EQ/Small Company Index Portfolio	11.1%

EQ/MFS International Growth Portfolio	6.7%

EQ/Emerging Markets Equity PLUS Portfolio	5.3%

EQ/Core Plus Bond Portfolio	3.0%

1290 VT High Yield Bond Portfolio	3.0%

EQ/Value Equity Portfolio	2.9%

EQ/Core Bond Index Portfolio	2.6%

1290 Diversified Bond Fund	2.5%

TARGET 2055 ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	TARGET 2055 ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Target 2055 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$69	0.65%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%	[1]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 14.31% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio’s significant allocation to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the biggest single contributor to performance.
What hurt performance during the year?

•  The Portfolio’s small allocation to the fixed-income asset class produced minimal positive returns.
•  Exposure to foreign equity securities detracted from returns.
•  Investments in the 1290 Diversified Bond Fund and EQ/Long-Term Bond Portfolio, which were positioned to benefit from a more pronounced drop in intermediate- and long-term bond yields, produced negative returns.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since inception*
Target 2055 Allocation Portfolio (Class IB)	14.31%	8.94%	8.60%
S&P 500 ® Index**	25.02%	14.53%	13.35%
S&P Target Date 2055 Index	14.32%	9.11%	8.68%
* Date of inception: April 30, 2015 ** This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

Performance Inception Date	Apr. 30, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 127,001,924
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 112,022
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$127,001,924

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid	$112,022

Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	92.3%

Fixed Income	7.7%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	42.7%

EQ/International Equity Index Portfolio	13.0%

EQ/Small Company Index Portfolio	12.9%

EQ/MFS International Growth Portfolio	8.9%

EQ/Emerging Markets Equity PLUS Portfolio	5.7%

EQ/Value Equity Portfolio	4.3%

Multimanager Aggressive Equity Portfolio	2.1%

1290 VT High Yield Bond Portfolio	1.8%

EQ/American Century Mid Cap Value Portfolio	1.4%

EQ/Core Plus Bond Portfolio	1.3%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	42.7%

EQ/International Equity Index Portfolio	13.0%

EQ/Small Company Index Portfolio	12.9%

EQ/MFS International Growth Portfolio	8.9%

EQ/Emerging Markets Equity PLUS Portfolio	5.7%

EQ/Value Equity Portfolio	4.3%

Multimanager Aggressive Equity Portfolio	2.1%

1290 VT High Yield Bond Portfolio	1.8%

EQ/American Century Mid Cap Value Portfolio	1.4%

EQ/Core Plus Bond Portfolio	1.3%

TARGET 2055 ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	TARGET 2055 ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Target 2055 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$42	0.39%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 14.57% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio’s significant allocation to the equity asset class produced attractive gains.
•  The U.S. large cap equity asset category was the strongest contributor to total return.
•  The Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the biggest single contributor to performance.
What hurt performance during the year?

•  The Portfolio’s small allocation to the fixed-income asset class produced minimal positive returns.
•  Exposure to foreign equity securities detracted from returns.
•  Investments in the 1290 Diversified Bond Fund and EQ/Long-Term Bond Portfolio, which were positioned to benefit from a more pronounced drop in intermediate- and long-term bond yields, produced negative returns.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since inception*
Target 2055 Allocation Portfolio (Class K)	14.57%	9.21%	8.86%
S&P 500 ® Index**	25.02%	14.53%	13.35%
S&P Target Date 2055 Index	14.32%	9.11%	8.68%
* Date of inception: April 30, 2015 ** This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

Performance Inception Date	Apr. 30, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 127,001,924
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 112,022
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$127,001,924

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid	$112,022

Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	92.3%

Fixed Income	7.7%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	42.7%

EQ/International Equity Index Portfolio	13.0%

EQ/Small Company Index Portfolio	12.9%

EQ/MFS International Growth Portfolio	8.9%

EQ/Emerging Markets Equity PLUS Portfolio	5.7%

EQ/Value Equity Portfolio	4.3%

Multimanager Aggressive Equity Portfolio	2.1%

1290 VT High Yield Bond Portfolio	1.8%

EQ/American Century Mid Cap Value Portfolio	1.4%

EQ/Core Plus Bond Portfolio	1.3%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	42.7%

EQ/International Equity Index Portfolio	13.0%

EQ/Small Company Index Portfolio	12.9%

EQ/MFS International Growth Portfolio	8.9%

EQ/Emerging Markets Equity PLUS Portfolio	5.7%

EQ/Value Equity Portfolio	4.3%

Multimanager Aggressive Equity Portfolio	2.1%

1290 VT High Yield Bond Portfolio	1.8%

EQ/American Century Mid Cap Value Portfolio	1.4%

EQ/Core Plus Bond Portfolio	1.3%

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) [Member]
Shareholder Report [Line Items]
Fund Name	1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$110	1.04%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.04%	[1]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 10.84% for the year ended December 31, 2024.
What helped performance during the year?

•  The U.S. large cap equity asset class contributed more than 75% of the total return during the year.
•  Investment-grade corporate credit benefitted from the strong economic backdrop and contributed about 120 basis points to returns.
•  A tactical overweight to equity securities relative to fixed-income securities also contributed, as momentum in equities continued throughout most of the year.
What hurt performance during the year?

•  Diversifying the market cap in the Portfolio’s international equity exposure relative to the benchmark exposure detracted from returns, as large-caps outperformed in international markets.
•  Diversifying among small-cap ETFs also detracted from the Portfolio’s returns relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
1290 VT Moderate Growth Allocation Portfolio (Class IB)	10.84%	4.97%	6.50%
S&P 500 ® Index	25.02%	14.53%	15.94%
1290 VT Moderate Growth Allocation Index	11.41%	7.10%	8.64%
Bloomberg U.S. Credit Corporate 5-10 Year Index	3.21%	0.89%	2.60%

*	Date of inception: February 1, 2019

Performance Inception Date	Feb. 01, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 204,635,218
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 1,148,493
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$204,635,218

Number of Portfolio Holdings	15

Total Investment Advisory Fees Paid	$1,148,493

Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.6%

Equity	64.5%

Fixed Income	35.1%

Short-Term Investments		5.2%

Cash and Other Assets Less Liabilities		-4.8%

Top Holdings (as a % of Net Assets)

Vanguard Intermediate-Term Corporate Bond ETF	35.1%

iShares Core S&P 500 ETF	16.1%

Vanguard S&P 500 ETF	15.9%

iShares Core MSCI EAFE ETF	15.0%

Vanguard Large-Cap ETF	5.6%

iShares Core S&P Mid-Cap ETF	5.4%

iShares MSCI EAFE ETF	4.4%

iShares Russell 2000 ETF	1.1%

iShares Core S&P Small-Cap ETF	1.1%

JPMorgan Prime Money Market Fund, IM Shares	0.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Vanguard Intermediate-Term Corporate Bond ETF	35.1%

iShares Core S&P 500 ETF	16.1%

Vanguard S&P 500 ETF	15.9%

iShares Core MSCI EAFE ETF	15.0%

Vanguard Large-Cap ETF	5.6%

iShares Core S&P Mid-Cap ETF	5.4%

iShares MSCI EAFE ETF	4.4%

iShares Russell 2000 ETF	1.1%

iShares Core S&P Small-Cap ETF	1.1%

JPMorgan Prime Money Market Fund, IM Shares	0.5%

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (CLASS IB)[Member]
Shareholder Report [Line Items]
Fund Name	1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT Multi-Alternative Strategies Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$115	1.10%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.10%	[1]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 9.07% for the year ended December 31, 2024.
What helped performance during the year?

•  Commodities contributed the most to Portfolio return, as the global economic expansion continued. Precious Metals were up 26.7%, driven mainly by gold, and Agriculture was up 33.5%.
•  Long/short equity holdings were also strongly positive during the period.
•  Convertible securities, which benefitted from positive equity performance, were moderate contributors to Portfolio returns.
What hurt performance during the year?

•  Diversifying into inflation-protected bonds produced only minimal returns, as inflation was generally falling throughout the period.
•  Diversifying into non-U.S. real estate, which continued to struggle due to the strength of the U.S. dollar as well as an increase in interest rates, detracted from Portfolio returns.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
1290 VT Multi-Alternative Strategies Portfolio (Class IB)	9.07%	1.83%	1.87%
Bloomberg U.S. Aggregate Bond Index**	1.25%	-0.33%	1.03%
ICE BofA U.S. 3-Month Treasury Bill Index	5.28%	2.48%	2.34%

*	Date of inception: November 13, 2017
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

Performance Inception Date	Nov. 13, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 9,221,944
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$9,221,944

Number of Portfolio Holdings	12

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	28%

Holdings [Text Block]

What did the Portfolio in
ve
st in?
(as of December 31, 2024)

Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.4%

Equity	30.7%

Fixed Income	29.0%

Alternatives	25.1%

Commodity	14.6%

Short-Term Investments		1.2%

Cash and Other Assets Less Liabilities		-0.6%

Top Holdings (as a % of Net Assets)

iShares Convertible Bond ETF	16.7%

NYLI Merger Arbitrage ETF	13.8%

Vanguard Short-Term Inflation-Protected Securities ETF	12.3%

iMGP DBi Managed Futures Strategy ETF	11.3%

JPMorgan Equity Premium Income ETF	9.9%

iShares Core U.S. REIT ETF	7.7%

Vanguard Global ex-U.S. Real Estate ETF	7.7%

Invesco DB Precious Metals Fund	7.2%

JPMorgan Nasdaq Equity Premium Income ETF	5.4%

Invesco DB Agriculture Fund	3.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

iShares Convertible Bond ETF	16.7%

NYLI Merger Arbitrage ETF	13.8%

Vanguard Short-Term Inflation-Protected Securities ETF	12.3%

iMGP DBi Managed Futures Strategy ETF	11.3%

JPMorgan Equity Premium Income ETF	9.9%

iShares Core U.S. REIT ETF	7.7%

Vanguard Global ex-U.S. Real Estate ETF	7.7%

Invesco DB Precious Metals Fund	7.2%

JPMorgan Nasdaq Equity Premium Income ETF	5.4%

Invesco DB Agriculture Fund	3.8%

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (CLASS K) [Member]
Shareholder Report [Line Items]
Fund Name	1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT Multi-Alternative Strategies Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$89	0.85%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 9.45% for the year ended December 31, 2024.

What helped performance during the year?

•  Commodities contributed the most to Portfolio return, as the global economic expansion continued. Precious Metals were up 26.7%, driven mainly by gold, and Agriculture was up 33.5%.
•  Long/short equity holdings were also strongly positive during the period.
•  Convertible securities, which benefitted from positive equity performance, were moderate contributors to Portfolio returns.

What hurt performance during the year?

•  Diversifying into inflation-protected bonds produced only minimal returns, as inflation was generally falling throughout the period.
•  Diversifying into non-U.S. real estate, which continued to stru
g
gle due to the strength of the U.S. dollar as well as an increase in interest rates, detracted from Portfolio returns.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
1290 VT Multi-Alternative Strategies Portfolio (Class K)	9.45%	2.09%	2.13%
Bloomberg U.S. Aggregate Bond Index**	1.25%	-0.33%	1.03%
ICE BofA U.S. 3-Month Treasury Bill Index	5.28%	2.48%	2.34%

*	Date of inception: November 13, 2017
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

Performance Inception Date	Nov. 13, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 9,221,944
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$9,221,944

Number of Portfolio Holdings	12

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	28%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.4%

Equity	30.7%

Fixed Income	29.0%

Alternatives	25.1%

Commodity	14.6%

Short-Term Investments		1.2%

Cash and Other Assets Less Liabilities		-0.6%

Top Holdings (as a % of Net Assets)

iShares Convertible Bond ETF	16.7%

NYLI Merger Arbitrage ETF	13.8%

Vanguard Short-Term Inflation-Protected Securities ETF	12.3%

iMGP DBi Managed Futures Strategy ETF	11.3%

JPMorgan Equity Premium Income ETF	9.9%

iShares Core U.S. REIT ETF	7.7%

Vanguard Global ex-U.S. Real Estate ETF	7.7%

Invesco DB Precious Metals Fund	7.2%

JPMorgan Nasdaq Equity Premium Income ETF	5.4%

Invesco DB Agriculture Fund	3.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

iShares Convertible Bond ETF	16.7%

NYLI Merger Arbitrage ETF	13.8%

Vanguard Short-Term Inflation-Protected Securities ETF	12.3%

iMGP DBi Managed Futures Strategy ETF	11.3%

JPMorgan Equity Premium Income ETF	9.9%

iShares Core U.S. REIT ETF	7.7%

Vanguard Global ex-U.S. Real Estate ETF	7.7%

Invesco DB Precious Metals Fund	7.2%

JPMorgan Nasdaq Equity Premium Income ETF	5.4%

Invesco DB Agriculture Fund	3.8%

1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (CLASS IB) [Member]
Shareholder Report [Line Items]
Fund Name	1290 VT CONVERTIBLE SECURITIES PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT Convertible Securities Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 9.76% for the year ended December 31, 2024.
What helped performance during the year?

•  Security selection within the Information Technology sector contributed to performance.
•  Risk assets performed exceptionally well, contributing to positive absolute returns.
•  Corporate bond excess returns were positive, although corporate spreads tightened at year end.
What hurt performance during the year?

•  In general, volatility in the bond markets had a negative impact on absolute performance.
•  From a sector perspective, the Utilities and Industrials sectors contributed the least to performance.
•  Among holdings, convertible bonds issued by Fisker, Inc., Stem, Inc., and Spirit Airlines, Inc. detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT Convertible Securities Portfolio (Class IB)	9.76%	6.75%	6.94%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg U.S. Convertible Liquid Bond Index	10.13%	9.95%	9.64%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 47,830,238
Holdings Count | Holding	299
Advisory Fees Paid, Amount	$ 123,458
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$47,830,238

Number of Portfolio Holdings	299

Total Investment Advisory Fees Paid	$123,458

Portfolio Turnover Rate	40%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	27.8%

Consumer Discretionary	16.2%

Industrials	11.5%

Health Care	11.0%

Financials	10.8%

Utilities	10.7%

Communication Services	5.4%

Real Estate	3.0%

Materials	1.4%

Consumer Staples	1.0%

Energy	0.6%

Short-Term Investments	1.5%

Cash and Other Assets Less Liabilities	-0.9%

Top Holdings (as a % of Net Assets)

Boeing Co. (The), 6.00%	2.5%

Alibaba Group Holding Ltd., 0.50%, 6/1/31	1.9%

Wells Fargo & Co., 7.50%	1.7%

Bank of America Corp., 7.25%	1.4%

Palo Alto Networks, Inc., 0.38%, 6/1/25	1.0%

Apollo Global Management, Inc., 6.75%	0.9%

PG&E Corp., 4.25%, 12/1/27	0.9%

Ford Motor Co., 0.00%, 3/15/26	0.8%

MicroStrategy, Inc., 0.63%, 3/15/30	0.8%

Carnival Corp., 5.75%, 12/1/27	0.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Boeing Co. (The), 6.00%	2.5%

Alibaba Group Holding Ltd., 0.50%, 6/1/31	1.9%

Wells Fargo & Co., 7.50%	1.7%

Bank of America Corp., 7.25%	1.4%

Palo Alto Networks, Inc., 0.38%, 6/1/25	1.0%

Apollo Global Management, Inc., 6.75%	0.9%

PG&E Corp., 4.25%, 12/1/27	0.9%

Ford Motor Co., 0.00%, 3/15/26	0.8%

MicroStrategy, Inc., 0.63%, 3/15/30	0.8%

Carnival Corp., 5.75%, 12/1/27	0.8%

1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT CONVERTIBLE SECURITIES PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT Convertible Securities Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 10.03% for the year ended December 31, 2024.
What helped performance during the year?

•  Security selection within the Information Technology sector contributed to performance.
•  Risk assets performed exceptionally well, contributing to positive absolute returns.
•  Corporate bond excess returns were positive, although corporate spreads tightened at year end.
What hurt performance during the year?

•  In general, volatility in the bond markets had a negative impact on absolute performance.
•  From a sector perspective, the Utilities and Industrials sectors contributed the least to performance.
•  Among holdings, convertible bonds issued by Fisker, Inc., Stem, Inc., and Spirit Airlines, Inc. detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT Convertible Securities Portfolio (Class K)	10.03%	7.01%	7.21%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg U.S. Convertible Liquid Bond Index	10.13%	9.95%	9.64%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 47,830,238
Holdings Count | Holding	299
Advisory Fees Paid, Amount	$ 123,458
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$47,830,238

Number of Portfolio Holdings	299

Total Investment Advisory Fees Paid	$123,458

Portfolio Turnover Rate	40%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	27.8%

Consumer Discretionary	16.2%

Industrials	11.5%

Health Care	11.0%

Financials	10.8%

Utilities	10.7%

Communication Services	5.4%

Real Estate	3.0%

Materials	1.4%

Consumer Staples	1.0%

Energy	0.6%

Short-Term Investments	1.5%

Cash and Other Assets Less Liabilities	-0.9%

Top Holdings (as a % of Net Assets)

Boeing Co. (The), 6.00%	2.5%

Alibaba Group Holding Ltd., 0.50%, 6/1/31	1.9%

Wells Fargo & Co., 7.50%	1.7%

Bank of America Corp., 7.25%	1.4%

Palo Alto Networks, Inc., 0.38%, 6/1/25	1.0%

Apollo Global Management, Inc., 6.75%	0.9%

PG&E Corp., 4.25%, 12/1/27	0.9%

Ford Motor Co., 0.00%, 3/15/26	0.8%

MicroStrategy, Inc., 0.63%, 3/15/30	0.8%

Carnival Corp., 5.75%, 12/1/27	0.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Boeing Co. (The), 6.00%	2.5%

Alibaba Group Holding Ltd., 0.50%, 6/1/31	1.9%

Wells Fargo & Co., 7.50%	1.7%

Bank of America Corp., 7.25%	1.4%

Palo Alto Networks, Inc., 0.38%, 6/1/25	1.0%

Apollo Global Management, Inc., 6.75%	0.9%

PG&E Corp., 4.25%, 12/1/27	0.9%

Ford Motor Co., 0.00%, 3/15/26	0.8%

MicroStrategy, Inc., 0.63%, 3/15/30	0.8%

Carnival Corp., 5.75%, 12/1/27	0.8%

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT DoubleLine Opportunistic Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 2.82% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio’s relative outperformance was driven mainly by strong performance in the credit sector allocations, as these assets experienced substantial spread tightening in addition to their high interest income.
•  Collateralized loan obligations was the best-performing sector as these assets held relatively shorter durations when the yield curve steepened over the period in addition to their high interest income.
•  Asset-backed securities also contributed significantly to performance as the sector broadly benefited from their relatively shorter duration profiles for the first half of the year.
•  Additionally, senior aviation assets performed well as collateral fundamentals continued to improve.
What hurt performance during the year?

•  The biggest detractor from performance was the Portfolio’s U.S. Treasury holdings, as these assets held the longest durations in the Portfolio and were materially affected by duration-related price declines due to the interest rate curve steepening in the fourth quarter.
•  Global bonds was the only other sector to post negative returns over the period due to heightened geopolitical risks and events during the year.
•  Global bonds is the smallest allocation in the Portfolio at less than 1% of net assets, which helped mitigate negative effects on performance over the period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
1290 VT DoubleLine Opportunistic Bond Portfolio (Class IB)	2.82%	-0.30%	1.22%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.26%

*	Date of inception: May 1, 2015

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 526,618,019
Holdings Count | Holding	803
Advisory Fees Paid, Amount	$ 2,665,850
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$526,618,019

Number of Portfolio Holdings	803

Total Investment Advisory Fees Paid	$2,665,850

Portfolio Turnover Rate	89%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

Corporate Bonds	22.8%

U.S. Treasury Obligations	21.9%

Mortgage-Backed Securities	19.1%

Asset-Backed Securities	16.4%

Collateralized Mortgage Obligations	11.3%

Commercial Mortgage-Backed Securities	5.7%

Investment Companies	1.6%

Foreign Government Securities	0.5%

Short-Term Investments	0.5%

Cash and Other Assets Less Liabilities	0.2%

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT DoubleLine Opportunistic Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 3.06% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio’s relative outperformance was driven mainly by strong performance in the credit sector allocations, as these assets experienced substantial spread tightening in addition to their high interest income.
•  Collateralized loan obligations was the best-performing sector as these assets held relatively shorter durations when the yield curve steepened over the period in addition to their high interest income.
•  Asset-backed securities also contributed significantly to performance as the sector broadly benefited from their relatively shorter duration profiles for the first half of the year.
•  Additionally, senior aviation assets performed well as collateral fundamentals continued to improve.
What hurt performance during the year?

•  The biggest detractor from performance was the Portfolio’s U.S. Treasury holdings, as these assets held the longest durations in the Portfolio and were materially affected by duration-related price declines due to the interest rate curve steepening in the fourth quarter.
•  Global bonds was the only other sector to post negative returns over the period due to heightened geopolitical risks and events during the year.
•  Global bonds is the smallest allocation in the Portfolio at less than 1% of net assets, which helped mitigate negative effects on performance over the period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
1290 VT DoubleLine Opportunistic Bond Portfolio (Class K)	3.06%	-0.05%	1.47%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.26%

*	Date of inception: May 1, 2015

Performance Inception Date	May 01, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 526,618,019
Holdings Count | Holding	803
Advisory Fees Paid, Amount	$ 2,665,850
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$526,618,019

Number of Portfolio Holdings	803

Total Investment Advisory Fees Paid	$2,665,850

Portfolio Turnover Rate	89%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

Corporate Bonds	22.8%

U.S. Treasury Obligations	21.9%

Mortgage-Backed Securities	19.1%

Asset-Backed Securities	16.4%

Collateralized Mortgage Obligations	11.3%

Commercial Mortgage-Backed Securities	5.7%

Investment Companies	1.6%

Foreign Government Securities	0.5%

Short-Term Investments	0.5%

Cash and Other Assets Less Liabilities	0.2%

1290 VT EQUITY INCOME PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT EQUITY INCOME PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT Equity Income Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 9.67% for the year ended December 31, 2024.
What helped performance during the year?

•  An overweight to the Financials sector, mixed with an underweight to the Industrials sector, moderately helped relative performance against the Russell 1000 Index.
•  Sector allocation impacts were less pronounced compared to the Russell 1000 Value Index, with an underweight to the Consumer Discretionary and Information Technology sectors and an overweight to the Consumer Staples sector modestly helping performance.
•  Stock selection within the Utilities, Financials, and Materials sectors had a positive impact on performance relative to both the Russell 1000 Index and Russell 1000 Value Index.
•  The period of falling bond yields helped the performance of dividend paying stocks.
What hurt performance during the year?

•  The main drivers of relative underperformance were allocation impacts from sector positioning due to the high Information Technology weight in the Russell 1000 Index and Russell 1000 Value Index.
•  An underweight to the Information Technology sector and overweights in the Health Care, Materials, and Energy sectors drove much of the relative underperformance against the Russell 1000 Index.
•  Sector allocation impacts were less pronounced compared to the Russell 1000 Value Index, with an overweight to the Health Care and Materials sectors and an underweight to the Financials sector hurting performance.
•  Stock selection within the Health Care, Communication Services, and Information Technology sectors also contributed to relative underperformance.
•  A small number of larger companies led the market during the year, and the market environment was markedly more favorable for growth-oriented companies, especially ones with exposure to artificial intelligence (AI). Thus, the Portfolio’s dividend-focused strategy with more defensive companies struggled as Treasury yields remained elevated.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT Equity Income Portfolio (Class IB)	9.67%	7.56%	7.34%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Value Index	14.37%	8.68%	8.49%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 459,936,452
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 2,744,655
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$459,936,452

Number of Portfolio Holdings	45

Total Investment Advisory Fees Paid	$2,744,655

Portfolio Turnover Rate	26%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Health Care	18.6%

Financials	18.1%

Consumer Staples	13.4%

Energy	10.1%

Utilities	8.4%

Real Estate	8.4%

Materials	7.4%

Industrials	7.1%

Communication Services	4.0%

Information Technology	3.5%

Short-Term Investments	3.7%

Cash and Other Assets Less Liabilities	-2.7%

Top Holdings (as a % of Net Assets)

Air Products and Chemicals, Inc.	3.8%

JPMorgan Chase & Co.	3.6%

Philip Morris International, Inc.	3.4%

Enbridge, Inc.	3.3%

Merck & Co., Inc.	3.2%

Entergy Corp.	3.1%

Chubb Ltd.	3.0%

Fidelity National Information Services, Inc.	3.0%

Medtronic plc	2.9%

Sanofi SA (ADR)	2.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Air Products and Chemicals, Inc.	3.8%

JPMorgan Chase & Co.	3.6%

Philip Morris International, Inc.	3.4%

Enbridge, Inc.	3.3%

Merck & Co., Inc.	3.2%

Entergy Corp.	3.1%

Chubb Ltd.	3.0%

Fidelity National Information Services, Inc.	3.0%

Medtronic plc	2.9%

Sanofi SA (ADR)	2.9%

1290 VT EQUITY INCOME PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT EQUITY INCOME PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT Equity Income Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 10.04% for the year ended December 31, 2024.
What helped performance during the year?

•  An overweight to the Financials sector, mixed with an underweight to the Industrials sector, moderately helped relative performance against the Russell 1000 Index.
•  Sector allocation impacts were less pronounced compared to the Russell 1000 Value Index, with an underweight to the Consumer Discretionary and Information Technology sectors and an overweight to the Consumer Staples sector modestly helping performance.
•  Stock selection within the Utilities, Financials, and Materials sectors had a positive impact on performance relative to both the Russell 1000 Index and Russell 1000 Value Index.
•  The period of falling bond yields helped the performance of dividend paying stocks.
What hurt performance during the year?

•  The main drivers of relative underperformance were allocation impacts from sector positioning due to the high Information Technology weight in the Russell 1000 Index and Russell 1000 Value Index.
•  An underweight to the Information Technology sector and overweights in the Health Care, Materials, and Energy sectors drove much of the relative underperformance against the Russell 1000 Index.
•  Sector allocation impacts were less pronounced compared to the Russell 1000 Value Index, with an overweight to the Health Care and Materials sectors and an underweight to the Financials sector hurting performance.
•  Stock selection within the Health Care, Communication Services, and Information Technology sectors also contributed to relative underperformance.
•  A small number of larger companies led the market during the year, and the market environment was markedly more favorable for growth-oriented companies, especially ones with exposure to artificial intelligence (AI). Thus, the Portfolio’s dividend-focused strategy with more defensive companies struggled as Treasury yields remained elevated.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT Equity Income Portfolio (Class K)	10.04%	7.82%	7.61%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Value Index	14.37%	8.68%	8.49%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 459,936,452
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 2,744,655
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$459,936,452

Number of Portfolio Holdings	45

Total Investment Advisory Fees Paid	$2,744,655

Portfolio Turnover Rate	26%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Health Care	18.6%

Financials	18.1%

Consumer Staples	13.4%

Energy	10.1%

Utilities	8.4%

Real Estate	8.4%

Materials	7.4%

Industrials	7.1%

Communication Services	4.0%

Information Technology	3.5%

Short-Term Investments	3.7%

Cash and Other Assets Less Liabilities	-2.7%

Top Holdings (as a % of Net Assets)

Air Products and Chemicals, Inc.	3.8%

JPMorgan Chase & Co.	3.6%

Philip Morris International, Inc.	3.4%

Enbridge, Inc.	3.3%

Merck & Co., Inc.	3.2%

Entergy Corp.	3.1%

Chubb Ltd.	3.0%

Fidelity National Information Services, Inc.	3.0%

Medtronic plc	2.9%

Sanofi SA (ADR)	2.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Air Products and Chemicals, Inc.	3.8%

JPMorgan Chase & Co.	3.6%

Philip Morris International, Inc.	3.4%

Enbridge, Inc.	3.3%

Merck & Co., Inc.	3.2%

Entergy Corp.	3.1%

Chubb Ltd.	3.0%

Fidelity National Information Services, Inc.	3.0%

Medtronic plc	2.9%

Sanofi SA (ADR)	2.9%

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT GAMCO Mergers & Acquisitions Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$131	1.25%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 9.02% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio’s holdings in companies believed to be likely takeover targets helped its performance relative to the S&P Long-Only Merger Arbitrage Index in a period in which the overall market was strong.
•  The Portfolio’s exposure to health care companies and the performance of these companies contributed to returns during the year.
•  The Portfolio’s exposure to industrial companies and the performance of these companies also contributed to returns.
What hurt performance during the year?

•  The Portfolio’s lower exposure to information technology companies was the largest relative detractor from performance by sector during the year. A handful of stocks drove broader market returns, with the Magnificent 7 stocks comprising 33% of the S&P 500 Index’s weighting and accounting for more than half of its return during the year.
•  The Portfolio’s lower weighting in financial companies also detracted from performance relative to the S&P 500 Index during the year.
•  More than two thirds of the Portfolio’s equity holdings were in small and mid-capitalization stocks, compared to 1% of the S&P 500 Index, which hurt returns relative to the broader market during the year.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT GAMCO Mergers & Acquisitions Portfolio (Class IB)	9.02%	4.29%	4.09%
S&P 500 ® Index*	25.02%	14.53%	13.10%
S&P Long-Only Merger Arbitrage Index	2.91%	2.73%	3.36%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 166,912,950
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 1,355,659
Investment Company, Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$166,912,950

Number of Portfolio Holdings	166

Total Investment Advisory Fees Paid	$1,355,659

Portfolio Turnover Rate	177%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Communication Services	18.6%

Utilities	11.0%

Materials	7.4%

Consumer Discretionary	7.2%

Information Technology	6.7%

Industrials	5.6%

Health Care	4.8%

Financials	3.8%

Energy	1.6%

Consumer Staples	0.7%

Real Estate	0.5%

Short-Term Investments	31.1%

Cash and Other Assets Less Liabilities	1.0%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	29.8%

United States Cellular Corp.	2.9%

Vulcan Materials Co.	2.7%

Southwest Gas Holdings, Inc.	2.7%

Fox Corp., Class B	2.4%

Revelyst, Inc.	2.3%

National Fuel Gas Co.	2.3%

TXNM Energy, Inc.	2.2%

Atlanta Braves Holdings, Inc., Class A	2.2%

HashiCorp, Inc., Class A	2.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	29.8%

United States Cellular Corp.	2.9%

Vulcan Materials Co.	2.7%

Southwest Gas Holdings, Inc.	2.7%

Fox Corp., Class B	2.4%

Revelyst, Inc.	2.3%

National Fuel Gas Co.	2.3%

TXNM Energy, Inc.	2.2%

Atlanta Braves Holdings, Inc., Class A	2.2%

HashiCorp, Inc., Class A	2.1%

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT GAMCO Mergers & Acquisitions Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 9.35% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio’s holdings in companies believed to be likely takeover targets helped its performance relative to the S&P Long-Only Merger Arbitrage Index in a period in which the overall market was strong.
•  The Portfolio’s exposure to health care companies and the performance of these companies contributed to returns during the year.
•  The Portfolio’s exposure to industrial companies and the performance of these companies also contributed to returns.
What hurt performance during the year?

•  The Portfolio’s lower exposure to information technology companies was the largest relative detractor from performance by sector during the year. A handful of stocks drove broader market returns, with the Magnificent 7 stocks comprising 33% of the S&P 500 Index’s weighting and accounting for more than half of its return during the year.
•  The Portfolio’s lower weighting in financial companies also detracted from performance relative to the S&P 500 Index during the year.
•  More than two thirds of the Portfolio’s equity holdings were in small and mid-capitalization stocks, compared to 1% of the S&P 500 Index, which hurt returns relative to the broader market during the year.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT GAMCO Mergers & Acquisitions Portfolio (Class K)	9.35%	4.57%	4.35%
S&P 500 ® Index*	25.02%	14.53%	13.10%
S&P Long-Only Merger Arbitrage Index	2.91%	2.73%	3.36%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 166,912,950
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 1,355,659
Investment Company, Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$166,912,950

Number of Portfolio Holdings	166

Total Investment Advisory Fees Paid	$1,355,659

Portfolio Turnover Rate	177%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)
Communication Services	18.6%
Utilities	11.0%
Materials	7.4%
Consumer Discretionary	7.2%
Information Technology	6.7%
Industrials	5.6%
Health Care	4.8%
Financials	3.8%
Energy	1.6%
Consumer Staples	0.7%
Real Estate	0.5%
Short-Term Investments	31.1%
Cash and Other Assets Less Liabilities	1.0%

Top Holdings (as a % of Net Assets)
JPMorgan Prime Money Market Fund, IM Shares	29.8%
United States Cellular Corp.	2.9%
Vulcan Materials Co.	2.7%
Southwest Gas Holdings, Inc.	2.7%
Fox Corp., Class B	2.4%
Revelyst, Inc.	2.3%
National Fuel Gas Co.	2.3%
TXNM Energy, Inc.	2.2%
Atlanta Braves Holdings, Inc., Class A	2.2%
HashiCorp, Inc., Class A	2.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)
JPMorgan Prime Money Market Fund, IM Shares	29.8%
United States Cellular Corp.	2.9%
Vulcan Materials Co.	2.7%
Southwest Gas Holdings, Inc.	2.7%
Fox Corp., Class B	2.4%
Revelyst, Inc.	2.3%
National Fuel Gas Co.	2.3%
TXNM Energy, Inc.	2.2%
Atlanta Braves Holdings, Inc., Class A	2.2%
HashiCorp, Inc., Class A	2.1%

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT GAMCO Small Company Value Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$111	1.05%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 11.59% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio’s exposure to industrial companies and the performance of these companies was the largest contributor to returns during the year.
•  The Portfolio’s lower allocation to energy companies also contributed to performance during the year. In addition, limited investments in commodity-driven industries helped performance.
What hurt performance during the year?

•  The Portfolio’s lower weighting in financial companies was the largest detractor from performance relative to the Russell 2000 Value Index during the year.
•  The performance of several companies in the Materials sector also detracted from relative performance during the year.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT GAMCO Small Company Value Portfolio (Class IB)	11.59%	10.58%	8.80%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell 2000 ® Value Index	8.05%	7.29%	7.14%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 3,616,732,606
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 24,771,870
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$3,616,732,606

Number of Portfolio Holdings	385

Total Investment Advisory Fees Paid	$24,771,870

Portfolio Turnover Rate	4%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	43.4%

Consumer Discretionary	16.3%

Communication Services	8.1%

Materials	5.2%

Consumer Staples	4.8%

Information Technology	4.5%

Utilities	4.3%

Financials	3.6%

Health Care	2.7%

Real Estate	2.5%

Energy	1.5%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	2.2%

Top Holdings (as a % of Net Assets)

Mueller Industries, Inc.	3.8%

GATX Corp.	3.3%

Herc Holdings, Inc.	2.9%

Modine Manufacturing Co.	2.3%

Crane Co.	2.3%

Penske Automotive Group, Inc.	1.8%

Republic Services, Inc.	1.7%

AMETEK, Inc.	1.6%

Rush Enterprises, Inc., Class B	1.6%

Ryman Hospitality Properties, Inc. (REIT)	1.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Mueller Industries, Inc.	3.8%

GATX Corp.	3.3%

Herc Holdings, Inc.	2.9%

Modine Manufacturing Co.	2.3%

Crane Co.	2.3%

Penske Automotive Group, Inc.	1.8%

Republic Services, Inc.	1.7%

AMETEK, Inc.	1.6%

Rush Enterprises, Inc., Class B	1.6%

Ryman Hospitality Properties, Inc. (REIT)	1.5%

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT GAMCO Small Company Value Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 11.86% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio’s exposure to industrial companies and the performance of these companies was the largest contributor to returns during the year.
•  The Portfolio’s lower allocation to energy companies also contributed to performance during the year. In addition, limited investments in commodity-driven industries helped performance.
What hurt performance during the year?

•  The Portfolio’s lower weighting in financial companies was the largest detractor from performance relative to the Russell 2000 Value Index during the year.
•  The performance of several companies in the Materials sector also detracted from relative performance during the year.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT GAMCO Small Company Value Portfolio (Class K)	11.86%	10.86%	9.07%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell 2000 ® Value Index	8.05%	7.29%	7.14%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 3,616,732,606
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 24,771,870
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$3,616,732,606

Number of Portfolio Holdings	385

Total Investment Advisory Fees Paid	$24,771,870

Portfolio Turnover Rate	4%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)
Industrials	43.4%
Consumer Discretionary	16.3%
Communication Services	8.1%
Materials	5.2%
Consumer Staples	4.8%
Information Technology	4.5%
Utilities	4.3%
Financials	3.6%
Health Care	2.7%
Real Estate	2.5%
Energy	1.5%
Short-Term Investments	0.9%
Cash and Other Assets Less Liabilities	2.2%

Top Holdings (as a % of Net Assets)
Mueller Industries, Inc.	3.8%
GATX Corp.	3.3%
Herc Holdings, Inc.	2.9%
Modine Manufacturing Co.	2.3%
Crane Co.	2.3%
Penske Automotive Group, Inc.	1.8%
Republic Services, Inc.	1.7%
AMETEK, Inc.	1.6%
Rush Enterprises, Inc., Class B	1.6%
Ryman Hospitality Properties, Inc. (REIT)	1.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)
Mueller Industries, Inc.	3.8%
GATX Corp.	3.3%
Herc Holdings, Inc.	2.9%
Modine Manufacturing Co.	2.3%
Crane Co.	2.3%
Penske Automotive Group, Inc.	1.8%
Republic Services, Inc.	1.7%
AMETEK, Inc.	1.6%
Rush Enterprises, Inc., Class B	1.6%
Ryman Hospitality Properties, Inc. (REIT)	1.5%

1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT HIGH YIELD BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT High Yield Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 7.56% for the year ended December 31, 2024.
What helped performance during the year?

•  Being underweight the better-quality intermediate duration segment of the market contributed to the Portfolio’s relative performance.
•  Security selection in the telecommunications, health services and insurance brokerage industries also contributed to relative performance.
•  The Portfolio’s overall positioning, which emphasized income generation, as well as the Portfolio’s asset allocation and issue selection contributed to relative performance.
•  The Portfolio’s opportunistic allocation to loans also contributed, as the Portfolio’s loan positions meaningfully
What hurt performance during the year?

•  From a macro risk positioning perspective, being underweight to the highest yielding segment of the market detracted from relative performance.
•  Security selection in the media space also detracted.
•  Being underweight in the pharmaceuticals industry, which rallied meaningfully in 2024, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT High Yield Bond Portfolio (Class IB)	7.56%	3.72%	4.33%
ICE BofA U.S. High Yield Index	8.27%	4.08%	5.10%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 249,523,203
Holdings Count | Holding	481
Advisory Fees Paid, Amount	$ 1,281,896
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$249,523,203

Number of Portfolio Holdings	481

Total Investment Advisory Fees Paid	$1,281,896

Portfolio Turnover Rate	39%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Sector (as a % of Net Assets)

Corporate Bonds		82.1%

Consumer Discretionary	13.0%

Financials	11.7%

Industrials	11.4%

Information Technology	9.8%

Communication Services	9.2%

Energy	8.1%

Materials	7.6%

Health Care	5.2%

Other	6.1%

Exchange Traded Funds		8.9%

Loan Participations		3.8%

Financials	1.7%

Information Technology	1.5%

Other	0.6%

Common Stocks		0.0%#

Short-Term Investments		11.5%

Cash and Other Assets Less Liabilities		-6.3%

#	Less than 0.05%

1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT HIGH YIELD BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT High Yield Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 7.83% for the year ended December 31, 2024.
What helped performance during the year?

•  Being underweight the better-quality intermediate duration segment of the market contributed to the Portfolio’s relative performance.
•  Security selection in the telecommunications, health services and insurance brokerage industries also contributed to relative performance.
•  The Portfolio’s overall positioning, which emphasized income generation, as well as the Portfolio’s asset allocation and issue selection contributed to relative performance.
•  The Portfolio’s opportunistic allocation to loans also contributed, as the Portfolio’s loan positions meaningfully
What hurt performance during the year?

•  From a macro risk positioning perspective, being underweight to the highest yielding segment of the market detracted from relative performance.
•  Security selection in the media space also detracted.
•  Being underweight in the pharmaceuticals industry, which rallied meaningfully in 2024, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT High Yield Bond Portfolio (Class K)	7.83%	3.99%	4.59%
ICE BofA U.S. High Yield Index	8.27%	4.08%	5.10%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 249,523,203
Holdings Count | Holding	481
Advisory Fees Paid, Amount	$ 1,281,896
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$249,523,203

Number of Portfolio Holdings	481

Total Investment Advisory Fees Paid	$1,281,896

Portfolio Turnover Rate	39%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Sector (as a % of Net Assets)

Corporate Bonds		82.1%

Consumer Discretionary	13.0%

Financials	11.7%

Industrials	11.4%

Information Technology	9.8%

Communication Services	9.2%

Energy	8.1%

Materials	7.6%

Health Care	5.2%

Other	6.1%

Exchange Traded Funds		8.9%

Loan Participations		3.8%

Financials	1.7%

Information Technology	1.5%

Other	0.6%

Common Stocks		0.0%#

Short-Term Investments		11.5%

Cash and Other Assets Less Liabilities		-6.3%
#	Less than 0.05%

1290 VT MICRO CAP PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT MICRO CAP PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT Micro Cap Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$127	1.15%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 20.06% for the year ended December 31, 2024.
What helped performance during the year?

•  From a sector allocation perspective, underweighting the Energy, Real Estate, and Utilities sectors contributed to relative performance as they were all among the worst performing sectors within the Russell Microcap Index.
•  Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Longboard Pharmaceuticals, Inc.
•  Security selection within the Consumer Discretionary sector also contributed to relative performance.
What hurt performance during the year?

•  Security selection within the Information Technology sector detracted from relative performance.
•  Security selection within the Financials sector also detracted from relative performance. AvidXchange Holdings, Inc., a provider of accounts payable automation software and payment solutions, was a top detractor.
•  From a sector allocation perspective, overweighting Health Care and underweighting Financials also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT Micro Cap Portfolio (Class IB)	20.06%	9.77%	9.92%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell Microcap ® Index	13.70%	6.97%	6.77%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 168,547,207
Holdings Count | Holding	1,485
Advisory Fees Paid, Amount	$ 949,824
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$168,547,207

Number of Portfolio Holdings	1,485

Total Investment Advisory Fees Paid	$949,824

Portfolio Turnover Rate	90%

Holdings [Text Block]

What did the Portfolio invest
in
?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Health Care	28.2%

Information Technology	19.6%

Industrials	14.4%

Financials	13.8%

Consumer Discretionary	8.4%

Consumer Staples	5.5%

Communication Services	3.1%

Energy	2.0%

Real Estate	1.7%

Materials	1.4%

Utilities	0.3%

Short-Term Investments	5.9%

Cash and Other Assets Less Liabilities	-4.3%

Top Holdings (as a % of Net Assets)

Tarsus Pharmaceuticals, Inc.	2.0%

Scholar Rock Holding Corp.	1.6%

Universal Technical Institute, Inc.	1.5%

Core Scientific, Inc.	1.4%

VSE Corp.	1.4%

Agilysys, Inc.	1.3%

Grid Dynamics Holdings, Inc.	1.3%

Cellebrite DI Ltd.	1.2%

OneSpaWorld Holdings Ltd.	1.2%

Alkami Technology, Inc.	1.2%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Tarsus Pharmaceuticals, Inc.	2.0%

Scholar Rock Holding Corp.	1.6%

Universal Technical Institute, Inc.	1.5%

Core Scientific, Inc.	1.4%

VSE Corp.	1.4%

Agilysys, Inc.	1.3%

Grid Dynamics Holdings, Inc.	1.3%

Cellebrite DI Ltd.	1.2%

OneSpaWorld Holdings Ltd.	1.2%

Alkami Technology, Inc.	1.2%

1290 VT MICRO CAP PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT MICRO CAP PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT Micro Cap Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$99	0.90%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 20.39% for the year ended December 31, 2024.

What helped performance during the year?

•  From a sector allocation perspective, underweighting the Energy, Real Estate, and Utilities sectors contributed to relative performance as they were all among the worst performing sectors within the Russell Microcap Index.
•  Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Longboard Pharmaceuticals, Inc.
•  Security selection within the Consumer Discretionary sector also contributed to relative performance.

What hurt performance during the year?

•  Security selection within the Information Technology sector detracted from relative performance.
•  Security selection within the Financials sector also detracted from relative performance. AvidXchange Holdings, Inc., a provider of accounts payable automation software and payment solutions, was a top detractor.
•  From a sector allocation perspective, overweighting Health Care and underweighting Financials also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT Micro Cap Portfolio (Class K)	20.39%	10.04%	10.15%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell Microcap ® Index	13.70%	6.97%	6.77%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 168,547,207
Holdings Count | Holding	1,485
Advisory Fees Paid, Amount	$ 949,824
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$168,547,207

Number of Portfolio Holdings	1,485

Total Investment Advisory Fees Paid	$949,824

Portfolio Turnover Rate	90%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Health Care	28.2%

Information Technology	19.6%

Industrials	14.4%

Financials	13.8%

Consumer Discretionary	8.4%

Consumer Staples	5.5%

Communication Services	3.1%

Energy	2.0%

Real Estate	1.7%

Materials	1.4%

Utilities	0.3%

Short-Term Investments	5.9%

Cash and Other Assets Less Liabilities	-4.3%

Top Holdings (as a % of Net Assets)

Tarsus Pharmaceuticals, Inc.	2.0%

Scholar Rock Holding Corp.	1.6%

Universal Technical Institute, Inc.	1.5%

Core Scientific, Inc.	1.4%

VSE Corp.	1.4%

Agilysys, Inc.	1.3%

Grid Dynamics Holdings, Inc.	1.3%

Cellebrite DI Ltd.	1.2%

OneSpaWorld Holdings Ltd.	1.2%

Alkami Technology, Inc.	1.2%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Tarsus Pharmaceuticals, Inc.	2.0%

Scholar Rock Holding Corp.	1.6%

Universal Technical Institute, Inc.	1.5%

Core Scientific, Inc.	1.4%

VSE Corp.	1.4%

Agilysys, Inc.	1.3%

Grid Dynamics Holdings, Inc.	1.3%

Cellebrite DI Ltd.	1.2%

OneSpaWorld Holdings Ltd.	1.2%

Alkami Technology, Inc.	1.2%

1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT NATURAL RESOURCES PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT Natural Resources Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$87	0.90%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned -5.56% for the year ended December 31, 2024.

What helped performance during the year?

•  The sub-industries that contributed the most to performance were gold, coal & consumable fuels, silver, forest products, and aluminum.
•  The stocks that contributed the most to performance were Exxon Mobil Corp., Agnico Eagle Mines Ltd., Texas Pacific Land Corp., Pioneer Natural Resources Co., and Corteva, Inc.

What hurt performance during the year?

•  The sub-industries that detracted the most from performance were diversified metals & mining, steel, agricultural products & services, paper products, and integrated oil & gas.
•  The stocks that detracted the most from performance were BHP Group Ltd., TotalEnergies SE, ConocoPhillips, Glencore plc, and Nucor Corp.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT Natural Resources Portfolio (Class IB)	-5.56%	6.76%	3.62%
MSCI World (Net) Index*	18.67%	11.17%	9.95%
MSCI World Commodity Producers (Net) Index	-5.28%	7.31%	4.09%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 29,376,771
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$29,376,771

Number of Portfolio Holdings	83

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	4%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of N et Assets)

United States	60.0%

Canada	12.6%

Australia	12.5%

France	4.2%

Japan	1.5%

South Africa	1.3%

Norway	1.2%

Italy	1.1%

Brazil	1.1%

Finland	0.7%

Other	3.4%

Cash and Other Assets Less Liabilities	0.4%

Sector & Industry Weightings (as a % of Net Assets)

Energy		66.4%

Integrated Oil & Gas	46.2%

Oil & Gas Exploration & Production	19.4%

Coal & Consumable Fuels	0.8%

Materials		31.2%

Diversified Metals & Mining	12.5%

Gold	6.4%

Steel	4.2%

Fertilizers & Agricultural Chemicals	3.3%

Copper	2.7%

Paper Products	1.1%

Forest Products	0.4%

Aluminum	0.3%

Silver	0.3%

Food, Beverage & Tobacco		1.4%

Agricultural Products & Services	1.4%

Short-Term Investments		0.6%

Cash and Other Assets Less Liabilities		0.4%

1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT NATURAL RESOURCES PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT Natural Resources Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$63	0.65%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned -5.21% for the year ended December 31, 2024.

What helped performance during the year?

•  The sub-industries that contributed the most to performance were gold, coal & consumable fuels, silver, forest products, and aluminum.
•  The stocks that contributed the most to performance were Exxon Mobil Corp., Agnico Eagle Mines Ltd., Texas Pacific Land Corp., Pioneer Natural Resources Co., and Corteva, Inc.

What hurt performance during the year?

•  The sub-industries that detracted the most from performance were diversified metals & mining, steel, agricultural products & services, paper products, and integrated oil & gas.
•  The stocks that detracted the most from performance were BHP Group Ltd., TotalEnergies SE, ConocoPhillips, Glencore plc, and Nucor Corp.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT Natural Resources Portfolio (Class K)	-5.21%	7.04%	3.89%
MSCI World (Net) Index*	18.67%	11.17%	9.95%
MSCI World Commodity Producers (Net) Index	-5.28%	7.31%	4.09%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 29,376,771
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$29,376,771

Number of Portfolio Holdings	83

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	4%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

United States	60.0%

Canada	12.6%

Australia	12.5%

France	4.2%

Japan	1.5%

South Africa	1.3%

Norway	1.2%

Italy	1.1%

Brazil	1.1%

Finland	0.7%

Other	3.4%

Cash and Other Assets Less Liabilities	0.4%

Sector & Industry Weightings (as a % of Net Assets)

Energy		66.4%

Integrated Oil & Gas	46.2%

Oil & Gas Exploration & Production	19.4%

Coal & Consumable Fuels	0.8%

Materials		31.2%

Diversified Metals & Mining	12.5%

Gold	6.4%

Steel	4.2%

Fertilizers & Agricultural Chemicals	3.3%

Copper	2.7%

Paper Products	1.1%

Forest Products	0.4%

Aluminum	0.3%

Silver	0.3%

Food, Beverage & Tobacco		1.4%

Agricultural Products & Services	1.4%

Short-Term Investments		0.6%

Cash and Other Assets Less Liabilities		0.4%

1290 VT REAL ESTATE PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT REAL ESTATE PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT Real Estate Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$90	0.90%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 0.83% for the year ended December 31, 2024.

What helped performance during the year?

•  The sub-industries that contributed the most to performance were healthcare real estate investment trusts (REITs), data center REITs, multi-family residential REITs, retail REITs, and other specialized REITs.
•  The stocks that contributed the most to performance were Welltower, Inc., Digital Realty Trust, Inc., Equinix, Inc., Simon Property Group, Inc., and AvalonBay Communities, Inc.

What hurt performance during the year?

•  The sub-industries that detracted the most from performance were industrial REITs, diversified REITs, real estate operating companies, real estate development, and hotel & resort REITs.
•  The stocks that detracted the most from performance were Prologis, Inc., Alexandria Real Estate Equities, Inc., Rexford Industrial Realty, Inc., Link REIT, and Segro plc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT Real Estate Portfolio (Class IB)	0.83%	-1.06%	2.12%
MSCI World (Net) Index*	18.67%	11.17%	9.95%
FTSE EPRA/NAREIT Developed Index	2.00%	-0.03%	3.20%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 34,115,490
Holdings Count | Holding	366
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$34,115,490

Number of Portfolio Holdings	366

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	19%

Holdings [Text Block]

What did the Portfolio invest in?
(as of Decem
b
er 31, 2024)

Industry Group and Sub-Industry Weightings (as a % of Net Assets)

Real Estate			97.9%

Retail REITs	16.5%

Industrial REITs	14.3%

Health Care REITs	10.4%

Multi-Family Residential REITs	8.9%

Data Center REITs	8.7%

Other	39.1%

Exchange Traded Fund			1.1%

Equity Funds	1.1%

Information Technology			0.3%

Internet Services & Infrastructure	0.3%

Consumer Discretionary			0.0%	#

Hotels, Resorts & Cruise Lines	0.0%	#

Health Care			0.2%

Health Care Facilities	0.2%

Closed End Fund			0.0%	#

Diversified REITs	0.0%	#

Short-Term Investments			1.4%

Cash and Other Assets Less Liabilities			-0.9%

Top Holdings (as a % of Net Assets)

Prologis, Inc. (REIT)	5.6%

Equinix, Inc. (REIT)	5.2%

Welltower, Inc. (REIT)	4.4%

Digital Realty Trust, Inc. (REIT)	3.3%

Simon Property Group, Inc. (REIT)	3.2%

Public Storage (REIT)	2.7%

Realty Income Corp. (REIT)	2.6%

Goodman Group (REIT)	2.3%

Extra Space Storage, Inc. (REIT)	1.8%

AvalonBay Communities, Inc. (REIT)	1.8%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Prologis, Inc. (REIT)	5.6%

Equinix, Inc. (REIT)	5.2%

Welltower, Inc. (REIT)	4.4%

Digital Realty Trust, Inc. (REIT)	3.3%

Simon Property Group, Inc. (REIT)	3.2%

Public Storage (REIT)	2.7%

Realty Income Corp. (REIT)	2.6%

Goodman Group (REIT)	2.3%

Extra Space Storage, Inc. (REIT)	1.8%

AvalonBay Communities, Inc. (REIT)	1.8%

1290 VT REAL ESTATE PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT REAL ESTATE PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT Real Estate Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$65	0.65%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 1.07% for the year ended December 31, 2024.

What helped performance during the year?

•  The sub-industries that contributed the most to performance were healthcare real estate investment trusts (REITs), data center REITs, multi-family residential REITs, retail REITs, and other specialized REITs.
•  The stocks that contributed the most to performance were Welltower, Inc., Digital Realty Trust, Inc., Equinix, Inc., Simon Property Group, Inc., and AvalonBay Communities, Inc.

What hurt performance during the year?

•  The sub-industries that detracted the most from performance were industrial REITs, diversified REITs, real estate operating companies, real estate development, and hotel & resort REITs.
•  The stocks that detracted the most from performance were Prologis, Inc., Alexandria Real Estate Equities, Inc., Rexford Industrial Realty, Inc., Link REIT, and Segro plc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT Real Estate Portfolio (Class K)	1.07%	-0.83%	2.37%
MSCI World (Net) Index*	18.67%	11.17%	9.95%
FTSE EPRA/NAREIT Developed Index	2.00%	-0.03%	3.20%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 34,115,490
Holdings Count | Holding	366
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$34,115,490

Number of Portfolio Holdings	366

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	19%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Industry Group and Sub-Industry Weightings (as a % of Net Assets)

Real Estate			97.9%

Retail REITs	16.5%

Industrial REITs	14.3%

Health Care REITs	10.4%

Multi-Family Residential REITs	8.9%

Data Center REITs	8.7%

Other	39.1%

Exchange Traded Fund			1.1%

Equity Funds	1.1%

Information Technology			0.3%

Internet Services & Infrastructure	0.3%

Consumer Discretionary			0.0%	#

Hotels, Resorts & Cruise Lines	0.0%	#

Health Care			0.2%

Health Care Facilities	0.2%

Closed End Fund			0.0%	#

Diversified REITs	0.0%	#

Short-Term Investments			1.4%

Cash and Other Assets Less Liabilities			-0.9%

Top Holdings (as a % of Net Assets)

Prologis, Inc. (REIT)	5.6%

Equinix, Inc. (REIT)	5.2%

Welltower, Inc. (REIT)	4.4%

Digital Realty Trust, Inc. (REIT)	3.3%

Simon Property Group, Inc. (REIT)	3.2%

Public Storage (REIT)	2.7%

Realty Income Corp. (REIT)	2.6%

Goodman Group (REIT)	2.3%

Extra Space Storage, Inc. (REIT)	1.8%

AvalonBay Communities, Inc. (REIT)	1.8%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Prologis, Inc. (REIT)	5.6%

Equinix, Inc. (REIT)	5.2%

Welltower, Inc. (REIT)	4.4%

Digital Realty Trust, Inc. (REIT)	3.3%

Simon Property Group, Inc. (REIT)	3.2%

Public Storage (REIT)	2.7%

Realty Income Corp. (REIT)	2.6%

Goodman Group (REIT)	2.3%

Extra Space Storage, Inc. (REIT)	1.8%

AvalonBay Communities, Inc. (REIT)	1.8%

1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT SMALL CAP VALUE PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT Small Cap Value Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$127	1.15%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 20.75% for the year ended December 31, 2024.

What helped performance during the year?

•  Texas Pacific Land Corporation and LandBridge Company LLC were the largest contributors to absolute and relative returns.
•  Security selection within the Energy sector, specifically from positions absent from the broader market indices, contributed to absolute and relative returns.

What hurt performance during the year?

•  The Portfolio’s position in Inter Parfums, Inc., a global fragrance company, detracted from performance.
•  The Portfolio’s position in DigitalBridge Group, Inc., a U.S.-based global investment firm, also detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT Small Cap Value Portfolio (Class IB)	20.75%	11.77%	9.53%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell 2000 ® Value Index	8.05%	7.29%	7.14%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 415,584,445
Holdings Count | Holding	1,472
Advisory Fees Paid, Amount	$ 2,805,951
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$415,584,445

Number of Portfolio Holdings	1,472

Total Investment Advisory Fees Paid	$2,805,951

Portfolio Turnover Rate	23%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	17.9%

Energy	16.0%

Industrials	15.7%

Consumer Discretionary	13.7%

Real Estate	11.4%

Materials	4.5%

Health Care	4.3%

Communication Services	3.9%

Consumer Staples	3.6%

Information Technology	3.2%

Utilities	2.9%

Short-Term Investments	5.0%

Cash and Other Assets Less Liabilities	-2.1%

Top Holdings (as a % of Net Assets )

Texas Pacific Land Corp.	11.6%

AutoNation, Inc.	4.0%

Landbridge Co. LLC, Class A	4.0%

Penske Automotive Group, Inc.	3.6%

Interparfums, Inc.	2.4%

CACI International, Inc., Class A	2.3%

JPMorgan Prime Money Market Fund, IM Shares	2.0%

Live Nation Entertainment, Inc.	1.9%

Clarkson plc	1.4%

Oshkosh Corp.	1.3%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets )

Texas Pacific Land Corp.	11.6%

AutoNation, Inc.	4.0%

Landbridge Co. LLC, Class A	4.0%

Penske Automotive Group, Inc.	3.6%

Interparfums, Inc.	2.4%

CACI International, Inc., Class A	2.3%

JPMorgan Prime Money Market Fund, IM Shares	2.0%

Live Nation Entertainment, Inc.	1.9%

Clarkson plc	1.4%

Oshkosh Corp.	1.3%

1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT SMALL CAP VALUE PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT Small Cap Value Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$99	0.90%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 21.03% for the year ended December 31, 2024.

What helped performance during the year?

•  Texas Pacific Land Corporation and LandBridge Company LLC were the largest contributors to absolute and relative returns.
•  Security selection within the Energy sector, specifically from positions absent from the broader market indices, contributed to absolute and relative returns.

What hurt performance during the year?

•  The Portfolio’s position in Inter Parfums, Inc., a global fragrance company, detracted from performance.
•  The Portfolio’s position in DigitalBridge Group, Inc., a U.S.-based global investment firm, also detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT Small Cap Value Portfolio (Class K)	21.03%	12.05%	9.79%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell 2000 ® Value Index	8.05%	7.29%	7.14%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 415,584,445
Holdings Count | Holding	1,472
Advisory Fees Paid, Amount	$ 2,805,951
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$415,584,445

Number of Portfolio Holdings	1,472

Total Investment Advisory Fees Paid	$2,805,951

Portfolio Turnover Rate	23%

Holdings [Text Block]

What did the Portfolio in
v
est in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	17.9%

Energy	16.0%

Industrials	15.7%

Consumer Discretionary	13.7%

Real Estate	11.4%

Materials	4.5%

Health Care	4.3%

Communication Services	3.9%

Consumer Staples	3.6%

Information Technology	3.2%

Utilities	2.9%

Short-Term Investments	5.0%

Cash and Other Assets Less Liabilities	-2.1%

Top Holdings (as a % of Net Assets)

Texas Pacific Land Corp.	11.6%

AutoNation, Inc.	4.0%

Landbridge Co. LLC, Class A	4.0%

Penske Automotive Group, Inc.	3.6%

Interparfums, Inc.	2.4%

CACI International, Inc., Class A	2.3%

JPMorgan Prime Money Market Fund, IM Shares	2.0%

Live Nation Entertainment, Inc.	1.9%

Clarkson plc	1.4%

Oshkosh Corp.	1.3%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Texas Pacific Land Corp.	11.6%

AutoNation, Inc.	4.0%

Landbridge Co. LLC, Class A	4.0%

Penske Automotive Group, Inc.	3.6%

Interparfums, Inc.	2.4%

CACI International, Inc., Class A	2.3%

JPMorgan Prime Money Market Fund, IM Shares	2.0%

Live Nation Entertainment, Inc.	1.9%

Clarkson plc	1.4%

Oshkosh Corp.	1.3%

1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT SMARTBETA EQUITY ESG PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT SmartBeta Equity ESG Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$119	1.10%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 16.44% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s active sector exposures were rewarded, with the below-benchmark exposures to the Materials, Energy and Health Care sectors contributing strongly given these were the worst performing sectors over the period.
•  Stock selection in the Consumer Discretionary and Consumer Staples sectors contributed to performance; Tesla, Inc. and Walmart, Inc. were top contributors.

What hurt performance during the year?

•  Stocks with higher volatility significantly outperformed those with lower volatility, which worked against the Portfolio’s strategic allocation toward low volatility stocks.
•  Higher quality names underperformed the broad market marginally, which detracted from performance given the Portfolio’s focus on companies with high quality earnings.
•  Holding underweight positions in a number of U.S. mega cap companies, which dominated market returns over the period given their connection to the rise of Artificial Intelligence, particularly NVIDIA Corp. and Meta Platforms, Inc., hurt performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT SmartBeta Equity ESG Portfolio (Class IB)	16.44%	9.63%	9.42%
MSCI World (Net) Index	18.67%	11.17%	9.95%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 363,400,094
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 2,546,405
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$363,400,094

Number of Portfolio Holdings	265

Total Investment Advisory Fees Paid	$2,546,405

Portfolio Turnover Rate	28%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	21.4%

Financials	18.6%

Industrials	15.0%

Consumer Staples	11.6%

Health Care	9.6%

Consumer Discretionary	9.0%

Communication Services	7.3%

Utilities	3.4%

Materials	1.7%

Real Estate	1.2%

Energy	0.4%

Short-Term Investments	0.7%

Cash and Other Assets Less Liabilities	0.1%

Top Holdings (as a % of Net Assets)

Apple, Inc.	4.7%

NVIDIA Corp.	4.4%

Microsoft Corp.	4.2%

Alphabet, Inc., Class A	2.7%

Amazon.com, Inc.	2.5%

Meta Platforms, Inc., Class A	1.4%

Procter & Gamble Co. (The)	1.3%

Tesla, Inc.	1.3%

Coca-Cola Co. (The)	1.3%

Costco Wholesale Corp.	1.3%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Apple, Inc.	4.7%

NVIDIA Corp.	4.4%

Microsoft Corp.	4.2%

Alphabet, Inc., Class A	2.7%

Amazon.com, Inc.	2.5%

Meta Platforms, Inc., Class A	1.4%

Procter & Gamble Co. (The)	1.3%

Tesla, Inc.	1.3%

Coca-Cola Co. (The)	1.3%

Costco Wholesale Corp.	1.3%

1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT SMARTBETA EQUITY ESG PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT SmartBeta Equity ESG Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 16.62% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s active sector exposures were rewarded, with the below-benchmark exposures to the Materials, Energy and Health Care sectors contributing strongly given these were the worst performing sectors over the period.
•  Stock selection in the Consumer Discretionary and Consumer Staples sectors contributed to performance; Tesla, Inc. and Walmart, Inc. were top contributors.

What hurt performance during the year?

•  Stocks with higher volatility significantly outperformed those with lower volatility, which worked against the Portfolio's strategic allocation toward low volatility stocks.
•  Higher quality names underperformed the broad market marginally, which detracted from performance given the Portfolio’s focus on companies with high quality earnings.
•  Holding underweight positions in a number of U.S. mega cap companies, which dominated market returns over the period given their connection to the rise of Artificial Intelligence, particularly NVIDIA Corp. and Meta Platforms, Inc., hurt performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT SmartBeta Equity ESG Portfolio (Class K)	16.62%	9.90%	9.69%
MSCI World (Net) Index	18.67%	11.17%	9.95%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 363,400,094
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 2,546,405
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$363,400,094

Number of Portfolio Holdings	265

Total Investment Advisory Fees Paid	$2,546,405

Portfolio Turnover Rate	28%

Holdings [Text Block]

What did t
h
e Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	21.4%

Financials	18.6%

Industrials	15.0%

Consumer Staples	11.6%

Health Care	9.6%

Consumer Discretionary	9.0%

Communication Services	7.3%

Utilities	3.4%

Materials	1.7%

Real Estate	1.2%

Energy	0.4%

Short-Term Investments	0.7%

Cash and Other As s ets Less Liabilities	0.1%

Top Holdings (as a % of Net Assets)

Apple, Inc.	4.7%

NVIDIA Corp.	4.4%

Microsoft Corp.	4.2%

Alphabet, Inc., Class A	2.7%

Amazon.com, Inc.	2.5%

Meta Platforms, Inc., Class A	1.4%

Procter & Gamble Co. (The)	1.3%

Tesla, Inc.	1.3%

Coca-Cola Co. (The)	1.3%

Costco Wholesale Corp.	1.3%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Apple, Inc.	4.7%

NVIDIA Corp.	4.4%

Microsoft Corp.	4.2%

Alphabet, Inc., Class A	2.7%

Amazon.com, Inc.	2.5%

Meta Platforms, Inc., Class A	1.4%

Procter & Gamble Co. (The)	1.3%

Tesla, Inc.	1.3%

Coca-Cola Co. (The)	1.3%

Costco Wholesale Corp.	1.3%

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT SOCIALLY RESPONSIBLE PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT Socially Responsible Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$100	0.90%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 21.70% for the year ended December 31, 2024.

What helped performance during the year?

•  The Information Technology sector overall was the main contributor to performance, led by holdings in NVIDIA Corp. and Microsoft Corp.
•  The Financials, Communication Services, and Consumer Discretionary sectors also contributed to performance.
•  Top contributors included Tesla, Inc. and Alphabet, Inc.

What hurt performance during the year?

•  The Health Care sector was the main detractor from performance, led by holdings in Humana, Inc. and Elevance Health, Inc.
•  Certain stocks in the Information Technology sector detracted from performance, including Intel Corp., Adobe, Inc. and Advanced Micro Devices, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
1290 VT Socially Responsible Portfolio (Class IB)	21.70%	13.57%	12.09%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
MSCI KLD 400 Social Index	22.80%	14.61%	13.08%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 267,552,090
Holdings Count | Holding	400
Advisory Fees Paid, Amount	$ 1,312,102
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$267,552,090

Number of Portfolio Holdings	400

Total Investment Advisory Fees Paid	$1,312,102

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	37.3%

Financials	12.7%

Consumer Discretionary	10.4%

Communication Services	9.4%

Industrials	8.6%

Health Care	8.3%

Consumer Staples	5.5%

Real Estate	2.8%

Materials	2.6%

Energy	1.4%

Utilities	0.9%

Short-Term Investments	0.0%	#

Cash and Other Assets Less Liabilities	0.1%

#	Le s s than 0.05%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	12.1%

Microsoft Corp.	11.0%

Tesla, Inc.	4.3%

Alphabet, Inc., Class A	4.1%

Alphabet, Inc., Class C	3.5%

Visa, Inc., Class A	1.9%

Mastercard, Inc., Class A	1.6%

Procter & Gamble Co. (The)	1.5%

Home Depot, Inc. (The)	1.4%

Salesforce, Inc.	1.2%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	12.1%

Microsoft Corp.	11.0%

Tesla, Inc.	4.3%

Alphabet, Inc., Class A	4.1%

Alphabet, Inc., Class C	3.5%

Visa, Inc., Class A	1.9%

Mastercard, Inc., Class A	1.6%

Procter & Gamble Co. (The)	1.5%

Home Depot, Inc. (The)	1.4%

Salesforce, Inc.	1.2%

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ATM Large Cap Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$66	0.59%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 24.18% for the year ended December 31, 2024.

What helped performance during the year?

•  The sectors that contributed the most to performance were Information Technology, Financials, Communication Services, Consumer Discretionary and Industrials.
•  The stocks that contributed the most to performance were NVIDIA Corp., Apple, Inc., Amazon.com, Inc., Meta Platforms, Inc. and Broadcom, Inc.

What hurt performance during the year?

•  The sectors that detracted the most from performance were Materials, Real Estate, Energy, Utilities and Health Care.
•  The stocks that detracted the most from performance were Intel Corp., Adobe, Inc., The Boeing Co., CVS Health Corp. and Super Micro Computer, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
ATM Large Cap Managed Volatility Portfolio (Class K)	24.18%	13.15%	11.85%
S&P 500 ® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 2,812,716,244
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 12,821,503
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$2,812,716,244

Number of Portfolio Holdings	507

Total Investment Advisory Fees Paid	$12,821,503

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	29.2%

Financials	12.2%

Consumer Discretionary	10.1%

Health Care	9.1%

Communication Services	8.4%

Industrials	7.3%

Consumer Staples	5.0%

Energy	2.9%

Utilities	2.1%

Real Estate	1.9%

Materials	1.7%

Short-Term Investments	3.3%

Cash and Other Assets Less Liabilities	6.8%

Top Holdings (as a % of Net Assets)

Apple, Inc.	6.8%

NVIDIA Corp.	5.9%

Microsoft Corp.	5.7%

Amazon.com, Inc.	3.7%

JPMorgan Prime Money Market Fund, IM Shares	3.3%

Meta Platforms, Inc., Class A	2.3%

Tesla, Inc.	2.0%

Alphabet, Inc., Class A	2.0%

Broadcom, Inc.	2.0%

Alphabet, Inc., Class C	1.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Apple, Inc.	6.8%

NVIDIA Corp.	5.9%

Microsoft Corp.	5.7%

Amazon.com, Inc.	3.7%

JPMorgan Prime Money Market Fund, IM Shares	3.3%

Meta Platforms, Inc., Class A	2.3%

Tesla, Inc.	2.0%

Alphabet, Inc., Class A	2.0%

Broadcom, Inc.	2.0%

Alphabet, Inc., Class C	1.6%

ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	ATM MID CAP MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ATM Mid Cap Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 13.21% for the year ended December 31, 2024.

What helped performance during the year?

•  The sectors that contributed the most to performance were Financials, Industrials, Information Technology, Consumer Discretionary and Utilities.
•  The stocks that contributed the most to performance were Super Micro Computer, Inc., Texas Pacific Land Corp., Vistra Corp., EMCOR Group, Inc. and Williams-Sonoma, Inc.

What hurt performance during the year?

•  The sectors that detracted the most from performance were Materials, Communication Services, Real Estate, Health Care and Energy.
•  The stocks that detracted the most from performance were Five Below, Inc., Flagstar Financial, Inc., Cleveland-Cliffs, Inc., Wolfspeed, Inc. and Celsius Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
ATM Mid Cap Managed Volatility Portfolio (Class K)	13.21%	9.11%	8.62%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
S&P MidCap 400 ® Index	13.93%	10.34%	9.68%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 300,626,825
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 1,211,222
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$300,626,825

Number of Portfolio Holdings	405

Total Investment Advisory Fees Paid	$1,211,222

Portfolio Turnover Rate	20%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	19.3%

Financials	16.2%

Consumer Discretionary	12.8%

Information Technology	9.6%

Health Care	8.4%

Real Estate	6.2%

Materials	5.7%

Energy	4.1%

Consumer Staples	4.1%

Utilities	2.4%

Communication Services	1.3%

Short-Term Investments	6.1%

Cash and Other Assets Less Liabilities	3.8%

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ATM Small Cap Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 11.00% for the year ended December 31, 2024.

What helped performance during the year?

•  The sectors that contributed the most to performance were Information Technology, Industrials, Financials, Consumer Discretionary and Consumer Staples.
•  The stocks that contributed the most to performance were Super Micro Computer, Inc., FTAI Aviation Ltd., MicroStrategy, Inc., Carvana Co. and Sprouts Farmers Market, Inc.

What hurt performance during the year?

•  The sectors that detracted the most from performance were Energy, Utilities, Materials, Communication Services and Health Care.
•  The stocks that detracted the most from performance were Cytokinetics, Inc., S
t
oneCo Ltd., Atkore, Inc., Qualys, Inc. and Pacific Biosciences of California, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
ATM Small Cap Managed Volatility Portfolio (Class K)	11.00%	6.33%	6.98%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell 2000 ® Index	11.54%	7.40%	7.82%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,022,667,150
Holdings Count | Holding	1,982
Advisory Fees Paid, Amount	$ 4,320,683
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,022,667,150

Number of Portfolio Holdings	1,982

Total Investment Advisory Fees Paid	$4,320,683

Portfolio Turnover Rate	21%

Holdings [Text Block]

What did the Portfolio invest
i
n?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	16.8%

Industrials	16.1%

Health Care	14.7%

Information Technology	12.5%

Consumer Discretionary	8.8%

Real Estate	5.5%

Energy	4.6%

Materials	3.9%

Consumer Staples	2.5%

Utilities	2.4%

Communication Services	2.4%

Short-Term Investments	7.5%

Cash and Other Assets Less Liabilities	2.3%

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ATM International Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 2.91% for the year ended December 31, 2024.

What helped performance during the year?

•  The sectors that contributed the most to performance were Financials, Industrials, Communication Services, Information Technology and Consumer Discretionary.
•  The stocks that contributed the most to performance were SAP SE, Hitachi Ltd., HSBC Holdings plc, Recruit Holdings Co. Ltd. and Mitsubishi UFJ Financial Group, Inc.

What hurt performance during the year?

•  The sectors that detracted the most from performance were Materials, Consumer Staples, Energy, Utilities and Health Care.
•  The stocks that detracted the most from performance were Nestlé SA, Novo Nordisk A/S, BHP Group Ltd., LVMH Moet Hennessy Louis Vuitton SE and L’Oreal
S
A.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
ATM International Managed Volatility Portfolio (Class K)	2.91%	3.95%	4.45%
MSCI EAFE ® Index	3.82%	4.73%	5.20%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,133,075,998
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 5,547,437
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,133,075,998

Number of Portfolio Holdings	737

Total Investment Advisory Fees Paid	$5,547,437

Portfolio Turnover Rate	3%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Country Wei g htings (as a % of Net Assets)

Japan	20.9%

United Kingdom	10.2%

United States	8.7%

France	8.4%

Germany	8.3%

Australia	6.7%

Switzerland	5.6%

Netherlands	3.8%

Sweden	2.8%

Denmark	2.6%

Other	13.0%

Cash and Other Assets Less Liabilities	9.0%

Sector We i ghtings (as a % of Net Assets)

Financials	19.8%

Industrials	16.1%

Health Care	11.2%

Consumer Discretionary	10.2%

Information Technology	7.9%

Consumer Staples	7.6%

Materials	5.5%

Communication Services	4.4%

Energy	3.2%

Utilities	2.9%

Real Estate	1.8%

Short-Term Investments	0.4%

Cash and Other Assets Less Liabilities	9.0%

EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/500 MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/500 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$90	0.80%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 23.92% for the year ended December 31, 2024.
What helped performance during the year?

•  The sectors that contributed the most to performance were Information Technology, Financials, Communication Services, Consumer Discretionary and Industrials.
•  The stocks that contributed the most to performance were NVIDIA Corp., Apple, Inc., Amazon.com, Inc., Meta Platforms, Inc. and Broadcom, Inc.
What hurt performance during the year?

•  The sectors that detracted the most from performance were Materials, Real Estate, Energy, Utilities and HealthCare.
•  The stocks that detracted the most from performance were Intel Corp., Adobe, Inc., The Boeing Co., CVS Health Corp. and Super Micro Computer, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/500 Managed Volatility Portfolio (Class IB)	23.92%	13.15%	11.78%
S&P 500 ® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 8,385,967,377
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 35,002,671
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$8,385,967,377

Number of Portfolio Holdings	506

Total Investment Advisory Fees Paid	$35,002,671

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weig ht ings (as a % of Net Assets)

Information Technology	29.4%

Financials	12.3%

Consumer Discretionary	10.2%

Health Care	9.1%

Communication Services	8.5%

Industrials	7.4%

Consumer Staples	5.0%

Energy	2.9%

Utilities	2.1%

Real Estate	1.9%

Materials	1.7%

Short-Term Investments	3.3%

Cash and Other Assets Less Liabilities	6.2%

Top Holdi n gs (as a % of Net Assets )

Apple, Inc.	6.9%

NVIDIA Corp.	6.0%

Microsoft Corp.	5.7%

Amazon.com, Inc.	3.7%

JPMorgan Prime Money Market Fund, IM Shares	3.3%

Meta Platforms, Inc., Class A	2.3%

Tesla, Inc.	2.0%

Alphabet, Inc., Class A	2.0%

Broadcom, Inc.	2.0%

Alphabet, Inc., Class C	1.6%

Largest Holdings [Text Block]

Top Holdi n gs (as a % of Net Assets )

Apple, Inc.	6.9%

NVIDIA Corp.	6.0%

Microsoft Corp.	5.7%

Amazon.com, Inc.	3.7%

JPMorgan Prime Money Market Fund, IM Shares	3.3%

Meta Platforms, Inc., Class A	2.3%

Tesla, Inc.	2.0%

Alphabet, Inc., Class A	2.0%

Broadcom, Inc.	2.0%

Alphabet, Inc., Class C	1.6%

EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/500 MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/500 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$62	0.55%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 24.25% for the year ended December 31, 2024.
What helped performance during the year?

•  The sectors that contributed the most to performance were Information Technology, Financials, Communication Services, Consumer Discretionary and Industrials.
•  The stocks that contributed the most to performance were NVIDIA Corp., Apple, Inc., Amazon.com, Inc., Meta Platforms, Inc. and Broadcom, Inc.
What hurt performance during the year?

•  The sectors that detracted the most from performance were Materials, Real Estate, Energy, Utilities and Health Care.
•  The stocks that detracted the most from performance were Intel Corp., Adobe, Inc., The Boeing Co., CVS Health Corp. and Super Micro Computer, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/500 Managed Volatility Portfolio (Class K)	24.25%	13.42%	12.06%
S&P 500 ® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 8,385,967,377
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 35,002,671
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$8,385,967,377

Number of Portfolio Holdings	506

Total Investment Advisory Fees Paid	$35,002,671

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weig hti ngs (as a % of Net Assets)

Information Technology	29.4%

Financials	12.3%

Consumer Discretionary	10.2%

Health Care	9.1%

Communication Services	8.5%

Industrials	7.4%

Consumer Staples	5.0%

Energy	2.9%

Utilities	2.1%

Real Estate	1.9%

Materials	1.7%

Short-Term Investments	3.3%

Cash and Other Assets Less Liabilities	6.2%

Top Hold in gs ( a s a % of Net Assets )

Apple, Inc.	6.9%

NVIDIA Corp.	6.0%

Microsoft Corp.	5.7%

Amazon.com, Inc.	3.7%

JPMorgan Prime Money Market Fund, IM Shares	3.3%

Meta Platforms, Inc., Class A	2.3%

Tesla, Inc.	2.0%

Alphabet, Inc., Class A	2.0%

Broadcom, Inc.	2.0%

Alphabet, Inc., Class C	1.6%

Largest Holdings [Text Block]

Top Hold in gs ( a s a % of Net Assets )

Apple, Inc.	6.9%

NVIDIA Corp.	6.0%

Microsoft Corp.	5.7%

Amazon.com, Inc.	3.7%

JPMorgan Prime Money Market Fund, IM Shares	3.3%

Meta Platforms, Inc., Class A	2.3%

Tesla, Inc.	2.0%

Alphabet, Inc., Class A	2.0%

Broadcom, Inc.	2.0%

Alphabet, Inc., Class C	1.6%

EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/400 MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/400 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 12.88% for the year ended December 31, 2024.
What helped performance during the year?

•  The sectors that contributed the most to performance were Financials, Industrials, Information Technology, Consumer Discretionary and Utilities.
•  The stocks that contributed the most to performance were Super Micro Computer, Inc., Texas Pacific Land Corp., Vistra Corp., EMCOR Group, Inc. and Williams-Sonoma, Inc.
What hurt performance during the year?

•  The sectors that detracted the most from performance were Materials, Communication Services, Real Estate, Health Care and Energy.
•  The stocks that detracted the most from performance were Five Below, Inc., Flagstar Financial, Inc., Cleveland-Cliffs, Inc., Wolfspeed, Inc. and Celsius Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/400 Managed Volatility Portfolio (Class IB)	12.88%	9.09%	8.50%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
S&P MidCap 400 ® Index	13.93%	10.34%	9.68%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 848,899,339
Holdings Count | Holding	403
Advisory Fees Paid, Amount	$ 3,863,712
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$848,899,339

Number of Portfolio Holdings	403

Total Investment Advisory Fees Paid	$3,863,712

Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	19.3%

Financials	16.2%

Consumer Discretionary	12.9%

Information Technology	9.6%

Health Care	8.5%

Real Estate	6.2%

Materials	5.8%

Energy	4.2%

Consumer Staples	4.1%

Utilities	2.4%

Communication Services	1.3%

Short-Term Investments	4.8%

Cash and Other Assets Less Liabilities	4.7%

EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/400 MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/400 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 13.17% for the year ended December 31, 2024.
What helped performance during the year?

•  The sectors that contributed the most to performance were Financials, Industrials, Information Technology, Consumer Discretionary and Utilities.
•  The stocks that contributed the most to performance were Super Micro Computer, Inc., Texas Pacific Land Corp., Vistra Corp., EMCOR Group, Inc. and Williams-Sonoma, Inc.
What hurt performance during the year?

•  The sectors that detracted the most from performance were Materials, Communication Services, Real Estate, Health Care and Energy.
•  The stocks that detracted the most from performance were Five Below, Inc., Flagstar Financial, Inc., Cleveland-Cliffs, Inc., Wolfspeed, Inc. and Celsius Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/400 Managed Volatility Portfolio (Class K)	13.17%	9.37%	8.78%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
S&P MidCap 400 ® Index	13.93%	10.34%	9.68%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 848,899,339
Holdings Count | Holding	403
Advisory Fees Paid, Amount	$ 3,863,712
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$848,899,339

Number of Portfolio Holdings	403

Total Investment Advisory Fees Paid	$3,863,712

Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	19.3%

Financials	16.2%

Consumer Discretionary	12.9%

Information Technology	9.6%

Health Care	8.5%

Real Estate	6.2%

Materials	5.8%

Energy	4.2%

Consumer Staples	4.1%

Utilities	2.4%

Communication Services	1.3%

Short-Term Investments	4.8%

Cash and Other Assets Less Liabilities	4.7%

EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/2000 MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/2000 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$88	0.84%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 10.65% for the year ended December 31, 2024.
What helped performance during the year?

•  The sectors that contributed the most to performance were Information Technology, Industrials, Financials, Consumer Discretionary and Consumer Staples.
•  The stocks that contributed the most to performance were Super Micro Computer, Inc., FTAI Aviation Ltd., MicroStrategy, Inc., Carvana Co. and Sprouts Farmers Market, Inc.
What hurt performance during the year?

•  The sectors that detracted the most from performance were Energy, Utilities, Materials, Communication Services and Health Care.
•  The stocks that detracted the most from performance were Cytokinetics, Inc., StoneCo Ltd., Atkore, Inc., Qualys, Inc. and Pacific Biosciences of California, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/2000 Managed Volatility Portfolio (Class IB)	10.65%	6.24%	6.81%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell 2000 ® Index	11.54%	7.40%	7.82%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 3,449,978,441
Holdings Count | Holding	1,980
Advisory Fees Paid, Amount	$ 14,800,967
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$3,449,978,441

Number of Portfolio Holdings	1,980

Total Investment Advisory Fees Paid	$14,800,967

Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	16.8%

Industrials	16.1%

Health Care	14.8%

Information Technology	12.5%

Consumer Discretionary	8.8%

Real Estate	5.5%

Energy	4.6%

Materials	3.9%

Consumer Staples	2.6%

Utilities	2.5%

Communication Services	2.4%

Short-Term Investments	6.5%

Cash and Other Assets Less Liabilities	3.0%

EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/2000 MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/2000 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 10.94% for the year ended December 31, 2024.
What helped performance during the year?

•  The sectors that contributed the most to performance were Information Technology, Industrials, Financials, Consumer Discretionary and Consumer Staples.
•  The stocks that contributed the most to performance were Super Micro Computer, Inc., FTAI Aviation Ltd., MicroStrategy, Inc., Carvana Co. and Sprouts Farmers Market, Inc.
What hurt performance during the year?

•  The sectors that detracted the most from performance were Energy, Utilities, Materials, Communication Services and Health Care.
•  The stocks that detracted the most from performance were Cytokinetics, Inc., StoneCo Ltd., Atkore, Inc., Qualys, Inc. and Pacific Biosciences of California, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/2000 Managed Volatility Portfolio (Class K)	10.94%	6.51%	7.08%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell 2000 ® Index	11.54%	7.40%	7.82%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 3,449,978,441
Holdings Count | Holding	1,980
Advisory Fees Paid, Amount	$ 14,800,967
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$3,449,978,441

Number of Portfolio Holdings	1,980

Total Investment Advisory Fees Paid	$14,800,967

Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	16.8%

Industrials	16.1%

Health Care	14.8%

Information Technology	12.5%

Consumer Discretionary	8.8%

Real Estate	5.5%

Energy	4.6%

Materials	3.9%

Consumer Staples	2.6%

Utilities	2.5%

Communication Services	2.4%

Short-Term Investments	6.5%

Cash and Other Assets Less Liabilities	3.0%

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/International Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$88	0.87%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 2.66% for the year ended December 31, 2024.

What helped performance during the year?

•  The sectors that contributed the most to performance were Financials, Industrials, Communication Services, Information Technology and Consumer Discretionary.
•  The stocks that contributed the most to performance were SAP SE, Hitachi Ltd., HSBC Holdings plc, Recruit Holdings Co. Ltd. and Mitsubishi UFJ Financial Group, Inc.
What hurt performance during the year?

•  The sectors that detracted the most from performance were Materials, Consumer Staples, Energy, Utilities and Health Care.
•  The stocks that detracted the most from performance were Nestlé SA, Novo Nordisk A/S, BHP Group Ltd., LVMH Moet Hennessy Louis Vuitton SE and L’Oreal SA.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/International Managed Volatility Portfolio (Class IB)	2.66%	3.77%	4.24%
MSCI EAFE ® Index	3.82%	4.73%	5.20%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,754,207,916
Holdings Count | Holding	736
Advisory Fees Paid, Amount	$ 8,567,882
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,754,207,916

Number of Portfolio Holdings	736

Total Investment Advisory Fees Paid	$8,567,882

Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

Japan	21.0%

United Kingdom	10.3%

United States	9.0%

France	8.5%

Germany	8.4%

Australia	6.7%

Switzerland	5.6%

Netherlands	3.8%

Sweden	2.9%

Denmark	2.6%

Other	12.8%

Cash and Other Assets Less Liabilities	8.4%

Sector Weightings (as a % of Net Assets)

Financials	19.9%

Industrials	16.1%

Health Care	11.3%

Consumer Discretionary	10.2%

Information Technology	8.0%

Consumer Staples	7.6%

Materials	5.5%

Communication Services	4.4%

Energy	3.2%

Utilities	3.0%

Real Estate	1.8%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	8.4%

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/International Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 2.97% for the year ended December 31, 2024.
What helped performance during the year?

•  The sectors that contributed the most to performance were Financials, Industrials, Communication Services, Information Technology and Consumer Discretionary.
•  The stocks that contributed the most to performance were SAP SE, Hitachi Ltd., HSBC Holdings plc, Recruit Holdings Co. Ltd. and Mitsubishi UFJ Financial Group, Inc.
What hurt performance during the year?

•  The sectors that detracted the most from performance were Materials, Consumer Staples, Energy, Utilities and Health Care.
•  The stocks that detracted the most from performance were Nestlé SA, Novo Nordisk A/S, BHP Group Ltd., LVMH Moet Hennessy Louis Vuitton SE and L’Oreal SA.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/International Managed Volatility Portfolio (Class K)	2.97%	4.05%	4.50%
MSCI EAFE ® Index	3.82%	4.73%	5.20%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,754,207,916
Holdings Count | Holding	736
Advisory Fees Paid, Amount	$ 8,567,882
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics
(as of December 31, 2024)

Net Assets	$1,754,207,916

Number of Portfolio Holdings	736

Total Investment Advisory Fees Paid	$8,567,882

Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

Japan	21.0%

United Kingdom	10.3%

United States	9.0%

France	8.5%

Germany	8.4%

Australia	6.7%

Switzerland	5.6%

Netherlands	3.8%

Sweden	2.9%

Denmark	2.6%

Other	12.8%

Cash and Other Assets Less Liabilities	8.4%

Sector Weightings (as a % of Net Assets)

Financials	19.9%

Industrials	16.1%

Health Care	11.3%

Consumer Discretionary	10.2%

Information Technology	8.0%

Consumer Staples	7.6%

Materials	5.5%

Communication Services	4.4%

Energy	3.2%

Utilities	3.0%

Real Estate	1.8%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	8.4%

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/AB Dynamic Aggressive Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$120	1.12%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 14.06% for the year ended December 31, 2024.
What helped performance during the year?

•  An overweight to U.S. large cap equity was a leading contributor to performance.
•  An underweight to U.S. bonds was also beneficial.
What hurt performance during the year?

•  Allocations to U.S. small- and mid-cap equities detracted from relative performance, given the strong performance of U.S. large caps.
•  An overweight to international equity also detracted from relative performance in the face of a strong U.S. market.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/AB Dynamic Aggressive Growth Portfolio (Class IB)	14.06%	6.06%	6.04%
S&P 500 ® Index	25.02%	14.53%	14.15%
EQ/AB Dynamic Aggressive Growth Index	13.97%	9.04%	8.91%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%
* Date of inception: November 13, 2017

Performance Inception Date	Nov. 13, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 751,832,436
Holdings Count | Holding	1,317
Advisory Fees Paid, Amount	$ 4,607,727
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$751,832,436

Number of Portfolio Holdings	1,317

Total Investment Advisory Fees Paid	$4,607,727

Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Sector (as a % of Net Assets)

Common Stocks		64.3%

Information Technology	16.2%

Financials	10.4%

Consumer Discretionary	7.2%

Industrials	7.1%

Health Care	7.0%

Communication Services	5.1%

Consumer Staples	4.1%

Materials	2.1%

Energy	2.1%

Utilities	1.7%

Real Estate	1.3%

U.S. Treasury Obligations		17.9%

Exchange Traded Funds		4.5%

Short-Term Investments		12.2%

Cash and Other Assets Less Liabilities		1.1%

EQ/AB DYNAMIC GROWTH PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AB DYNAMIC GROWTH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/AB Dynamic Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$121	1.14%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 12.49% for the year ended December 31, 2024.
What helped performance during the year?

•  An overweight to U.S. large cap equity was a leading contributor to performance.
•  An underweight to U.S. bonds was also beneficial.
What hurt performance during the year?

•  Allocations to U.S. small- and mid-cap equities detracted from relative performance, given the strong performance of U.S. large caps.
•  An overweight to international equity also detracted from relative performance in the face of a strong U.S. market.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/AB Dynamic Growth Portfolio (Class IB)	12.49%	5.42%	5.24%
S&P 500 ® Index	25.02%	14.53%	13.35%
EQ/AB Dynamic Growth Index	12.57%	8.09%	7.67%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.16%
* Date of inception: April 30, 2015

Performance Inception Date	Apr. 30, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 933,107,286
Holdings Count | Holding	1,326
Advisory Fees Paid, Amount	$ 6,602,568
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$933,107,286

Number of Portfolio Holdings	1,326

Total Investment Advisory Fees Paid	$6,602,568

Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Sector (as a % of Net Assets)

Common Stocks		66.4%

Information Technology	16.7%

Financials	10.7%

Consumer Discretionary	7.5%

Industrials	7.4%

Health Care	7.2%

Communication Services	5.3%

Consumer Staples	4.2%

Energy	2.2%

Materials	2.1%

Utilities	1.7%

Real Estate	1.4%

U.S. Treasury Obligations		25.8%

Exchange Traded Funds		4.0%

U.S. Government Agency Securities		2.0%

Short-Term Investments		2.0%

Cash and Other Assets Less Liabilities		-0.2%

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/AB Dynamic Moderate Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$119	1.13%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 10.75% for the year ended December 31, 2024.
What helped performance during the year?

•  An overweight to U.S. large cap equity was a leading contributor to performance.
•  An underweight to U.S. bonds was also beneficial.
What hurt performance during the year?

•  Allocations to U.S. small- and mid-cap equities detracted from relative performance, given the strong performance of U.S. large caps.
•  An overweight to international equity also detracted from relative performance in the face of a strong U.S. market.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/AB Dynamic Moderate Growth Portfolio (Class IB)	10.75%	4.56%	4.73%
S&P 500 ® Index	25.02%	14.53%	13.10%
EQ/AB Dynamic Moderate Growth Index	10.97%	7.01%	6.84%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,603,059,671
Holdings Count | Holding	1,328
Advisory Fees Paid, Amount	$ 11,891,563
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,603,059,671

Number of Portfolio Holdings	1,328

Total Investment Advisory Fees Paid	$11,891,563

Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Sector (as a % of Net Assets)

Common Stocks		52.4%

Information Technology	12.6%

Financials	8.7%

Industrials	6.1%

Consumer Discretionary	5.9%

Health Care	5.7%

Communication Services	4.0%

Consumer Staples	3.4%

Materials	1.8%

Energy	1.7%

Utilities	1.4%

Real Estate	1.1%

U.S. Treasury Obligations		37.1%

Exchange Traded Funds		4.0%

U.S. Government Agency Securities		2.3%

Short-Term Investments		0.3%

Cash and Other Assets Less Liabilities		3.9%

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - CLASS IB
Shareholder Report [Line Items]
Fund Name	EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/AB Short Duration Government Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 4.44% for the year ended December 31, 2024.
What helped performance during the year?

•  Overweight duration exposure in the one- to four-year parts of the yield curve
•  Underweight duration exposure in the four- to five-year part of the yield curve
•  Off-benchmark exposure to commercial mortgage-backed securities, investment-grade corporates, asset-backed securities, U.S. government agency securities, and credit risk–transfer securities
What hurt performance during the year?

•  Underweight duration exposure in the less-than-one-year part of the yield curve

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/AB Short Duration Government Bond Portfolio (Class IB)	4.44%	1.47%	1.09%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
ICE BofA 1-Year U.S. Treasury Note Index	4.92%	2.08%	1.66%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 946,869,348
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 3,727,823
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$946,869,348

Number of Portfolio Holdings	262

Total Investment Advisory Fees Paid	$3,727,823

Portfolio Turnover Rate	41%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	39.3%

U.S. Treasury Obligations	23.2%

Corporate Bonds	8.9%

Asset-Backed Securities	5.9%

Collateralized Mortgage Obligations	2.6%

Commercial Mortgage-Backed Securities	1.4%

Mortgage-Backed Securities	0.4%

Municipal Bonds	0.0%	#

Short-Term Investments	18.3%

Cash and Other Assets Less Liabilities	0.0%	#

#	Less than 0.05%

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - CLASS K
Shareholder Report [Line Items]
Fund Name	EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/AB Short Duration Government Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 4.67% for the year ended December 31, 2024.

What helped performance during the year?

•  Overweight duration exposure in the one- to four-year parts of the yield curve
•  Underweight duration exposure in the four- to five-year part of the yield curve
•  Off-benchmark exposure to commercial mortgage-backed securities, investment-grade corporates, asset-backed securities, U.S. government agency securities, and credit risk–transfer securities
What hurt performance during the year?

•  Underweight duration exposure in the less-than-one-year part of the yield curve

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/AB Short Duration Government Bond Portfolio (Class K)	4.67%	1.72%	1.34%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
ICE BofA 1-Year U.S. Treasury Note Index	4.92%	2.08%	1.66%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 946,869,348
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 3,727,823
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$946,869,348

Number of Portfolio Holdings	262

Total Investment Advisory Fees Paid	$3,727,823

Portfolio Turnover Rate	41%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	39.3%

U.S. Treasury Obligations	23.2%

Corporate Bonds	8.9%

Asset-Backed Securities	5.9%

Collateralized Mortgage Obligations	2.6%

Commercial Mortgage-Backed Securities	1.4%

Mortgage-Backed Securities	0.4%

Municipal Bonds	0.0%	#

Short-Term Investments	18.3%

Cash and Other Assets Less Liabilities	0.0%	#

#	Less than 0.05%

EQ/AB SMALL CAP GROWTH PORTFOLIO - CLASS IB
Shareholder Report [Line Items]
Fund Name	EQ/AB SMALL CAP GROWTH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/AB Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$98	0.92%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 13.93% for the year ended December 31, 2024.

What helped performance during the year?

•  Stock selection within the Consumer Discretionary and Industrials sectors contributed to performance.
•  An overweight to the Information Technology and Industrials sectors also contributed to returns.
•  Top contributors included Natera, Inc., Axon Enterprise, Inc. and Cava Group, Inc.
What hurt performance during the year?

•  Stock selection within the Real Estate and Materials sectors detracted from performance.
•  An underweight to the Financials sector and an overweight to the Health Care sector detracted from returns.
•  Individual detractors included Five9, Inc., Freshworks, Inc. and Five Below, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/AB Small Cap Growth Portfolio (Class IB)	13.93%	8.07%	8.81%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell 2000 ® Growth Index	15.15%	6.86%	8.09%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,965,743,508
Holdings Count | Holding	2,007
Advisory Fees Paid, Amount	$ 10,052,819
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,965,743,508

Number of Portfolio Holdings	2,007

Total Investment Advisory Fees Paid	$10,052,819

Portfolio Turnover Rate	51%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	22.0%

Information Technology	18.4%

Health Care	18.1%

Financials	14.7%

Consumer Discretionary	12.3%

Real Estate	3.0%

Energy	2.9%

Consumer Staples	2.8%

Materials	2.1%

Communication Services	1.4%

Utilities	1.3%

Short-Term Investments	1.9%

Cash and Other Assets Less Liabilities	-0.9%

EQ/AB SMALL CAP GROWTH PORTFOLIO - CLASS K
Shareholder Report [Line Items]
Fund Name	EQ/AB SMALL CAP GROWTH PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/AB Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$72	0.67%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 14.20% for the year ended December 31, 2024.

What helped performance during the year?

•  Stock selection within the Consumer Discretionary and Industrials sectors contributed to performance.
•  An overweight to the Information Technology and Industrials sectors also contributed to returns.
•  Top contributors included Natera, Inc., Axon Enterprise, Inc. and Cava Group, Inc.
What hurt performance during the year?

•  Stock selection within the Real Estate and Materials sectors detracted from performance.
•  An underweight to the Financials sector and an overweight to the Health Care sector detracted from returns.
•  Individual detractors included Five9, Inc., Freshworks, Inc. and Five Below, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/AB Small Cap Growth Portfolio (Class K)	14.20%	8.34%	9.08%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell 2000 ® Growth Index	15.15%	6.86%	8.09%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,965,743,508
Holdings Count | Holding	2,007
Advisory Fees Paid, Amount	$ 10,052,819
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,965,743,508

Number of Portfolio Holdings	2,007

Total Investment Advisory Fees Paid	$10,052,819

Portfolio Turnover Rate	51%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	22.0%

Information Technology	18.4%

Health Care	18.1%

Financials	14.7%

Consumer Discretionary	12.3%

Real Estate	3.0%

Energy	2.9%

Consumer Staples	2.8%

Materials	2.1%

Communication Services	1.4%

Utilities	1.3%

Short-Term Investments	1.9%

Cash and Other Assets Less Liabilities	-0.9%

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/AB Sustainable U.S. Thematic Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 10.36% for the year ended December 31, 2024.
What helped performance during the year?

•  Stock selection within the Consumer Staples sector contributed to performance.
•  An underweight to the Energy sector and overweight to the Information Technology sector also contributed.
•  Top contributors included Flex Ltd., Fair Isaac Corp. and Arista Networks, Inc.
What hurt performance during the year?

•  Stock selection within the Information Technology and Health Care sectors detracted from performance.
•  An overweight to the Health Care sector and underweight to the Communication Services sector also detracted.
•  Individual detractors included Aptiv plc, ICON plc and Adobe, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	Since Inception*
EQ/AB Sustainable U.S. Thematic Portfolio (Class IB)	10.36%	4.71%
S&P 500 ® Index	25.02%	11.75%

*	Date of inception: February 15, 2022

Performance Inception Date	Feb. 15, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 16,482,716
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 2,303
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$16,482,716

Number of Portfolio Holdings	43

Total Investment Advisory Fees Paid	$2,303

Portfolio Turnover Rate	38%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	36.4%

Health Care	17.5%

Financials	16.3%

Industrials	14.6%

Consumer Staples	5.3%

Consumer Discretionary	4.7%

Utilities	2.4%

Short-Term Investments	1.3%

Cash and Other Assets Less Liabilities	1.5%

Top Holdings (as a % of Net Assets )

NVIDIA Corp.	5.3%

Microsoft Corp.	4.3%

Veralto Corp.	3.5%

Flex Ltd.	3.4%

Visa, Inc., Class A	3.3%

Aflac, Inc.	3.3%

Rockwell Automation, Inc.	2.9%

Waste Management, Inc.	2.7%

Intercontinental Exchange, Inc.	2.7%

Procter & Gamble Co. (The)	2.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets )

NVIDIA Corp.	5.3%

Microsoft Corp.	4.3%

Veralto Corp.	3.5%

Flex Ltd.	3.4%

Visa, Inc., Class A	3.3%

Aflac, Inc.	3.3%

Rockwell Automation, Inc.	2.9%

Waste Management, Inc.	2.7%

Intercontinental Exchange, Inc.	2.7%

Procter & Gamble Co. (The)	2.7%

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/AB Sustainable U.S. Thematic Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 10.62% for the year ended December 31, 2024.
What helped performance during the year?

•  Stock selection within the Consumer Staples sector contributed to performance.
•  An underweight to the Energy sector and overweight to the Information Technology sector also contributed.
•  Top contributors included Flex Ltd., Fair Isaac Corp. and Arista Networks, Inc.
What hurt performance during the year?

•  Stock selection within the Information Technology and Health Care sectors detracted from performance.
•  An overweight to the Health Care sector and underweight to the Communication Services sector also detracted.
•  Individual detractors included Aptiv plc, ICON plc and Adobe, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	Since Inception*
EQ/AB Sustainable U.S. Thematic Portfolio (Class K)	10.62%	4.96%
S&P 500 ® Index	25.02%	11.75%

*	Date of inception: February 15, 2022

Performance Inception Date	Feb. 15, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 16,482,716
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 2,303
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$16,482,716

Number of Portfolio Holdings	43

Total Investment Advisory Fees Paid	$2,303

Portfolio Turnover Rate	38%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	36.4%

Health Care	17.5%

Financials	16.3%

Industrials	14.6%

Consumer Staples	5.3%

Consumer Discretionary	4.7%

Utilities	2.4%

Short-Term Investments	1.3%

Cash and Other Assets Less Liabilities	1.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	5.3%

Microsoft Corp.	4.3%

Veralto Corp.	3.5%

Flex Ltd.	3.4%

Visa, Inc., Class A	3.3%

Aflac, Inc.	3.3%

Rockwell Automation, Inc.	2.9%

Waste Management, Inc.	2.7%

Intercontinental Exchange, Inc.	2.7%

Procter & Gamble Co. (The)	2.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	5.3%

Microsoft Corp.	4.3%

Veralto Corp.	3.5%

Flex Ltd.	3.4%

Visa, Inc., Class A	3.3%

Aflac, Inc.	3.3%

Rockwell Automation, Inc.	2.9%

Waste Management, Inc.	2.7%

Intercontinental Exchange, Inc.	2.7%

Procter & Gamble Co. (The)	2.7%

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS IB
Shareholder Report [Line Items]
Fund Name	EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/American Century Mid Cap Value Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 8.37% for the year ended December 31, 2024.
What helped performance during the year?

•  An underweight in the Materials sector, the chemicals and metals and mining industries in particular, supported relative returns as the sector was pressured by economic uncertainties and high interest rates during the period.
•  Security selection in the Information Technology sector had a positive impact on performance. An underweight in the semiconductors and semiconductor equipment industry, including no exposure to Microchip Technology, Inc., also supported returns.
•  Financial services company The Bank of New York Mellon Corp. contributed, having steadily gained during the last year as it has reported strong earnings, increased revenue and raised guidance for net interest income.
What hurt performance during the year?

•  An overweight in the Consumer Staples sector limited relative performance. Discount retailer Dollar Tree, Inc. was a primary detractor amid disappointing earnings reports, while weak volumes in the beverages industry slowed performance for portfolio holdings like Heineken Holding NV and Pernod Ricard SA.
•  Security selection in the Industrials sector limited relative performance. A position in industrial equipment company MSC Industrial Direct Co., Inc. underperformed following disappointing financials. No exposure to certain benchmark holdings also weighed on returns.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/American Century Mid Cap Value Portfolio (Class IB)	8.37%	7.12%	8.16%
Russell 1000 ® Index**	24.51%	14.28%	14.62%
Russell Midcap ® Value Index	13.07%	8.59%	9.12%

*	Date of inception: October 22, 2018
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

Performance Inception Date	Oct. 22, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 608,000,855
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 3,751,529
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$608,000,855

Number of Portfolio Holdings	109

Total Investment Advisory Fees Paid	$3,751,529

Portfolio Turnover Rate	58%

Holdings [Text Block]

What did the
Portfolio
invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Health Care	17.5%

Financials	15.8%

Industrials	14.4%

Consumer Staples	11.9%

Utilities	11.0%

Real Estate	8.9%

Energy	5.6%

Information Technology	5.6%

Materials	3.4%

Communication Services	1.9%

Consumer Discretionary	1.7%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	1.7%

Top Holdings (as a % of Net Assets)

Zimmer Biomet Holdings, Inc.	3.0%

Henry Schein, Inc.	2.0%

Enterprise Products Partners LP	2.0%

Conagra Brands, Inc.	1.9%

Edison International	1.8%

US Bancorp	1.8%

Truist Financial Corp.	1.7%

Willis Towers Watson plc	1.7%

Northern Trust Corp.	1.6%

Norfolk Southern Corp.	1.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Zimmer Biomet Holdings, Inc.	3.0%

Henry Schein, Inc.	2.0%

Enterprise Products Partners LP	2.0%

Conagra Brands, Inc.	1.9%

Edison International	1.8%

US Bancorp	1.8%

Truist Financial Corp.	1.7%

Willis Towers Watson plc	1.7%

Northern Trust Corp.	1.6%

Norfolk Southern Corp.	1.6%

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS K
Shareholder Report [Line Items]
Fund Name	EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/American Century Mid Cap Value Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 8.62% for the year ended December 31, 2024.

What helped performance during the year?

•  An underweight in the Materials sector, the chemicals and metals and mining industries in particular, supported relative returns as the sector was pressured by economic uncertainties and high interest rates during the period.
•  Security selection in the Information Technology sector had a positive impact on performance. An underweight in the semiconductors and semiconductor equipment industry, including no exposure to Microchip Technology, Inc., also supported returns.
•  Financial services company The Bank of New York Mellon Corp. contributed, having steadily gained during the last year as it has reported strong earnings, increased revenue and raised guidance for net interest income.
What hurt performance during the year?

•  An overweight in the Consumer Staples sector limited relative performance. Discount retailer Dollar Tree, Inc. was a primary detractor amid disappointing earnings reports, while weak volumes in the beverages industry slowed performance for portfolio holdings like Heineken Holding NV and Pernod Ricard SA.
•  Security selection in the Industrials sector limited relative performance. A position in industrial equipment company MSC Industrial Direct Co., Inc. underperformed following disappointing financials. No exposure to certain benchmark holdings also weighed on returns.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	Since Inception*
EQ/American Century Mid Cap Value Portfolio (Class K)	8.62%	10.74%
Russell 1000 ® Index**	24.51%	15.42%
Russell Midcap ® Value Index	13.07%	11.70%

*	Date of inception: June 8, 2020
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

Performance Inception Date	Jun. 08, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 608,000,855
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 3,751,529
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$608,000,855

Number of Portfolio Holdings	109

Total Investment Advisory Fees Paid	$3,751,529

Portfolio Turnover Rate	58%

Holdings [Text Block]

What did the Portfolio
invest
in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Health Care	17.5%

Financials	15.8%

Industrials	14.4%

Consumer Staples	11.9%

Utilities	11.0%

Real Estate	8.9%

Energy	5.6%

Information Technology	5.6%

Materials	3.4%

Communication Services	1.9%

Consumer Discretionary	1.7%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	1.7%

Top Holdings (as a % of Net Assets)

Zimmer Biomet Holdings, Inc.	3.0%

Henry Schein, Inc.	2.0%

Enterprise Products Partners LP	2.0%

Conagra Brands, Inc.	1.9%

Edison International	1.8%

US Bancorp	1.8%

Truist Financial Corp.	1.7%

Willis Towers Watson plc	1.7%

Northern Trust Corp.	1.6%

Norfolk Southern Corp.	1.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Zimmer Biomet Holdings, Inc.	3.0%

Henry Schein, Inc.	2.0%

Enterprise Products Partners LP	2.0%

Conagra Brands, Inc.	1.9%

Edison International	1.8%

US Bancorp	1.8%

Truist Financial Corp.	1.7%

Willis Towers Watson plc	1.7%

Northern Trust Corp.	1.6%

Norfolk Southern Corp.	1.6%

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO - CLASS IB
Shareholder Report [Line Items]
Fund Name	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/American Century Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 10.43% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s allocation to U.S. equities in all market capitalization ranges contributed to performance.
•  The Portfolios average allocation of 36% to the U.S. Large Cap Equity asset category contributed the most to absolute returns.
What hurt performance during the year?

•  The Portfolio’s allocation to fixed income and the International Equity asset category detracted from performance.
•  Implementation of the volatility management strategy in the third quarter also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/American Century Moderate Growth Allocation Portfolio (Class IB)	10.43%	3.68%	5.60%
S&P 500 ® Index	25.02%	14.53%	15.94%
EQ/American Century Moderate Growth Allocation Index	11.49%	7.11%	8.66%
Bloomberg U.S. Credit Corporate 5-10 Year Index	3.21%	0.89%	2.60%

*	Date of inception: February 1, 2019

Performance Inception Date	Feb. 01, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 159,490,987
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 948,379
Investment Company, Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$159,490,987

Number of Portfolio Holdings	9

Total Investment Advisory Fees Paid	$948,379

Portfolio Turnover Rate	94%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.1%

Equity	64.6%

Fixed Income	34.5%

Short-Term Investments		1.7%

Cash and Other Assets Less Liabilities		-0.8%

Top Holdings (as a % of Net Assets)

Vanguard Intermediate-Term Corporate Bond ETF	34.5%

iShares Core MSCI EAFE ETF	15.6%

Vanguard S&P 500 ETF	13.9%

SPDR Portfolio S&P 500 ETF	13.9%

iShares Core S&P 500 ETF	13.8%

iShares Russell 2000 ETF	3.9%

iShares Core S&P Mid-Cap ETF	3.6%

JPMorgan Prime Money Market Fund, IM Shares	0.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Vanguard Intermediate-Term Corporate Bond ETF	34.5%

iShares Core MSCI EAFE ETF	15.6%

Vanguard S&P 500 ETF	13.9%

SPDR Portfolio S&P 500 ETF	13.9%

iShares Core S&P 500 ETF	13.8%

iShares Russell 2000 ETF	3.9%

iShares Core S&P Mid-Cap ETF	3.6%

JPMorgan Prime Money Market Fund, IM Shares	0.5%

EQ/CAPITAL GROUP RESEARCH PORTFOLIO - CLASS IB
Shareholder Report [Line Items]
Fund Name	EQ/CAPITAL GROUP RESEARCH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Capital Group Research Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$111	0.96%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 29.87% for the year ended December 31, 2024.

What helped performance during the year?

•  Stock selection in the Industrials and Consumer Discretionary sectors contributed to performance relative to the benchmark.
•  Investment decisions and an overweight in the Financials sector contributed to relative performance.
•  Top contributors included Broadcom, Inc., FTAI Aviation Ltd., and Royal Caribbean Cruises Ltd.

What hurt performance during the year?

•  Stock selection in the Consumer Staples and Communication Services sectors detracted from performance relative to the benchmark.
•  Underweight exposure to Tesla, Inc. and NVIDIA Corp. detracted from relative performance.
•  Top detractors included chipmaker Wolfspeed, Inc. and Regeneron Pharmaceuticals, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Capital Group Research Portfolio (Class IB)	29.87%	14.44%	13.15%
S&P 500 ® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 664,559,948
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 3,691,910
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$664,559,948

Number of Portfolio Holdings	70

Total Investment Advisory Fees Paid	$3,691,910

Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	27.2%

Financials	15.3%

Consumer Discretionary	12.0%

Industrials	11.4%

Communication Services	9.9%

Health Care	8.4%

Utilities	6.1%

Materials	3.9%

Consumer Staples	3.0%

Real Estate	1.0%

Energy	0.6%

Cash and Other Assets Less Liabilities	1.2%

Top Holdings (as a % of Net Assets)

Broadcom, Inc.	7.8%

Microsoft Corp.	4.3%

NVIDIA Corp.	3.4%

Meta Platforms, Inc., Class A	3.3%

Alphabet, Inc., Class C	3.3%

Amazon.com, Inc.	2.9%

Salesforce, Inc.	2.7%

Royal Caribbean Cruises Ltd.	2.3%

Apple, Inc.	2.2%

Philip Morris International, Inc.	2.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Broadcom, Inc.	7.8%

Microsoft Corp.	4.3%

NVIDIA Corp.	3.4%

Meta Platforms, Inc., Class A	3.3%

Alphabet, Inc., Class C	3.3%

Amazon.com, Inc.	2.9%

Salesforce, Inc.	2.7%

Royal Caribbean Cruises Ltd.	2.3%

Apple, Inc.	2.2%

Philip Morris International, Inc.	2.1%

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/ClearBridge Large Cap Growth ESG Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$113	1.00%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 26.79% for the year ended December 31, 2024.
What helped performance during the year?

•  On an absolute basis, the Portfolio delivered gains across nine out of the ten sectors in which it was invested. Information Technology (IT), Communication Services and Consumer Discretionary were the main contributors to performance.
•  Stock selection in the Communication Services, Health Care and Real Estate sectors contributed to performance relative to the Russell 1000 Growth Index.
•  On an individual stock basis, overweights to Netflix, Inc. and Meta Platforms, Inc. aided relative results.
•  The main contributors to absolute performance included Amazon.com, Inc. and Microsoft Corp.

What hurt performance during the year?

•  Stock selection in the IT, Consumer Staples, Financials and Utilities sectors detracted from relative performance.
•  Overweights to the Health Care and Industrials sectors and an underweight to the IT sector detracted from relative performance.
•  Lack of exposure to Broadcom Corp. in the IT sector had a negative effect on results.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/ClearBridge Large Cap Growth ESG Portfolio (Class IB)	26.79%	14.86%	12.93%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Growth Index	33.36%	18.96%	16.78%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 459,008,972
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 2,775,339
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$459,008,972

Number of Portfolio Holdings	41

Total Investment Advisory Fees Paid	$2,775,339

Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	37.0%

Health Care	12.9%

Consumer Discretionary	12.4%

Communication Services	12.4%

Financials	10.8%

Industrials	8.4%

Consumer Staples	2.6%

Real Estate	1.9%

Materials	1.6%

Cash and Other Assets Less Liabilities	0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	9.5%

Amazon.com, Inc.	8.8%

Microsoft Corp.	7.1%

Meta Platforms, Inc., Class A	6.4%

Apple, Inc.	5.5%

Visa, Inc., Class A	5.2%

Netflix, Inc.	3.9%

Salesforce, Inc.	2.9%

UnitedHealth Group, Inc.	2.6%

Palo Alto Networks, Inc.	2.2%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	9.5%

Amazon.com, Inc.	8.8%

Microsoft Corp.	7.1%

Meta Platforms, Inc., Class A	6.4%

Apple, Inc.	5.5%

Visa, Inc., Class A	5.2%

Netflix, Inc.	3.9%

Salesforce, Inc.	2.9%

UnitedHealth Group, Inc.	2.6%

Palo Alto Networks, Inc.	2.2%

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/ClearBridge Large Cap Growth ESG Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$85	0.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 27.07% for the year ended December 31, 2024.
What helped performance during the year?

•  On an absolute basis, the Portfolio delivered gains across nine out of the ten sectors in which it was invested. Information Technology (IT), Communication Services and Consumer Discretionary were the main contributors to performance.
•  Stock selection in the Communication Services, Health Care and Real Estate sectors contributed to performance relative to the Russell 1000 Growth Index.
•  On an individual stock basis, overweights to Netflix, Inc. and Meta Platforms, Inc. aided relative results.
•  The main contributors to absolute performance included Amazon.com, Inc. and Microsoft Corp.
What hurt performance during the year?

•  Stock selection in the IT, Consumer Staples, Financials and Utilities sectors detracted from relative performance.
•  Overweights to the Health Care and Industrials sectors and an underweight to the IT sector detracted from relative performance.
•  Lack of exposure to Broadcom Corp. in the IT sector had a negative effect on results.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/ClearBridge Large Cap Growth ESG Portfolio (Class K)	27.07%	15.15%	13.21%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Growth Index	33.36%	18.96%	16.78%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 459,008,972
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 2,775,339
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$459,008,972

Number of Portfolio Holdings	41

Total Investment Advisory Fees Paid	$2,775,339

Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	37.0%

Health Care	12.9%

Consumer Discretionary	12.4%

Communication Services	12.4%

Financials	10.8%

Industrials	8.4%

Consumer Staples	2.6%

Real Estate	1.9%

Materials	1.6%

Cash and Other Assets Less Liabilities	0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	9.5%

Amazon.com, Inc.	8.8%

Microsoft Corp.	7.1%

Meta Platforms, Inc., Class A	6.4%

Apple, Inc.	5.5%

Visa, Inc., Class A	5.2%

Netflix, Inc.	3.9%

Salesforce, Inc.	2.9%

UnitedHealth Group, Inc.	2.6%

Palo Alto Networks, Inc.	2.2%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	9.5%

Amazon.com, Inc.	8.8%

Microsoft Corp.	7.1%

Meta Platforms, Inc., Class A	6.4%

Apple, Inc.	5.5%

Visa, Inc., Class A	5.2%

Netflix, Inc.	3.9%

Salesforce, Inc.	2.9%

UnitedHealth Group, Inc.	2.6%

Palo Alto Networks, Inc.	2.2%

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Clearbridge Select Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$117	1.05%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 22.43% for the year ended December 31, 2024.

What helped performance during the year?

•  On an absolute basis, the Information Technology (IT) sector was the main contributor to performance.
•  Stock selection in the IT, Financials, Energy and Communication Services sectors, an overweight to the IT sector, and an underweight to the Health Care sector contributed to relative results.
•  On an individual stock basis, AppLovin Corp. and ServiceNow, Inc. in the IT sector, KKR & Co., Inc. in the Financials sector, and Vertiv Holdings Co. in the Industrials sector were the top contributors to relative performance.

What hurt performance during the year?

•  On a relative basis, stock selection and sector allocation detracted from results.
•  Stock selection in the Industrials, Consumer Discretionary, Health Care and Consumer Staples sectors and underweights to Communication Services and Financials detracted from relative results.
•  Overweights to underperforming positions in WillScot Holdings Corp. and ICON plc detracted from relative results.
•  An underweight to Broadcom Inc. also negatively affected performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class IB)	22.43%	13.63%	11.12%
S&P 500 ® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 681,502,729
Holdings Count | Holding	555
Advisory Fees Paid, Amount	$ 4,261,766
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$681,502,729

Number of Portfolio Holdings	555

Total Investment Advisory Fees Paid	$4,261,766

Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	32.5%

Industrials	10.9%

Consumer Discretionary	9.7%

Health Care	8.3%

Financials	8.2%

Consumer Staples	6.6%

Communication Services	5.6%

Energy	3.0%

Real Estate	2.2%

Materials	1.6%

Utilities	0.9%

Short-Term Investments	9.5%

Cash and Other Assets Less Liabilities	1.0%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	9.2%

NVIDIA Corp.	5.9%

Apple, Inc.	5.7%

Microsoft Corp.	4.3%

ServiceNow, Inc.	3.0%

KKR & Co., Inc.	2.0%

Amazon.com, Inc.	1.6%

MercadoLibre, Inc.	1.6%

Performance Food Group Co.	1.5%

Copart, Inc.	1.3%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	9.2%

NVIDIA Corp.	5.9%

Apple, Inc.	5.7%

Microsoft Corp.	4.3%

ServiceNow, Inc.	3.0%

KKR & Co., Inc.	2.0%

Amazon.com, Inc.	1.6%

MercadoLibre, Inc.	1.6%

Performance Food Group Co.	1.5%

Copart, Inc.	1.3%

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Clearbridge Select Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$89	0.80%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 22.72% for the year ended December 31, 2024.

What helped performance during the year?

•  On an absolute basis, the Information Technology (IT) sector was the main contributor to performance.
•  Stock selection in the IT, Financials, Energy and Communication Services sectors, an overweight to the IT sector, and an underweight to the Health Care sector contributed to relative results.
•  On an individual stock basis, AppLovin Corp. and ServiceNow, Inc. in the IT sector, KKR & Co., Inc. in the Financials sector, and Vertiv Holdings Co. in the Industrials sector were the top contributors to relative performance.
What hurt performance during the year?

•  On a relative basis, stock selection and sector allocation detracted from results.
•  Stock selection in the Industrials, Consumer Discretionary, Health Care and Consumer Staples sectors and underweights to Communication Services and Financials detracted from relative results.
•  Overweights to underperforming positions in WillScot Holdings Corp. and ICON plc detracted from relative results.
•  An underweight to Broadcom Inc. also negatively affected performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	Since Inception*
EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class K)	22.72%	4.24%
S&P 500 ® Index	25.02%	9.91%

*	Date of inception: October 26, 2021

Performance Inception Date	Oct. 26, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 681,502,729
Holdings Count | Holding	555
Advisory Fees Paid, Amount	$ 4,261,766
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$681,502,729

Number of Portfolio Holdings	555

Total Investment Advisory Fees Paid	$4,261,766

Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	32.5%

Industrials	10.9%

Consumer Discretionary	9.7%

Health Care	8.3%

Financials	8.2%

Consumer Staples	6.6%

Communication Services	5.6%

Energy	3.0%

Real Estate	2.2%

Materials	1.6%

Utilities	0.9%

Short-Term Investments	9.5%

Cash and Other Assets Less Liabilities	1.0%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	9.2%

NVIDIA Corp.	5.9%

Apple, Inc.	5.7%

Microsoft Corp.	4.3%

ServiceNow, Inc.	3.0%

KKR & Co., Inc.	2.0%

Amazon.com, Inc.	1.6%

MercadoLibre, Inc.	1.6%

Performance Food Group Co.	1.5%

Copart, Inc.	1.3%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	9.2%

NVIDIA Corp.	5.9%

Apple, Inc.	5.7%

Microsoft Corp.	4.3%

ServiceNow, Inc.	3.0%

KKR & Co., Inc.	2.0%

Amazon.com, Inc.	1.6%

MercadoLibre, Inc.	1.6%

Performance Food Group Co.	1.5%

Copart, Inc.	1.3%

EQ/COMMON STOCK INDEX PORTFOLIO - (CLASS IA)
Shareholder Report [Line Items]
Fund Name	EQ/COMMON STOCK INDEX PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Common Stock Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IA	$75	0.67%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IA shares returned 23.07% for the year ended December 31, 2024.
What helped performance during the year?

•  The sectors that contributed the most to performance were Information Technology, Financials, Communication Services, Consumer Discretionary and Industrials.
•  The stocks that contributed the most to performance were NVIDIA Corp., Apple, Inc., Amazon.com, Inc., Meta Platforms, Inc. and Broadcom, Inc.
What hurt performance during the year?

•  The sectors that detracted the most from performance were Materials, Real Estate, Energy, Health Care and Utilities.
•  The stocks that detracted the most from performance were Intel Corp., Adobe, Inc., The Boeing Co., NIKE, Inc. and Advanced Micro Devices, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Common Stock Index Portfolio (Class IA)	23.07%	13.16%	11.84%
Russell 3000 ® Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 7,512,129,895
Holdings Count | Holding	1,556
Advisory Fees Paid, Amount	$ 21,788,329
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$7,512,129,895

Number of Portfolio Holdings	1,556

Total Investment Advisory Fees Paid	$21,788,329

Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	29.7%

Financials	14.3%

Consumer Discretionary	11.4%

Health Care	10.3%

Industrials	9.4%

Communication Services	8.9%

Consumer Staples	5.2%

Energy	3.4%

Real Estate	2.5%

Materials	2.3%

Utilities	2.2%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.3%

Top Holdings (as a % of Net Assets)

Apple, Inc.	6.3%

NVIDIA Corp.	5.5%

Microsoft Corp.	5.5%

Amazon.com, Inc.	3.6%

Meta Platforms, Inc., Class A	2.3%

Tesla, Inc.	2.0%

Alphabet, Inc., Class A	2.0%

Broadcom, Inc.	1.9%

Alphabet, Inc., Class C	1.6%

Berkshire Hathaway, Inc., Class B	1.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Apple, Inc.	6.3%

NVIDIA Corp.	5.5%

Microsoft Corp.	5.5%

Amazon.com, Inc.	3.6%

Meta Platforms, Inc., Class A	2.3%

Tesla, Inc.	2.0%

Alphabet, Inc., Class A	2.0%

Broadcom, Inc.	1.9%

Alphabet, Inc., Class C	1.6%

Berkshire Hathaway, Inc., Class B	1.5%

EQ/COMMON STOCK INDEX PORTFOLIO - CLASS IB
Shareholder Report [Line Items]
Fund Name	EQ/COMMON STOCK INDEX PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Common Stock Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$75	0.67%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 23.10% for the year ended December 31, 2024.
What helped performance during the year?

•  The sectors that contributed the most to performance were Information Technology, Financials, Communication Services, Consumer Discretionary and Industrials.
•  The stocks that contributed the most to performance were NVIDIA Corp., Apple, Inc., Amazon.com, Inc., Meta Platforms, Inc. and Broadcom, Inc.
What hurt performance during the year?

•  The sectors that detracted the most from performance were Materials, Real Estate, Energy, Health Care and Utilities.
•  The stocks that detracted the most from performance were Intel Corp., Adobe, Inc., The Boeing Co., NIKE, Inc. and Advanced Micro Devices, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Common Stock Index Portfolio (Class IB)	23.10%	13.16%	11.84%
Russell 3000 ® Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 7,512,129,895
Holdings Count | Holding	1,556
Advisory Fees Paid, Amount	$ 21,788,329
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$7,512,129,895

Number of Portfolio Holdings	1,556

Total Investment Advisory Fees Paid	$21,788,329

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	29.7%

Financials	14.3%

Consumer Discretionary	11.4%

Health Care	10.3%

Industrials	9.4%

Communication Services	8.9%

Consumer Staples	5.2%

Energy	3.4%

Real Estate	2.5%

Materials	2.3%

Utilities	2.2%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.3%

Top Holdings (as a % of Net Assets)

Apple, Inc.	6.3%

NVIDIA Corp.	5.5%

Microsoft Corp.	5.5%

Amazon.com, Inc.	3.6%

Meta Platforms, Inc., Class A	2.3%

Tesla, Inc.	2.0%

Alphabet, Inc., Class A	2.0%

Broadcom, Inc.	1.9%

Alphabet, Inc., Class C	1.6%

Berkshire Hathaway, Inc., Class B	1.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Apple, Inc.	6.3%

NVIDIA Corp.	5.5%

Microsoft Corp.	5.5%

Amazon.com, Inc.	3.6%

Meta Platforms, Inc., Class A	2.3%

Tesla, Inc.	2.0%

Alphabet, Inc., Class A	2.0%

Broadcom, Inc.	1.9%

Alphabet, Inc., Class C	1.6%

Berkshire Hathaway, Inc., Class B	1.5%

EQ/CORE BOND INDEX PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	EQ/CORE BOND INDEX PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Core Bond Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 2.41% for the year ended December 31, 2024.
What helped performance during the year?
•	Investments in U.S. Treasuries drove most of the Portfolio’s return. The
10-year
Treasury yield trended upward year over year. Due to
delayed
Federal Reserve cuts and stronger economic data, the yield curve remained inverted for the first nine months of the year.
•	Investments in corporate bonds contributed to the Portfolio’s absolute performance.
What hurt performance during the year?
•	The Portfolio’s overall performance reflects the volatility in the bond markets, marked by three consecutive rate cuts in the second half of the year - a significant shift from earlier expectations.
•	U.S. Treasuries saw increased volatility throughout the year as the Federal Reserve and the market navigated monetary policy decisions, challenged by mixed economic data.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Core Bond Index Portfolio (Class IB)	2.41%	0.29%	1.11%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg U.S. Intermediate Government/Credit Bond Index	3.00%	0.86%	1.71%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 5,313,412,620
Holdings Count | Holding	3,026
Advisory Fees Paid, Amount	$ 14,409,004
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$5,313,412,620

Number of Portfolio Holdings	3,026

Total Investment Advisory Fees Paid	$14,409,004

Portfolio Turnover Rate	19%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	54.3%

Corporate Bonds	31.1%

Exchange Traded Funds	7.6%

Supranational	2.3%

Foreign Government Securities	2.1%

U.S. Government Agency Securities	1.3%

Municipal Bonds	0.1%

Asset-Backed Securities	0.0%	#

Preferred Stocks	0.0%	#

Short-Term Investments	1.3%

Cash and Other Assets Less Liabilities	-0.1%

#
Less than 0.05%

EQ/CORE BOND INDEX PORTFOLIO - CLASS K
Shareholder Report [Line Items]
Fund Name	EQ/CORE BOND INDEX PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Core Bond Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$39	0.39%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 2.67% for the
year
ended December 31, 2024.
What helped performance during the year?

•  Investments in U.S. Treasuries drove most of the Portfolio’s return. The 10-year Treasury yield trended upward year over year. Due to delayed Federal Reserve cuts and stronger economic data, the yield curve remained inverted for the first nine months of the year.
•  Investments in corporate bonds contributed to the Portfolio’s absolute performance.
What hurt performance during the year?

•  The Portfolio’s overall performance reflects the volatility in the bond markets, marked by three consecutive rate cuts in the second half of the year - a significant shift from earlier expectations. U.S. Treasuries saw increased volatility throughout the year as the Federal Reserve and the market navigated monetary policy decisions, challenged by mixed economic data.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Core Bond Index Portfolio (Class K)	2.67%	0.55%	1.37%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg U.S. Intermediate Government/Credit Bond Index	3.00%	0.86%	1.71%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 5,313,412,620
Holdings Count | Holding	3,026
Advisory Fees Paid, Amount	$ 14,409,004
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$5,313,412,620

Number of Portfolio Holdings	3,026

Total Investment Advisory Fees Paid	$14,409,004

Portfolio Turnover Rate	19%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	54.3%

Corporate Bonds	31.1%

Exchange Traded Funds	7.6%

Supranational	2.3%

Foreign Government Securities	2.1%

U.S. Government Agency Securities	1.3%

Municipal Bonds	0.1%

Asset-Backed Securities	0.0%	#

Preferred Stocks	0.0%	#

Short-Term Investments	1.3%

Cash and Other Assets Less Liabilities	-0.1%

#	Less than 0.05%

EQ/CORE PLUS BOND PORTFOLIO - CLASS IA
Shareholder Report [Line Items]
Fund Name	EQ/CORE PLUS BOND PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Core Plus Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IA	$93	0.93%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IA shares returned -0.73% for the year ended December 31, 2024.
What helped performance during the year?

•  Security selection in the highest yielding segment of the market was a positive contributor to the Portfolio’s relative performance.
•  Corporate bond exposure contributed to performance as the Portfolio was overweight and generated positive issuer selection.
•  Exposure to asset-backed securities and commercial mortgage-backed securities contributed to performance primarily through an overweight during the period.
•  Security selection in agency mortgages contributed to performance during the period.
What hurt performance during the year?

•  From a macro risk positioning perspective, an underweight to the highest yielding segment of the market detracted from the Portfolio’s relative performance.
•  Issuer selection in securitized credit detracted from performance.
•  Issuer selection in the U.S. Treasury bucket also detracted as spread sectors continued to outperform.
•  An overweight to U.K. Gilt duration detracted from performance.
•  Long exposure to the Brazilian real and Mexican peso also detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Core Plus Bond Portfolio (Class IA)	-0.73%	0.40%	1.28%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 734,106,017
Holdings Count | Holding	818
Advisory Fees Paid, Amount	$ 3,657,401
Investment Company, Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$734,106,017

Number of Portfolio Holdings	818

Total Investment Advisory Fees Paid	$3,657,401

Portfolio Turnover Rate	125%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

Mortgage-Backed Securities	27.6%

U.S. Treasury Obligations	19.7%

Corporate Bonds	25.9%

Foreign Government Securities	10.1%

Asset-Backed Securities	5.2%

Commercial Mortgage-Backed Securities	2.6%

Collateralized Mortgage Obligations	1.9%

Short-Term Investments	2.3%

Cash and Other Assets Less Liabilities	4.7%

EQ/CORE PLUS BOND PORTFOLIO - CLASS IB
Shareholder Report [Line Items]
Fund Name	EQ/CORE PLUS BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Core Plus Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$93	0.93%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares
returned -0.72%
for the year ended December 31, 2024.
What helped performance during the year?

•	Security selection in the highest yielding segment of the market was a positive contributor to the Portfolio’s relative performance.
•	Corporate bond exposure contributed to performance as the Portfolio was overweight and generated positive issuer selection.
•	Exposure to asset-backed securities and commercial mortgage-backed securities contributed to performance primarily through an overweight during the period.
•	Security selection in agency mortgages contributed to performance during the period.
What hurt performance during the year?

•	From a macro risk positioning perspective, an underweight to the highest yielding segment of the market detracted from the Portfolio’s relative performance.
•	Issuer selection in securitized credit detracted from performance.
•	Issuer selection in the U.S. Treasury bucket also detracted as spread sectors continued to outperform.
•	An overweight to U.K. Gilt duration detracted from performance.
•	Long exposure to the Brazilian real and Mexican peso also detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Core Plus Bond Portfolio (Class IB)	-0.72%	0.40%	1.28%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 734,106,017
Holdings Count | Holding	818
Advisory Fees Paid, Amount	$ 3,657,401
Investment Company, Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$734,106,017

Number of Portfolio Holdings	818

Total Investment Advisory Fees Paid	$3,657,401

Portfolio Turnover Rate	125%

Holdings [Text Block]

What did the Portfolio
invest
in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

Mortgage-Backed Securities	27.6%

Corporate Bonds	25.9%

U.S. Treasury Obligations	19.7%

Foreign Government Securities	10.1%

Asset-Backed Securities	5.2%

Commercial Mortgage-Backed Securities	2.6%

Collateralized Mortgage Obligations	1.9%

Short-Term Investments	2.3%

Cash and Other Assets Less Liabilities	4.7%

EQ/CORE PLUS BOND PORTFOLIO - CLASS K
Shareholder Report [Line Items]
Fund Name	EQ/CORE PLUS BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Core Plus Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$68	0.68%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class K shares
returned -0.47%
for the year ended December 31, 2024.
What helped performance during the year?

•	Security selection in the highest yielding segment of the market was a positive contributor to the Portfolio’s relative performance.
•	Corporate bond exposure contributed to performance as the Portfolio was overweight and generated positive issuer selection.
•	Exposure to asset-backed securities and commercial mortgage-backed securities contributed to performance primarily through an overweight during the period.
•	Security selection in agency mortgages contributed to performance during the period.
What hurt performance during the year?

•	From a macro risk positioning perspective, an underweight to the highest yielding segment of the market detracted from the Portfolio’s relative performance.
•	Issuer selection in securitized credit detracted from performance.
•	Issuer selection in the U.S. Treasury bucket also detracted as spread sectors continued to outperform.
•	An overweight to U.K. Gilt duration detracted from performance.
•	Long exposure to the Brazilian real and Mexican peso also detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Core Plus Bond Portfolio (Class K)	-0.47%	0.69%	1.55%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 734,106,017
Holdings Count | Holding	818
Advisory Fees Paid, Amount	$ 3,657,401
Investment Company, Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$734,106,017

Number of Portfolio Holdings	818

Total Investment Advisory Fees Paid	$3,657,401

Portfolio Turnover Rate	125%

Holdings [Text Block]

What did the Portfolio
invest
in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

Mortgage-Backed Securities	27.6%

Corporate Bonds	25.9%

U.S. Treasury Obligations	19.7%

Foreign Government Securities	10.1%

Asset-Backed Securities	5.2%

Commercial Mortgage-Backed Securities	2.6%

Collateralized Mortgage Obligations	1.9%

Short-Term Investments	2.3%

Cash and Other Assets Less Liabilities	4.7%

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS IB
Shareholder Report [Line Items]
Fund Name	EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Emerging Markets Equity PLUS Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$122	1.20%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 4.01% for the year ended December 31, 2024.
What helped performance during the year?

•  An underweight position and strong stock selection in the Materials sector contributed to performance.
•  In the Materials sector, top contributors were Cia Vale Do Rio Doce Sh and POSCO Holdings, Inc.
•  An overweight position and strong stock selection in the Information Technology sector also contributed to performance.
•  In the Information Technology sector, top contributors were Mediatek, Inc., Hon Hai Precision Industry Co. Ltd, and Ase Technology Holding Co. Ltd.
What hurt performance during the year?

•  Stock selection in the Financials sector detracted from performance. Top detractors were XP Inc., Grupo Financiero Banorte, Banco Bradesco, and Bank Rakyat Indonesia.
•  Stock selection in the Consumer Discretionary sector also detracted from performance. Top detractors included Shenzhou International Group Holdings Ltd. and TravelSky Technolgoy Ltd.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Emerging Markets Equity PLUS Portfolio (Class IB)	4.01%	1.41%	2.60%
MSCI Emerging Markets (Gross Dividends) Index	8.05%	2.10%	4.04%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 95,352,289
Holdings Count | Holding	997
Advisory Fees Paid, Amount	$ 416,543
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$95,352,289

Number of Portfolio Holdings	997

Total Investment Advisory Fees Paid	$416,543

Portfolio Turnover Rate	8%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

China	27.5%

Taiwan	22.8%

India	15.1%

South Korea	8.2%

Brazil	4.9%

South Africa	2.9%

Saudi Arabia	2.9%

Indonesia	2.2%

Thailand	2.0%

Mexico	1.8%

Other	9.3%

Cash and Other Assets Less Liabilities	0.4%

Sector Weightings (as a % of Net Assets)

Information Technology	26.0%

Financials	24.0%

Consumer Discretionary	12.3%

Communication Services	8.4%

Industrials	5.8%

Consumer Staples	5.8%

Materials	5.1%

Energy	4.3%

Health Care	3.3%

Utilities	1.9%

Real Estate	1.7%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	0.4%

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - CLASS K
Shareholder Report [Line Items]
Fund Name	EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Emerging Markets Equity PLUS Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 4.16% for the year ended December 31, 2024.
What helped performance during the year?

•  An underweight position and strong stock selection in the Materials sector contributed to performance.
•  In the Materials sector, top contributors were Cia Vale Do Rio Doce Sh and POSCO Holdings, Inc.
•  An overweight position and strong stock selection in the Information Technology sector also contributed to performance.
•  In the Information Technology sector, top contributors were Mediatek, Inc., Hon Hai Precision Industry Co. Ltd, and Ase Technology Holding Co. Ltd.
What hurt performance during the year?

•  Stock selection in the Financials sector detracted from performance. Top detractors were XP Inc., Grupo Financiero Banorte, Banco Bradesco, and Bank Rakyat Indonesia.
•  Stock selection in the Consumer Discretionary sector also detracted from performance. Top detractors included Shenzhou International Group Holdings Ltd. and TravelSky Technolgoy Ltd.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Emerging Markets Equity PLUS Portfolio (Class K)	4.16%	1.65%	2.85%
MSCI Emerging Markets (Gross Dividends) Index	8.05%	2.10%	4.04%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 95,352,289
Holdings Count | Holding	997
Advisory Fees Paid, Amount	$ 416,543
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$95,352,289

Number of Portfolio Holdings	997

Total Investment Advisory Fees Paid	$416,543

Portfolio Turnover Rate	8%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets )

China	27.5%

Taiwan	22.8%

India	15.1%

South Korea	8.2%

Brazil	4.9%

South Africa	2.9%

Saudi Arabia	2.9%

Indonesia	2.2%

Thailand	2.0%

Mexico	1.8%

Other	9.3%

Cash and Other Assets Less Liabilities	0.4%

Sector Weightings (as a % of Net Assets)

Information Technology	26.0%

Financials	24.0%

Consumer Discretionary	12.3%

Communication Services	8.4%

Industrials	5.8%

Consumer Staples	5.8%

Materials	5.1%

Energy	4.3%

Health Care	3.3%

Utilities	1.9%

Real Estate	1.7%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	0.4%

Largest Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Information Technology	26.0%

Financials	24.0%

Consumer Discretionary	12.3%

Communication Services	8.4%

Industrials	5.8%

Consumer Staples	5.8%

Materials	5.1%

Energy	4.3%

Health Care	3.3%

Utilities	1.9%

Real Estate	1.7%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	0.4%

EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IA
Shareholder Report [Line Items]
Fund Name	EQ/EQUITY 500 INDEX PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Equity 500 Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IA	$60	0.54%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IA shares returned 24.33% for the year ended December 31, 2024.
What helped performance during the
year
?
•	The sectors that contributed the most to performance were Information Technology, Financials, Communication Services, Consumer Discretionary and Industrials.
•	The stocks that contributed the most to performance were NVIDIA Corp., Apple, Inc., Amazon.com, Inc., Meta Platforms, Inc. and Broadcom, Inc.
What hurt performance during the
year
?
•	The sectors that detracted the most from performance were Materials, Real Estate, Energy, Utilities and Health Care.
•	The stocks that detracted the most from performance were Intel Corp., Adobe, Inc., The Boeing Co., CVS Health Corp. and NIKE, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Equity 500 Index Portfolio (Class IA)	24.33%	13.90%	12.45%
S&P 500 ® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 10,757,925,406
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 17,944,636
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$10,757,925,406

Number of Portfolio Holdings	506

Total Investment Advisory Fees Paid	$17,944,636

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio
invest
in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	32.1%

Financials	13.5%

Consumer Discretionary	11.1%

Health Care	10.0%

Communication Services	9.3%

Industrials	8.1%

Consumer Staples	5.5%

Energy	3.1%

Utilities	2.3%

Real Estate	2.1%

Materials	1.9%

Short-Term Investments	0.0%	#

Cash and Other Assets Less Liabilities	1.0%

Top Holdings (as a % of Net Assets)

Apple, Inc.	7.5%

NVIDIA Corp.	6.5%

Microsoft Corp.	6.2%

Amazon.com, Inc.	4.1%

Meta Platforms, Inc., Class A	2.5%

Tesla, Inc.	2.2%

Alphabet, Inc., Class A	2.2%

Broadcom, Inc.	2.1%

Alphabet, Inc., Class C	1.8%

Berkshire Hathaway, Inc., Class B	1.7%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Apple, Inc.	7.5%

NVIDIA Corp.	6.5%

Microsoft Corp.	6.2%

Amazon.com, Inc.	4.1%

Meta Platforms, Inc., Class A	2.5%

Tesla, Inc.	2.2%

Alphabet, Inc., Class A	2.2%

Broadcom, Inc.	2.1%

Alphabet, Inc., Class C	1.8%

Berkshire Hathaway, Inc., Class B	1.7%

EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IB
Shareholder Report [Line Items]
Fund Name	EQ/EQUITY 500 INDEX PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Equity 500 Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$60	0.54%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 24.32% for the year ended December 31, 2024.
What helped performance during the year?

•	The sectors that contributed the most to performance were Information Technology, Financials, Communication Services, Consumer Discretionary and Industrials.
•	The stocks that contributed the most to performance were NVIDIA Corp., Apple, Inc., Amazon.com, Inc., Meta Platforms, Inc. and Broadcom, Inc.
What hurt performance during the year?

•	The sectors that detracted the most from performance were Materials, Real Estate, Energy, Utilities and Health Care.
•	The stocks that detracted the most from performance were Intel Corp., Adobe, Inc., The Boeing Co., CVS Health Corp. and NIKE, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Equity 500 Index Portfolio (Class IB)	24.32%	13.89%	12.44%
S&P 500 ® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 10,757,925,406
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 17,944,636
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$10,757,925,406

Number of Portfolio Holdings	506

Total Investment Advisory Fees Paid	$17,944,636

Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Portfolio
invest
in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	32.1%

Financials	13.5%

Consumer Discretionary	11.1%

Health Care	10.0%

Communication Services	9.3%

Industrials	8.1%

Consumer Staples	5.5%

Energy	3.1%

Utilities	2.3%

Real Estate	2.1%

Materials	1.9%

Short-Term Investments	0.0%	#

Cash and Other Assets Less Liabilities	1.0%

Top Holdings (as a % of Net Assets)

Apple, Inc.	7.5%

NVIDIA Corp.	6.5%

Microsoft Corp.	6.2%

Amazon.com, Inc.	4.1%

Meta Platforms, Inc., Class A	2.5%

Tesla, Inc.	2.2%

Alphabet, Inc., Class A	2.2%

Broadcom, Inc.	2.1%

Alphabet, Inc., Class C	1.8%

Berkshire Hathaway, Inc., Class B	1.7%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Apple, Inc.	7.5%

NVIDIA Corp.	6.5%

Microsoft Corp.	6.2%

Amazon.com, Inc.	4.1%

Meta Platforms, Inc., Class A	2.5%

Tesla, Inc.	2.2%

Alphabet, Inc., Class A	2.2%

Broadcom, Inc.	2.1%

Alphabet, Inc., Class C	1.8%

Berkshire Hathaway, Inc., Class B	1.7%

EQ/EQUITY 500 INDEX PORTFOLIO - CLASS K
Shareholder Report [Line Items]
Fund Name	EQ/EQUITY 500 INDEX PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Equity 500 Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$32	0.29%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 24.63% for the year ended December 31, 2024.
What helped performance during the year?

•  The sectors that contributed the most to performance were Information Technology, Financials, Communication Services, Consumer Discretionary and Industrials.
•  The stocks that contributed the most to performance were NVIDIA Corp., Apple, Inc., Amazon.com, Inc., Meta Platforms, Inc. and Broadcom, Inc.
What hurt performance during the year?

•  The sectors that detracted the most from performance were Materials, Real Estate, Energy, Utilities and Health Care.
•  The stocks that detracted the most from performance were Intel Corp., Adobe, Inc., The Boeing Co., CVS Health Corp. and NIKE, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Equity 500 Index Portfolio (Class K)	24.63%	14.18%	12.72%
S&P 500 ® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 10,757,925,406
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 17,944,636
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$10,757,925,406

Number of Portfolio Holdings	506

Total Investment Advisory Fees Paid	$17,944,636

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)
Information Technology	32.1%
Financials	13.5%
Consumer Discretionary	11.1%
Health Care	10.0%
Communication Services	9.3%
Industrials	8.1%
Consumer Staples	5.5%
Energy	3.1%
Utilities	2.3%
Real Estate	2.1%
Materials	1.9%
Short-Term Investments	0.0%	#
Cash and Other Assets Less Liabilities	1.0%

#	Less than 0.05%

Top Holdings (as a % of Net Assets)
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.7%

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) [Member]
Shareholder Report [Line Items]
Fund Name	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Fidelity Institutional AM ® Large Cap Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$98	0.87%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 24.51% for the year ended December 31, 2024.
What helped performance during the year?

•	Due to the Portfolio’s sector neutral philosophy, security selection was the primary contributor to relative return, with stock picking in the Health Care and Industrials sectors as the largest contributors.
•	Among individual securities, the largest contributors from the Health Care sector were the out-of-benchmark
position in pharmaceutical firm UCB SA and the overweight position in health care equipment firm Boston Scientific Corp.
•	The largest contributor from the Industrials sector was the overweight position in capital goods firm Trane Technologies plc.
•	Although the Information Technology sector was a detractor during the period, the largest individual contributor overall was the overweight position in semiconductor firm NVIDIA Corp.
What hurt performance during the year?

•	The largest sectoral detractors from performance were the Information Technology and Energy sectors, with security selection within each sector as the primary drag on relative performance.
•	Among individual securities, the largest detractor was the underweight position in semiconductor firm Broadcom, Inc. Other top detractors from the Information Technology sector included an overweight position in software firm Adobe, Inc., and semiconductor equipment firm Solaredge Technologies, Inc.
•	An overweight position in health care services firm UnitedHealth Group, Inc. was a top ten detractor for the period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/Fidelity Institutional AM ® Large Cap Portfolio (Class IB)	24.51%	15.35%	14.98%
S&P 500 ® Index	25.02%	14.53%	14.84%

*	Date of inception: October 22, 2018

Performance Inception Date	Oct. 22, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,301,552,663
Holdings Count | Holding	296
Advisory Fees Paid, Amount	$ 6,124,708
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,301,552,663

Number of Portfolio Holdings	296

Total Investment Advisory Fees Paid	$6,124,708

Portfolio Turnover Rate	54%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	30.8%

Financials	13.4%

Consumer Discretionary	11.3%

Health Care	10.2%

Communication Services	10.0%

Industrials	8.2%

Consumer Staples	5.5%

Energy	3.0%

Utilities	2.3%

Real Estate	2.0%

Materials	1.9%

Exchange Traded Fund	0.4%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.9%

Top Holdings (as a % of Net Assets)

Apple, Inc.	7.9%

NVIDIA Corp.	7.3%

Microsoft Corp.	7.1%

Amazon.com, Inc.	4.7%

Alphabet, Inc., Class C	3.8%

Meta Platforms, Inc., Class A	2.3%

Tesla, Inc.	1.8%

Exxon Mobil Corp.	1.6%

UnitedHealth Group, Inc.	1.4%

Eli Lilly and Co.	1.3%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Apple, Inc.	7.9%

NVIDIA Corp.	7.3%

Microsoft Corp.	7.1%

Amazon.com, Inc.	4.7%

Alphabet, Inc., Class C	3.8%

Meta Platforms, Inc., Class A	2.3%

Tesla, Inc.	1.8%

Exxon Mobil Corp.	1.6%

UnitedHealth Group, Inc.	1.4%

Eli Lilly and Co.	1.3%

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) [Member]
Shareholder Report [Line Items]
Fund Name	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Fidelity Institutional AM ® Large Cap Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$70	0.62%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class K shares returned 24.84% for the year ended December 31, 2024.
What helped performance during the year?

•	Due to the Portfolio’s sector neutral philosophy, security selection was the primary contributor to relative return, with stock picking in the Health Care and Industrials sectors as the largest contributors.
•	Among individual securities, the largest contributors from the Health Care sector were the out-of-benchmark
position in pharmaceutical firm UCB SA and the overweight position in health care equipment firm Boston Scientific Corp.
•	The largest contributor from the Industrials sector was the overweight position in capital goods firm Trane Technologies plc.
•	Although the Information Technology sector was a detractor during the period, the largest individual contributor overall was the overweight position in semiconductor firm NVIDIA Corp.
What hurt performance during the year?

•	The largest sectoral detractors from performance were the Information Technology and Energy sectors, with security selection within each sector as the primary drag on relative performance.
•	Among individual securities, the largest detractor was the underweight position in semiconductor firm Broadcom, Inc. Other top detractors from the Information Technology sector included an overweight position in software firm Adobe, Inc., and semiconductor equipment firm Solaredge Technologies, Inc.
•	An overweight position in health care services firm UnitedHealth Group, Inc. was a top ten detractor for the period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/Fidelity Institutional AM ® Large Cap Portfolio (Class K)	24.84%	15.64%	15.27%
S&P 500 ® Index	25.02%	14.53%	14.84%

*	Date of inception: October 22, 2018

Performance Inception Date	Oct. 22, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,301,552,663
Holdings Count | Holding	296
Advisory Fees Paid, Amount	$ 6,124,708
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,301,552,663

Number of Portfolio Holdings	296

Total Investment Advisory Fees Paid	$6,124,708

Portfolio Turnover Rate	54%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	30.8%

Financials	13.4%

Consumer Discretionary	11.3%

Health Care	10.2%

Communication Services	10.0%

Industrials	8.2%

Consumer Staples	5.5%

Energy	3.0%

Utilities	2.3%

Real Estate	2.0%

Materials	1.9%

Exchange Traded Fund	0.4%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.9%

Top Holdings (as a % of Net Assets)

Apple, Inc.	7.9%

NVIDIA Corp.	7.3%

Microsoft Corp.	7.1%

Amazon.com, Inc.	4.7%

Alphabet, Inc., Class C	3.8%

Meta Platforms, Inc., Class A	2.3%

Tesla, Inc.	1.8%

Exxon Mobil Corp.	1.6%

UnitedHealth Group, Inc.	1.4%

Eli Lilly and Co.	1.3%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Apple, Inc.	7.9%

NVIDIA Corp.	7.3%

Microsoft Corp.	7.1%

Amazon.com, Inc.	4.7%

Alphabet, Inc., Class C	3.8%

Meta Platforms, Inc., Class A	2.3%

Tesla, Inc.	1.8%

Exxon Mobil Corp.	1.6%

UnitedHealth Group, Inc.	1.4%

Eli Lilly and Co.	1.3%

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO - CLASS IB
Shareholder Report [Line Items]
Fund Name	EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Franklin Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$116	1.12%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 7.05% for the year ended December 31, 2024.

What helped performance during the year?

•  The allocation to U.S. large cap stocks contributed to relative performance.
•  Fund selection in intermediate-term bonds, driven by slightly short duration positioning, also contributed.
•  An underweight allocation to international equities contributed, as these equities were hampered by underwhelming economic data, as well as concerns surrounding U.S. tariffs and their implications on global trade.
What hurt performance during the year?

•  An underweight allocation to U.S.
mid-cap
equities detracted from performance, as the category benefited from U.S. equity market breadth.
•  Security selection in international equities also detracted from performance.
•  A small overweight to U.S.
small-cap
equities modestly detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/Franklin Moderate Allocation Portfolio (Class IB)	7.05%	2.80%	4.44%
S&P 500 ® Index	25.02%	14.53%	15.51%
EQ/Franklin Moderate Allocation Index	7.49%	5.23%	6.53%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.03%

*	Date of inception: February 22, 2016

Performance Inception Date	Feb. 22, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 290,397,393
Holdings Count | Holding	518
Advisory Fees Paid, Amount	$ 1,967,870
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$290,397,393

Number of Portfolio Holdings	518

Total Investment Advisory Fees Paid	$1,967,870

Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Sector (as a % of Net Assets)

U.S. Treasury Obligations		43.6%

Exchange Traded Funds		31.2%

Common Stocks		24.0%

Information Technology	7.8%

Financials	3.3%

Consumer Discretionary	2.7%

Health Care	2.4%

Communication Services	2.2%

Industrials	2.0%

Consumer Staples	1.3%

Energy	0.8%

Utilities	0.6%

Real Estate	0.5%

Materials	0.4%

Cash and Other Assets Less Liabilities		1.2%

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - CLASS IB
Shareholder Report [Line Items]
Fund Name	EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Franklin Rising Dividends Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$92	0.87%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 10.80% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio’s lack of exposure to the Real Estate sector and an underweight to the Energy sector contributed to relative performance.
•  Among holdings, shares of Walmart, Inc. climbed to multiple all-time
highs during the period as the company’s wide offering and strong value proposition appealed to consumers impacted by inflation, higher interest rates and economic uncertainty.
•  Semiconductor and software giant Broadcom, Inc.’s share price more than doubled amid robust earnings reports featuring surging artificial intelligence (AI) revenues and forecasts of strong,
AI-fueled
growth. Aerospace and defense manufacturer RTX Corp. benefited from robust sales growth and improving profitability across all three of its segments, amid strong global demand.
What hurt performance during the year?

•  Stock selection was the key driver of underperformance, with an additional negative impact from sector allocation effects.
•  The Portfolio’s lack of exposure to several heavily weighted, growth- and technology-oriented benchmark constituents weighed substantially on relative returns, especially within Information Technology and Consumer Discretionary, the Portfolio’s largest sector detractors.
•  Among holdings, an overweight to diversified software company Roper Technologies, Inc. detracted as weak demand and delayed contract renewals weighed on the stock.
•  Nike, Inc. also detracted, amid weakening demand and intensifying competition.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/Franklin Rising Dividends Portfolio (Class IB)	10.80%	10.34%	11.55%
S&P 500® Index	25.02%	14.53%	14.84%

*	Date of inception: October 22, 2018

Performance Inception Date	Oct. 22, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 338,029,631
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 1,636,415
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$338,029,631

Number of Portfolio Holdings	59

Total Investment Advisory Fees Paid	$1,636,415

Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	27.2%

Industrials	16.2%

Health Care	15.1%

Financials	12.1%

Consumer Staples	10.9%

Consumer Discretionary	6.6%

Materials	6.2%

Energy	2.9%

Utilities	1.2%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	1.3%

Top Holdings (as a % of Net Assets)

Microsoft Corp.	8.7%

Broadcom, Inc.	3.6%

Visa, Inc., Class A	3.1%

Stryker Corp.	2.9%

UnitedHealth Group, Inc.	2.8%

Apple, Inc.	2.8%

Accenture plc, Class A	2.8%

Roper Technologies, Inc.	2.7%

Linde plc	2.6%

Texas Instruments, Inc.	2.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Microsoft Corp.	8.7%

Broadcom, Inc.	3.6%

Visa, Inc., Class A	3.1%

Stryker Corp.	2.9%

UnitedHealth Group, Inc.	2.8%

Apple, Inc.	2.8%

Accenture plc, Class A	2.8%

Roper Technologies, Inc.	2.7%

Linde plc	2.6%

Texas Instruments, Inc.	2.5%

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - CLASS IB
Shareholder Report [Line Items]
Fund Name	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Franklin Small Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$111	1.05%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 11.03% for the year ended December 31, 2024.
What helped performance during the year?

•  Stock selection in the Information Technology, Financials and Consumer Discretionary sectors contributed.
•  Restaurant operator Brinker International, Inc. contributed as brand momentum improved and it saw strong traffic trends at its core Chili’s restaurants.
•  ACI Worldwide, Inc., a payments company, contributed due to improving demand and a large share repurchase program.
•  Engineering and construction firm Primoris Services Corp. contributed after posting stronger bookings and backlog growth.
What hurt performance during the year?

•  Stock selection in the Energy, Materials and Communication Services sectors detracted.
•  UK-based energy services company John Wood Group plc detracted after its acquisition by a Middle Eastern company fell through.
•  Shares of Veren, Inc., a Canada-based oil and gas producer, detracted amid weak oil prices due to concerns about global demand.
•  Vestis Corp., a uniform rental company, detracted after it lowered full-year guidance and long-term targets due to customer attrition.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB)	11.03%	7.13%	7.24%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell 2000 ® Value Index	8.05%	7.29%	7.14%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 268,808,512
Holdings Count | Holding	2,001
Advisory Fees Paid, Amount	$ 1,561,943
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$268,808,512

Number of Portfolio Holdings	2,001

Total Investment Advisory Fees Paid	$1,561,943

Portfolio Turnover Rate	39%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	22.4%

Industrials	22.1%

Information Technology	11.3%

Consumer Discretionary	9.5%

Health Care	7.3%

Materials	4.7%

Real Estate	4.1%

Energy	3.9%

Utilities	1.9%

Communication Services	1.7%

Consumer Staples	1.1%

Short-Term Investments	7.5%

Cash and Other Assets Less Liabilities	2.5%

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - CLASS K
Shareholder Report [Line Items]
Fund Name	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Franklin Small Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 11.37% for the year ended December 31, 2024.
What helped performance during the year?

•  Stock selection in the Information Technology, Financials and Consumer Discretionary sectors contributed.
•  Restaurant operator Brinker International, Inc. contributed as brand momentum improved and it saw strong traffic trends at its core Chili’s restaurants.
•  ACI Worldwide, Inc., a payments company, contributed due to improving demand and a large share repurchase program.
•  Engineering and construction firm Primoris Services Corp. contributed after posting stronger bookings and backlog growth.
What hurt performance during the year?

•  Stock selection in the Energy, Materials and Communication Services sectors detracted.
•  UK-based energy services company John Wood Group plc detracted after its acquisition by a Middle Eastern company fell through.
•  Shares of Veren, Inc., a Canada-based oil and gas producer, detracted amid weak oil prices due to concerns about global demand.
•  Vestis Corp., a uniform rental company, detracted after it lowered full-year guidance and long-term targets due to customer attrition.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K)	11.37%	7.41%	7.52%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell 2000 ® Value Index	8.05%	7.29%	7.14%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 268,808,512
Holdings Count | Holding	2,001
Advisory Fees Paid, Amount	$ 1,561,943
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$268,808,512

Number of Portfolio Holdings	2,001

Total Investment Advisory Fees Paid	$1,561,943

Portfolio Turnover Rate	39%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	22.4%

Industrials	22.1%

Information Technology	11.3%

Consumer Discretionary	9.5%

Health Care	7.3%

Materials	4.7%

Real Estate	4.1%

Energy	3.9%

Utilities	1.9%

Communication Services	1.7%

Consumer Staples	1.1%

Short-Term Investments	7.5%

Cash and Other Assets Less Liabilities	2.5%

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS IB
Shareholder Report [Line Items]
Fund Name	EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Global Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$117	1.10%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 12.62% for the year ended December 31, 2024.
What helped performance during the year?

•	An overweight position in Taiwan Semiconductor Manufacturing Company contributed to returns.
•	Strong security selection in the Communication Services sector, as well as an overweight to the sector, also contributed to performance, led by overweight positions in Meta Platforms, Inc. and Alphabet, Inc.
•	Within the Information Technology sector, an overweight position in Marvell Technology, Inc. was a top contributor.
•	Underweighting the Health Care sector was also additive.
What hurt performance during the year?

•	Overall security selection in the Information Technology sector detracted from performance, partially due to an underweight in NVIDIA Corp., which capitalized on the surge in artificial intelligence (AI) demand.
•	Security selection in the Financials, Industrials, Consumer Discretionary and Consumer Staples sectors also detracted.
•	Real Estate was the worst performing sector.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Global Equity Managed Volatility Portfolio (Class IB)	12.62%	7.42%	7.38%
MSCI ACWI (Net) Index	17.49%	10.06%	9.23%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,671,166,800
Holdings Count | Holding	1,340
Advisory Fees Paid, Amount	$ 11,327,530
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,671,166,800

Number of Portfolio Holdings	1,340

Total Investment Advisory Fees Paid	$11,327,530

Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

United States	42.0%

Japan	6.2%

India	4.6%

China	3.9%

France	3.3%

Taiwan	3.1%

Germany	2.9%

United Kingdom	2.7%

Australia	1.8%

Switzerland	1.7%

Other	11.8%

Cash and Other Assets Less Liabilities	16.0%

Sector Weightings (as a % of Net Assets)

Information Technology	19.0%

Financials	14.4%

Consumer Discretionary	9.5%

Industrials	8.7%

Communication Services	8.2%

Health Care	7.6%

Consumer Staples	4.5%

Materials	2.5%

Energy	1.9%

Real Estate	1.9%

Utilities	1.4%

Short-Term Investments	4.4%

Cash and Other Assets Less Liabilities	16.0%

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - CLASS K
Shareholder Report [Line Items]
Fund Name	EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Global Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 12.88% for the year ended December 31, 2024.
What helped performance during the year?

•  An overweight position in Taiwan Semiconductor Manufacturing Company contributed to returns.
•  Strong security selection in the Communication Services sector, as well as an overweight to the sector, also contributed to performance, led by overweight positions in Meta Platforms, Inc. and Alphabet, Inc.
•  Within the Information Technology sector, an overweight position in Marvell Technology, Inc. was a top contributor.
•  Underweighting the Health Care sector was also additive.
What hurt performance during the year?

•  Overall security selection in the Information Technology sector detracted from performance, partially due to an underweight in NVIDIA Corp., which capitalized on the surge in artificial intelligence (AI) demand.
•  Security selection in the Financials, Industrials, Consumer Discretionary and Consumer Staples sectors also detracted.
•  Real Estate was the worst performing sector.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Global Equity Managed Volatility Portfolio (Class K)	12.88%	7.70%	7.65%
MSCI ACWI (Net) Index	17.49%	10.06%	9.23%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,671,166,800
Holdings Count | Holding	1,340
Advisory Fees Paid, Amount	$ 11,327,530
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,671,166,800

Number of Portfolio Holdings	1,340

Total Investment Advisory Fees Paid	$11,327,530

Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

United States	42.0%

Japan	6.2%

India	4.6%

China	3.9%

France	3.3%

Taiwan	3.1%

Germany	2.9%

United Kingdom	2.7%

Australia	1.8%

Switzerland	1.7%

Other	11.8%

Cash and Other Assets Less Liabilities	16.0%

Sector Weightings (as a % of Net Assets)

Information Technology	19.0%

Financials	14.4%

Consumer Discretionary	9.5%

Industrials	8.7%

Communication Services	8.2%

Health Care	7.6%

Consumer Staples	4.5%

Materials	2.5%

Energy	1.9%

Real Estate	1.9%

Utilities	1.4%

Short-Term Investments	4.4%

Cash and Other Assets Less Liabilities	16.0%

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO - CLASS IB
Shareholder Report [Line Items]
Fund Name	EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Goldman Sachs Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$112	1.05%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 12.30% for the year ended December 31, 2024.
What helped performance during the year?

•  The Portfolio’s allocation to U.S.
large-cap
equities contributed the most to returns.
•  Allocations to U.S.
mid-cap
equities and Japanese equities also contributed.
What hurt performance during the year?

•  Over the period, U.S. interest rates fluctuated and, ultimately, U.S. Treasuries contributed to flat performance in the fixed-income
portion of the Portfolio.
•  The managed volatility strategy was implemented in early August due to increased volatility. The reduction in equity exposure detracted from the Portfolio’s return versus the benchmark. When volatility came down in mid-August,
the Portfolio’s allocation to equity returned to its strategic allocation target.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception *
EQ/Goldman Sachs Growth Allocation Portfolio (Class IB)	12.30%	5.45%	7.18%
S&P 500 ® Index	25.02%	14.53%	15.94%
EQ/Goldman Sachs Growth Allocation Index	16.02%	9.23%	10.68%
Bloomberg U.S. Credit Corporate 5-10 Year Index	3.21%	0.89%	2.60%

*	Date of inception: February 1, 2019

Performance Inception Date	Feb. 01, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 596,241,661
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 3,249,362
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$596,241,661

Number of Portfolio Holdings	19

Total Investment Advisory Fees Paid	$3,249,362

Portfolio Turnover Rate	9%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		61.6%

Equity	31.6%

Fixed Income	30.0%

Short-Term Investments		43.8%

Cash and Other Assets Less Liabilities		-5.4%

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Goldman Sachs Mid Cap Value Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$115	1.09%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 11.89% for the year ended December 31, 2024.
What helped performance during the year?

•	A position in GE Vernova, Inc. contributed to returns as the company positioned itself as a leader in the energy transition effort, benefitting from artificial intelligence tailwinds throughout the year, heightened demand for power services and equipment, and legislative initiatives to increase domestic power production.
•	A position in United Airlines Holdings, Inc. contributed to returns as the company benefited from low fuel costs and increased demand for air travel, as well as impacts from the scaling initiatives implemented by management.
•	From a sector standpoint, stock selection in Industrials and Information Technology contributed to relative returns, while the top performing absolute sectors were Financials and Industrials.
What hurt performance during the year?

•	A position in Celanese Corp. detracted from performance as softening demand in the automotive and industrial businesses led the company to miss earnings expectations in recent quarters.
•	A position in AES Corp. detracted as the company’s mixed earnings results weighed on investor sentiment. The U.S. election results were also a headwind, as investors viewed the results as negative for clean energy companies, causing the Energy sector to sell off.
•	From a sector standpoint, stock selection in Utilities and Real Estate detracted from relative returns, while the worst performing absolute sectors were Health Care and Materials.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/Goldman Sachs Mid Cap Value Portfolio (Class IB)	11.89%	9.50%	10.62%
Russell 1000 ® Index**	24.51%	14.28%	14.62%
Russell Midcap ® Value Index	13.07%	8.59%	9.12%

*	Date of inception: October 22, 2018
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

Performance Inception Date	Oct. 22, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 157,365,020
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 1,044,576
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$157,365,020

Number of Portfolio Holdings	96

Total Investment Advisory Fees Paid	$1,044,576

Portfolio Turnover Rate	64%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	18.6%

Financials	18.4%

Utilities	9.9%

Real Estate	8.6%

Information Technology	8.1%

Materials	7.8%

Energy	7.3%

Consumer Discretionary	6.7%

Health Care	6.2%

Consumer Staples	5.0%

Communication Services	1.7%

Cash and Other Assets Less Liabilities	1.7%

Top Holdings (as a % of Net Assets)

United Airlines Holdings, Inc.	2.5%

Fidelity National Information Services, Inc.	2.3%

Marvell Technology, Inc.	2.1%

GE Vernova, Inc.	2.1%

VICI Properties, Inc. (REIT), Class A	2.0%

Allstate Corp. (The)	1.8%

AMETEK, Inc.	1.8%

Prudential Financial, Inc.	1.8%

Phillips 66	1.7%

Steel Dynamics, Inc.	1.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

United Airlines Holdings, Inc.	2.5%

Fidelity National Information Services, Inc.	2.3%

Marvell Technology, Inc.	2.1%

GE Vernova, Inc.	2.1%

VICI Properties, Inc. (REIT), Class A	2.0%

Allstate Corp. (The)	1.8%

AMETEK, Inc.	1.8%

Prudential Financial, Inc.	1.8%

Phillips 66	1.7%

Steel Dynamics, Inc.	1.7%

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Goldman Sachs Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$116	1.11%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 9.35% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s allocation to U.S.
large-cap
equities contributed the most to returns.
•  Allocations to U.S.
mid-cap
equities and Japanese equities also contributed.

What hurt performance during the year?

•  Over the period, U.S. interest rates fluctuated and, ultimately, U.S. Treasuries contributed to flat performance in the fixed-income
portion of the Portfolio.
•  The managed volatility strategy was implemented in early August due to increased volatility. The reduction in equity exposure detracted from the Portfolio’s return versus the benchmark. When volatility came down in mid-August,
the Portfolio’s allocation to equity returned to its strategic allocation target.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception *
EQ/Goldman Sachs Moderate Growth Allocation Portfolio (Class IB)	9.35%	4.04%	4.60%
S&P 500 ® Index	25.02%	14.53%	13.35%
EQ/Goldman Sachs Moderate Growth Allocation Index	12.39%	7.21%	6.99%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.16%

*	Date of inception: April 30, 2015

Performance Inception Date	Apr. 30, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 788,081,897
Holdings Count | Holding	513
Advisory Fees Paid, Amount	$ 5,465,396
Investment Company, Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$788,081,897

Number of Portfolio Holdings	513

Total Investment Advisory Fees Paid	$5,465,396

Portfolio Turnover Rate	139%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Sector (as a % of Net Assets)

U.S. Treasury Obligations		41.9%

Common Stocks		30.2%

Information Technology	9.8%

Financials	4.0%

Consumer Discretionary	3.4%

Health Care	3.1%

Communication Services	2.8%

Industrials	2.5%

Consumer Staples	1.7%

Energy	1.0%

Utilities	0.7%

Materials	0.6%

Real Estate	0.6%

Rights		0.0%	#

Short-Term Investments		23.1%

Cash and Other Assets Less Liabilities		4.8%
# Less than 0.05%

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - CLASS IB
Shareholder Report [Line Items]
Fund Name	EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Intermediate Corporate Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 3.05% for the year ended December 31, 2024.
What helped performance during the year?

•	Underweight duration exposure in the four- to five-year and seven- to 10-year parts of the yield curve
•	Overweight duration exposure in the three- to four-year part of the yield curve
•	Security selection within investment-grade corporates
What hurt performance during the year?

•	Underweight duration exposure in the five- to six-year part of the yield curve
•	Overweight duration exposure in the six- to seven-year part of the yield curve

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	Since Inception*
EQ/Intermediate Corporate Bond Portfolio (Class IB)	3.05%	3.52%
Bloomberg U.S. Aggregate Bond Index **	1.25%	1.89%
Bloomberg U.S. Credit Corporate 5-10 Year Index	3.21%	4.39%

*	Date of inception: April 3, 2023
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

Performance Inception Date	Apr. 03, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,560,803,921
Holdings Count | Holding	516
Advisory Fees Paid, Amount	$ 4,418,064
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,560,803,921

Number of Portfolio Holdings	516

Total Investment Advisory Fees Paid	$4,418,064

Portfolio Turnover Rate	47%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	35.9%

Health Care	9.8%

Utilities	9.0%

Information Technology	8.0%

Energy	7.5%

Communication Services	7.0%

Consumer Staples	5.3%

Industrials	5.2%

Real Estate	4.0%

Consumer Discretionary	3.6%

Materials	3.3%

Short-Term Investments	1.9%

Cash and Other Assets Less Liabilities	-0.5%

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - CLASS K
Shareholder Report [Line Items]
Fund Name	EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Intermediate Corporate Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class K shares returned 3.40% for the year ended December 31, 2024.
What helped performance during the year?

•	Underweight duration exposure in the four- to five-year and seven- to 10-year parts of the yield curve
•	Overweight duration exposure in the three- to four-year part of the yield curve
•	Security selection within investment-grade corporates
What hurt performance during the year?

•	Underweight duration exposure in the five- to six-year part of the yield curve
•	Overweight duration exposure in the six- to seven-year part of the yield curve

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	Since Inception*
EQ/Intermediate Corporate Bond Portfolio (Class K)	3.40%	3.82%
Bloomberg U.S. Aggregate Bond Index**	1.25%	1.89%
Bloomberg U.S. Credit Corporate 5-10 Year Index	3.21%	4.39%

*	Date of inception: April 3, 2023

**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

Performance Inception Date	Apr. 03, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,560,803,921
Holdings Count | Holding	516
Advisory Fees Paid, Amount	$ 4,418,064
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,560,803,921

Number of Portfolio Holdings	516

Total Investment Advisory Fees Paid	$4,418,064

Portfolio Turnover Rate	47%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	35.9%

Health Care	9.8%

Utilities	9.0%

Information Technology	8.0%

Energy	7.5%

Communication Services	7.0%

Consumer Staples	5.3%

Industrials	5.2%

Real Estate	4.0%

Consumer Discretionary	3.6%

Materials	3.3%

Short-Term Investments	1.9%

Cash and Other Assets Less Liabilities	-0.5%

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - CLASS IA
Shareholder Report [Line Items]
Fund Name	EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Intermediate Government Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IA	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IA shares returned 2.46% for the year ended December 31, 2024.
What helped performance during the year?

•	Investments in U.S. Treasuries drove most of the Portfolio’s return. The
10-year
Treasury yield trended upward year over year. Due to delayed Federal Reserve cuts and stronger economic data, the yield curve remained inverted for the first nine months of the year.
•	Investments in U.S. Government Agency securities also contributed to absolute performance.
What hurt performance during the year?

•	The Portfolio’s overall performance reflects the volatility in the bond markets, marked by three consecutive rate cuts in the second half of the year - a significant shift from earlier expectations.
•	U.S. Treasuries saw increased volatility throughout the year as the Federal Reserve and the market navigated monetary policy decisions, challenged by mixed economic data.
•	The weightings of certain holdings and yield curve positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Intermediate Government Bond Portfolio (Class IA)	2.46%	0.05%	0.64%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 4,224,602,795
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 11,912,697
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$4,224,602,795

Number of Portfolio Holdings	217

Total Investment Advisory Fees Paid	$11,912,697

Portfolio Turnover Rate	36%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	50.2%

U.S. Treasury Obligations	41.1%

Exchange Traded Funds	7.7%

Corporate Bonds	0.0%	#

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.7%

#	Less than 0.05%

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - CLASS IB
Shareholder Report [Line Items]
Fund Name	EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Intermediate Government Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 2.47% for the year ended December 31, 2024.
What helped performance during the year?

•	Investments in U.S. Treasuries drove most of the Portfolio’s return. The
10-year
Treasury yield trended upward year over year. Due to delayed Federal Reserve cuts and stronger economic data, the yield curve remained inverted for the first nine months of the year.
•	Investments in U.S. Government Agency securities also contributed to absolute performance.
What hurt performance during the year?

•	The Portfolio’s overall performance reflects the volatility in the bond markets, marked by three consecutive rate cuts in the second half of the year - a significant shift from earlier expectations.
•	U.S. Treasuries saw increased volatility throughout the year as the Federal Reserve and the market navigated monetary policy decisions, challenged by mixed economic data.
•	The weightings of certain holdings and yield curve positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Intermediate Government Bond Portfolio (Class IB)	2.47%	0.07%	0.65%
Bloomberg U.S. Aggregate Bond Index *	1.25%	-0.33%	1.35%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 4,224,602,795
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 11,912,697
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$4,224,602,795

Number of Portfolio Holdings	217

Total Investment Advisory Fees Paid	$11,912,697

Portfolio Turnover Rate	36%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	50.2%

U.S. Treasury Obligations	41.1%

Exchange Traded Funds	7.7%

Corporate Bonds	0.0%	#

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.7%

#	Less than 0.05%

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - CLASS K
Shareholder Report [Line Items]
Fund Name	EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Intermediate Government Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$39	0.39%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 2.60% for the year ended December 31, 2024.
What helped performance during the year?

•  Investments in U.S. Treasuries drove most of the Portfolio’s return. The 10-year Treasury yield trended upward year over year. Due to delayed Federal Reserve cuts and stronger economic data, the yield curve remained inverted for the first nine months of the year.
•  Investments in U.S. Government Agency securities also contributed to absolute performance.
What hurt performance during the year?

•  The Portfolio’s overall performance reflects the volatility in the bond markets, marked by three consecutive rate cuts in the second half of the year - a significant shift from earlier expectations.
•  U.S. Treasuries saw increased volatility throughout the year as the Federal Reserve and the market navigated monetary policy decisions, challenged by mixed economic data.
•  The weightings of certain holdings and yield curve positioning detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Intermediate Government Bond Portfolio (Class K)	2.60%	0.30%	0.89%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 4,224,602,795
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 11,912,697
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$4,224,602,795

Number of Portfolio Holdings	217

Total Investment Advisory Fees Paid	$11,912,697

Portfolio Turnover Rate	36%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	50.2%

U.S. Treasury Obligations	41.1%

Exchange Traded Funds	7.7%

Corporate Bonds	0.0%	#

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.7%

#	Less than 0.05%

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/International Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$106	1.04%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 3.22% for the year ended December 31, 2024.
What helped performance during the year?

•	Stock selection within the Industrials, Information Technology (IT) and Materials sectors contributed to performance.
•	Hitashi Ltd. and Taiwan Semiconductor contributed to performance.
•	Sector allocation in the Industrials, Health Care and Real Estate sectors also contributed to performance.
What hurt performance during the year?

•	Stock Selection within the Financials, Consumer Staples and Consumer Discretionary sectors detracted from performance.
•	Overweight positions in Heineken NV in the Consumer Staples sector, Samsung Electronics Co. Ltd. in the IT sector and Grupo Financiero Banorte SAB de CV in the Financials sector were the top detractors from performance.
•	The Financials sector allocation was also a detractor.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/International Core Managed Volatility Portfolio (Class IB)	3.22%	4.33%	4.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,110,105,725
Holdings Count | Holding	835
Advisory Fees Paid, Amount	$ 7,057,128
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,110,105,725

Number of Portfolio Holdings	835

Total Investment Advisory Fees Paid	$7,057,128

Portfolio Turnover Rate	13%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

United States	20.9%

Japan	15.5%

United Kingdom	9.6%

Germany	8.3%

France	7.3%

Switzerland	4.3%

Australia	4.0%

Netherlands	3.1%

Spain	2.1%

Italy	2.0%

Other	16.9%

Cash and Other Assets Less Liabilities	6.0%

Sector Weightings (as a % of Net Assets)

Financials	16.3%

Industrials	15.4%

Information Technology	9.5%

Health Care	9.5%

Consumer Discretionary	9.4%

Consumer Staples	6.3%

Materials	5.5%

Communication Services	3.3%

Energy	2.6%

Utilities	2.1%

Real Estate	1.1%

Exchange Traded Fund	9.0%

Short-Term Investments	4.0%

Cash and Other Assets Less Liabilities	6.0%

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/International Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$80	0.79%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 3.56% for the year ended December 31, 2024.
What helped performance during the year?

•  Stock selection within the Industrials, Information Technology (IT) and Materials sectors contributed to performance.
•  Hitashi Ltd. and Taiwan Semiconductor contributed to performance.
•  Sector allocation in the Industrials, Health Care and Real Estate sectors also contributed to performance.
What hurt performance during the year?

•  Stock Selection within the Financials, Consumer Staples and Consumer Discretionary sectors detracted from performance.
•  Overweight positions in Heineken NV in the Consumer Staples sector, Samsung Electronics Co. Ltd. in the IT sector and Grupo Financiero Banorte SAB de CV in the Financials sector were the top detractors from performance.
•  The Financials sector allocation was also a detractor.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/International Core Managed Volatility Portfolio (Class K)	3.56%	4.60%	4.82%
MSCI EAFE ® Index	3.82%	4.73%	5.20%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,110,105,725
Holdings Count | Holding	835
Advisory Fees Paid, Amount	$ 7,057,128
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,110,105,725

Number of Portfolio Holdings	835

Total Investment Advisory Fees Paid	$7,057,128

Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

United States	20.9%

Japan	15.5%

United Kingdom	9.6%

Germany	8.3%

France	7.3%

Switzerland	4.3%

Australia	4.0%

Netherlands	3.1%

Spain	2.1%

Italy	2.0%

Other	16.9%

Cash and Other Assets Less Liabilities	6.0%

Sector Weightings (as a % of Net Assets)

Financials	16.3%

Industrials	15.4%

Information Technology	9.5%

Health Care	9.5%

Consumer Discretionary	9.4%

Consumer Staples	6.3%

Materials	5.5%

Communication Services	3.3%

Energy	2.6%

Utilities	2.1%

Real Estate	1.1%

Exchange Traded Fund	9.0%

Short-Term Investments	4.0%

Cash and Other Assets Less Liabilities	6.0%

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS IA
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/International Equity Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IA	$73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IA shares returned 4.82% for the year ended December 31, 2024.
What helped performance during the year?

•	The sectors that contributed the most to performance were Financials, Industrials, Information Technology, Communication Services and Consumer Discretionary.
•	The stocks that contributed the most to performance were SAP SE, HSBC Holdings plc, Schneider Electric SE, UniCredit SpA and Rolls-Royce Holdings plc.
What hurt performance during the year?

•	The sectors that detracted the most from performance were Materials, Energy, Consumer Staples, Health Care and Real Estate.
•	The stocks that detracted the most from performance were LVMH Moet Hennessy Louis Vuitton SE, L’Oreal SA, BHP Group Ltd., TotalEnergies SE and Stellantis NV.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/International Equity Index Portfolio (Class IA)	4.82%	4.85%	4.93%
MSCI EAFE ® Index	3.82%	4.73%	5.20%
International Proxy Index	5.92%	5.61%	5.60%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,672,771,957
Holdings Count | Holding	1,233
Advisory Fees Paid, Amount	$ 5,656,950
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,672,771,957

Number of Portfolio Holdings	1,233

Total Investment Advisory Fees Paid	$5,656,950

Portfolio Turnover Rate	5%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

Japan	25.2%

United Kingdom	18.6%

France	12.5%

Germany	11.0%

Australia	9.7%

United States	8.2%

Netherlands	4.9%

Spain	2.9%

Italy	2.9%

Finland	0.7%

Other	2.2%

Cash and Other Assets Less Liabilities	1.2%

Sector Weightings (as a % of Net Assets )

Financials	20.5%

Industrials	17.8%

Consumer Discretionary	13.2%

Information Technology	10.4%

Consumer Staples	8.9%

Health Care	7.7%

Materials	6.4%

Energy	5.0%

Communication Services	4.0%

Utilities	3.0%

Real Estate	1.4%

Other	0.4%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	1.2%

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/International Equity Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 4.92% for the year ended December 31, 2024.
What helped performance during the year?

•	The sectors that contributed the most to performance were Financials, Industrials, Information Technology, Communication Services and Consumer Discretionary.
•	The stocks that contributed the most to performance were SAP SE, HSBC Holdings plc, Schneider Electric SE, UniCredit SpA and Rolls-Royce Holdings plc.
What hurt performance during the year?

•	The sectors that detracted the most from performance were Materials, Energy, Consumer Staples, Health Care and Real Estate.
•	The stocks that detracted the most from performance were LVMH Moet Hennessy Louis Vuitton SE, L’Oreal SA, BHP Group Ltd., TotalEnergies SE and Stellantis NV.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/International Equity Index Portfolio (Class IB)	4.92%	4.86%	4.93%
MSCI EAFE ® Index	3.82%	4.73%	5.20%
International Proxy Index	5.92%	5.61%	5.60%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,672,771,957
Holdings Count | Holding	1,233
Advisory Fees Paid, Amount	$ 5,656,950
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,672,771,957

Number of Portfolio Holdings	1,233

Total Investment Advisory Fees Paid	$5,656,950

Portfolio Turnover Rate	5%

Holdings [Text Block]

What did the Portfolio
invest
in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

Japan	25.2%

United Kingdom	18.6%

France	12.5%

Germany	11.0%

Australia	9.7%

United States	8.2%

Netherlands	4.9%

Spain	2.9%

Italy	2.9%

Finland	0.7%

Other	2.2%

Cash and Other Assets Less Liabilities	1.2%

Sector Weightings (as a % of Net Assets)

Financials	20.5%

Industrials	17.8%

Consumer Discretionary	13.2%

Information Technology	10.4%

Consumer Staples	8.9%

Health Care	7.7%

Materials	6.4%

Energy	5.0%

Communication Services	4.0%

Utilities	3.0%

Real Estate	1.4%

Other	0.4%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	1.2%

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - CLASS K
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/International Equity Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 5.17% for the year ended December 31, 2024.

What helped performance during the year?

•  The sectors that contributed the most to performance were Financials, Industrials, Information Technology, Communication Services and Consumer Discretionary.
•  The stocks that contributed the most to performance were SAP SE, HSBC Holdings plc, Schneider Electric SE, UniCredit SpA and Rolls-Royce Holdings plc.

What hurt performance during the year?

•  The sectors that detracted the most from performance were Materials, Energy, Consumer Staples, Health Care and Real Estate.
•  The stocks that detracted the most from performance were LVMH Moet Hennessy Louis Vuitton SE, L’Oreal SA, BHP Group Ltd., TotalEnergies SE and Stellantis NV.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/International Equity Index Portfolio (Class K)	5.17%	5.11%	5.19%
MSCI EAFE ® Index	3.82%	4.73%	5.20%
International Proxy Index	5.92%	5.61%	5.60%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,672,771,957
Holdings Count | Holding	1,233
Advisory Fees Paid, Amount	$ 5,656,950
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,672,771,957

Number of Portfolio Holdings	1,233

Total Investment Advisory Fees Paid	$5,656,950

Portfolio Turnover Rate	5%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

Japan	25.2%

United Kingdom	18.6%

France	12.5%

Germany	11.0%

Australia	9.7%

United States	8.2%

Netherlands	4.9%

Spain	2.9%

Italy	2.9%

Finland	0.7%

Other	2.2%

Cash and Other Assets Less Liabilities	1.2%

Sector Weightings (as a % of Net Assets)

Financials	20.5%

Industrials	17.8%

Consumer Discretionary	13.2%

Information Technology	10.4%

Consumer Staples	8.9%

Health Care	7.7%

Materials	6.4%

Energy	5.0%

Communication Services	4.0%

Utilities	3.0%

Real Estate	1.4%

Other	0.4%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	1.2%

Largest Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Financials	20.5%

Industrials	17.8%

Consumer Discretionary	13.2%

Information Technology	10.4%

Consumer Staples	8.9%

Health Care	7.7%

Materials	6.4%

Energy	5.0%

Communication Services	4.0%

Utilities	3.0%

Real Estate	1.4%

Other	0.4%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	1.2%

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/International Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$104	1.03%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 1.50% for the year ended December 31, 2024.
What helped performance during the year?

•	Stock selection within the Consumer Staples sector and an underweight to the Energy sector were the top contributors to relative performance.
•	Stock selection within Denmark and Italy was a top contributor to relative returns on a geographic basis.
•	Among holdings, Intesa Sanpaolo SpA, Prosus NV, and Lloyds Banking Group plc were top contributors to the Portfolio’s return.
What hurt performance during the year?

•	Stock selection within the Financials and Consumer Discretionary sectors was a top detractor from relative performance.
•	Stock selection within Germany and France was a top detractor from relative returns on a geographic basis.
•	Among holdings, Bayer AG, Kering SA, and Edenred SE were top detractors from the Portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/International Value Managed Volatility Portfolio (Class IB)	1.50%	3.62%	3.94%
MSCI EAFE ® Index	3.82%	4.73%	5.20%
International Proxy Index	5.92%	5.61%	5.60%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 925,929,514
Holdings Count | Holding	1,861
Advisory Fees Paid, Amount	$ 5,931,813
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$925,929,514

Number of Portfolio Holdings	1,861

Total Investment Advisory Fees Paid	$5,931,813

Portfolio Turnover Rate	15%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

Japan	16.0%

United Kingdom	15.0%

Germany	14.4%

France	13.2%

United States	6.8%

Australia	6.7%

Netherlands	4.3%

Italy	2.7%

Spain	2.1%

Switzerland	1.3%

Other	6.8%

Cash and Other Assets Less Liabilities	10.7%

Sector Weightings (as a % of Net Assets)

Financials	18.4%

Industrials	17.3%

Consumer Discretionary	14.4%

Health Care	8.6%

Information Technology	7.9%

Consumer Staples	7.6%

Materials	5.2%

Communication Services	3.7%

Energy	3.1%

Utilities	1.8%

Real Estate	0.9%

Closed End Fund	0.2%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	10.7%

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/International Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Y ou can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx . You can also request this information by contacting us at 1-877-222-2144 .
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$79	0.78%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 1.68% for the year ended December 31, 2024.
What helped performance during the year?

•  Stock selection within the Consumer Staples sector and an underweight to the Energy sector were the top contributors to relative performance.
•  Stock selection within Denmark and Italy was a top contributor to relative returns on a geographic basis.
•  Among holdings, Intesa Sanpaolo SpA, Prosus NV, and Lloyds Banking Group plc were top contributors to the Portfolio’s return.
What hurt performance during the year?

•  Stock selection within the Financials and Consumer Discretionary sectors was a top detractor from relative performance.
•  Stock selection within Germany and France was a top detractor from relative returns on a geographic basis.
•  Among holdings, Bayer AG, Kering SA, and Edenred SE were top detractors from the Portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/International Value Managed Volatility Portfolio (Class K)	1.68%	3.87%	4.20%
MSCI EAFE® Index	3.82%	4.73%	5.20%
International Proxy Index	5.92%	5.61%	5.60%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 925,929,514
Holdings Count | Holding	1,861
Advisory Fees Paid, Amount	$ 5,931,813
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$925,929,514

Number of Portfolio Holdings	1,861

Total Investment Advisory Fees Paid	$5,931,813

Portfolio Turnover Rate	15%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Country Wei g htings (as a % of Net Assets)

Japan	16.0%

United Kingdom	15.0%

Germany	14.4%

France	13.2%

United States	6.8%

Australia	6.7%

Netherlands	4.3%

Italy	2.7%

Spain	2.1%

Switzerland	1.3%

Other	6.8%

Cash and Other Assets Less Liabilities	10.7%

Sec t or Wei g hti n gs (as a % of Net Assets)

Financials	18.4%

Industrials	17.3%

Consumer Discretionary	14.4%

Health Care	8.6%

Information Technology	7.9%

Consumer Staples	7.6%

Materials	5.2%

Communication Services	3.7%

Energy	3.1%

Utilities	1.8%

Real Estate	0.9%

Closed End Fund	0.2%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	10.7%

EQ/INVESCO COMSTOCK PORTFOLIO - CLASS IB
Shareholder Report [Line Items]
Fund Name	EQ/INVESCO COMSTOCK PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Invesco Comstock Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 14.85% for the year ended December 31, 2024.
What helped performance during the year?

•  In Communication Services, Meta Platforms, Inc. and Alphabet, Inc. were top contributors to performance relative to the Russell 1000 Value Index benchmark.
•  In Industrials, stock selection in building products and electrical equipment, notably Johnson Controls International plc, Eaton Corp. plc and Emerson Electric Co., contributed to performance.
•  In Materials, stock selection in containers/packaging, notably International Paper Co., and having no exposure to metals and mining stocks, contributed to performance.
What hurt performance during the year?

•  In Health Care, the managed health care and health care services segments, notably CVS Health Corp. and Elevance Health, Inc., were top detractors from performance relative to the Russell 1000 Value Index benchmark.
•  In Information Technology (IT), IT services company Cognizant Technology Solutions Corp. and semiconductor firms Intel Corp. and NXP Seminconductors NV were top detractors from performance.
•  In Consumer Staples, not owning Walmart, Inc. was a top detractor from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Invesco Comstock Portfolio (Class IB)	14.85%	11.28%	9.27%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Value Index	14.37%	8.68%	8.49%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 297,933,928
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 1,799,110
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$297,933,928

Number of Portfolio Holdings	89

Total Investment Advisory Fees Paid	$1,799,110

Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	21.1%

Health Care	15.7%

Industrials	11.6%

Information Technology	10.6%

Consumer Staples	10.0%

Energy	9.2%

Communication Services	8.9%

Consumer Discretionary	4.0%

Materials	3.1%

Utilities	2.7%

Real Estate	0.4%

Short-Term Investments	0.4%

Cash and Other Assets Less Liabilities	2.3%

Top Holdings (as a % of Net Assets)

Wells Fargo & Co.	3.3%

Bank of America Corp.	3.2%

Microsoft Corp.	2.6%

Alphabet, Inc., Class A	2.3%

Cisco Systems, Inc.	2.2%

Meta Platforms, Inc., Class A	2.1%

Johnson Controls International plc	1.9%

State Street Corp.	1.9%

Philip Morris International, Inc.	1.9%

Chevron Corp.	1.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Wells Fargo & Co.	3.3%

Bank of America Corp.	3.2%

Microsoft Corp.	2.6%

Alphabet, Inc., Class A	2.3%

Cisco Systems, Inc.	2.2%

Meta Platforms, Inc., Class A	2.1%

Johnson Controls International plc	1.9%

State Street Corp.	1.9%

Philip Morris International, Inc.	1.9%

Chevron Corp.	1.8%

EQ/INVESCO COMSTOCK PORTFOLIO - CLASS K
Shareholder Report [Line Items]
Fund Name	EQ/INVESCO COMSTOCK PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Invesco Comstock Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 15.11% for the year ended December 31, 2024.
What helped performance during the year?

•  In Communication Services, Meta Platforms, Inc. and Alphabet, Inc. were top contributors to performance relative to the Russell 1000 Value Index benchmark.
•  In Industrials, stock selection in building products and electrical equipment, notably Johnson Controls International plc, Eaton Corp. plc and Emerson Electric Co., contributed to performance.
•  In Materials, stock selection in containers/packaging, notably International Paper Co., and having no exposure to metals and mining stocks, contributed to performance.
What hurt performance during the year?

•  In Health Care, the managed health care and health care services segments, notably CVS Health Corp. and Elevance Health, Inc., were top detractors from performance relative to the Russell 1000 Value Index benchmark.
•  In Information Technology (IT), IT services company Cognizant Technology Solutions Corp. and semiconductor firms Intel Corp. and NXP Seminconductors NV were top detractors from performance.
•  In Consumer Staples, not owning Walmart, Inc. was a top detractor from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Invesco Comstock Portfolio (Class K)	15.11%	11.56%	9.54%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Value Index	14.37%	8.68%	8.49%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 297,933,928
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 1,799,110
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$297,933,928

Number of Portfolio Holdings	89

Total Investment Advisory Fees Paid	$1,799,110

Portfolio Turnover Rate	20%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	21.1%

Health Care	15.7%

Industrials	11.6%

Information Technology	10.6%

Consumer Staples	10.0%

Energy	9.2%

Communication Services	8.9%

Consumer Discretionary	4.0%

Materials	3.1%

Utilities	2.7%

Real Estate	0.4%

Short-Term Investments	0.4%

Cash and Other Assets Less Liabilities	2.3%

Top Holdings (as a % of Net Assets)

Wells Fargo & Co.	3.3%

Bank of America Corp.	3.2%

Microsoft Corp.	2.6%

Alphabet, Inc., Class A	2.3%

Cisco Systems, Inc.	2.2%

Meta Platforms, Inc., Class A	2.1%

Johnson Controls International plc	1.9%

State Street Corp.	1.9%

Philip Morris International, Inc.	1.9%

Chevron Corp.	1.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Wells Fargo & Co.	3.3%

Bank of America Corp.	3.2%

Microsoft Corp.	2.6%

Alphabet, Inc., Class A	2.3%

Cisco Systems, Inc.	2.2%

Meta Platforms, Inc., Class A	2.1%

Johnson Controls International plc	1.9%

State Street Corp.	1.9%

Philip Morris International, Inc.	1.9%

Chevron Corp.	1.8%

EQ/INVESCO GLOBAL PORTFOLIO - CLASS IB
Shareholder Report [Line Items]
Fund Name	EQ/INVESCO GLOBAL PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Invesco Global Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$119	1.10%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 15.83% for the year ended December 31, 2024.
What helped performance during the year?

•  Security selection in the Communication Services sector, led by Meta Platforms, Inc. and Alphabet, Inc., as well as an overweight allocation to the sector, contributed.
•  Underweight allocations to the Consumer Staples and Materials sectors also contributed.
What hurt performance during the year?

•  Security selection in the Information Technology sector detracted, primarily due to investments in software companies Adobe Inc. and Intuit Inc., as well as an underweight position in NVIDIA Corp.
•  Security selection in the Consumer Discretionary sector also detracted, primarily due to investments in luxury companies LVMH Moet Hennessy Louis Vuitton SE and Kering.
•  An overweight allocation to the Real Estate sector and underweight allocation to the Information Technology sector also detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Invesco Global Portfolio (Class IB)	15.83%	9.02%	9.35%
MSCI ACWI (Net) Index*	17.49%	10.06%	9.23%
MSCI ACWI Growth (Net) Index	24.23%	13.07%	11.88%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 477,909,968
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 3,283,491
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$477,909,968

Number of Portfolio Holdings	61

Total Investment Advisory Fees Paid	$3,283,491

Portfolio Turnover Rate	13%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

United States	62.7%

India	6.7%

France	6.4%

Germany	4.5%

Sweden	4.3%

Japan	4.2%

China	3.1%

Netherlands	1.6%

Denmark	1.5%

Spain	1.3%

Other	4.0%

Cash and Other Assets Less Liabilities	-0.3%

Sector Weightings (as a % of Net Assets)

Information Technology	30.3%

Communication Services	22.9%

Health Care	11.0%

Financials	10.5%

Consumer Discretionary	10.4%

Industrials	9.1%

Real Estate	4.6%

Materials	0.7%

Short-Term Investments	0.8%

Cash and Other Assets Less Liabilities	-0.3%

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Invesco Global Real Assets Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$117	1.17%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 0.31% for the year ended December 31, 2024.
What helped performance during the year?
•	The Infrastructure sector generated positive absolute return contributions.
•	The Natural Resources sector generated positive relative return contributions against the S&P Real Assets Equity Index.
•	Stock selection generated positive relative return contributions against the MSCI World (Net) Index benchmark.
What hurt performance during the year?

•	Stock selection and asset allocation effects detracted from relative performance against the S&P Real Assets Equity Index.
•	The Real Estate, Infrastructure and Timber sectors detracted from relative performance against the S&P Real Assets Equity Index.
•	Asset allocation effects detracted from relative performance against the MSCI World (Net) Index.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/Invesco Global Real Assets Portfolio (Class IB)	0.31%	1.31%	4.22%
MSCI World (Net) Index**	18.67%	11.17%	11.72%
S&P Real Assets Equity Index	3.82%	2.82%	4.61%

*	Date of inception: October 22, 2018
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

Performance Inception Date	Oct. 22, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 200,890,274
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 1,535,014
Investment Company, Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$200,890,274

Number of Portfolio Holdings	83

Total Investment Advisory Fees Paid	$1,535,014

Portfolio Turnover Rate	132%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

United States	59.4%

United Kingdom	9.7%

Australia	5.8%

France	5.7%

Canada	5.5%

Japan	3.8%

Italy	2.3%

Spain	1.8%

Hong Kong	1.3%

Finland	1.3%

Other	3.8%

Cash and Other Assets Less Liabilities	-0.4%

Sector Weightings (as a % of Net Assets)

Real Estate	47.9%

Utilities	16.3%

Energy	15.6%

Materials	11.2%

Industrials	6.1%

Communication Services	1.7%

Short-Term Investments	1.6%

Cash and Other Assets Less Liabilities	-0.4%

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO-(CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INVESCO MODERATE ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Invesco Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$118	1.13%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 8.79% for the year ended December 31, 2024.
What helped performance during the year?

•	The Portfoio’s allocation to U.S. Large Cap equities was the main driver of absolute return.
•	Allocations to U.S. Small Cap and Mid Cap equities and to fixed-income also contributed to performance.
What hurt performance during the year?

•	The Portfolio’s allocation to international equities detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/Invesco Moderate Allocation Portfolio (Class IB)	8.79%	4.44%	4.11%
S&P 500 ® Index	25.02%	14.53%	13.35%
EQ/Invesco Moderate Allocation Index	8.47%	5.49%	5.41%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.16%

*	Date of inception: April 30, 2015

Performance Inception Date	Apr. 30, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 367,775,768
Holdings Count | Holding	572
Advisory Fees Paid, Amount	$ 2,604,376
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$367,775,768

Number of Portfolio Holdings	572

Total Investment Advisory Fees Paid	$2,604,376

Portfolio Turnover Rate	37%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Sector (as a % of Net Assets)

U.S. Treasury Obligations		49.7%

Common Stocks		34.2%

Information Technology	11.1%

Financials	4.7%

Consumer Discretionary	3.9%

Health Care	3.4%

Communication Services	3.2%

Industrials	2.8%

Consumer Staples	1.9%

Energy	1.1%

Utilities	0.8%

Real Estate	0.7%

Materials	0.6%

Rights		0.0%	#

Short-Term Investments		12.5%

Cash and Other Assets Less Liabilities		3.6%
#	Less than 0.05%

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO-(CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Invesco Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$118	1.12%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 10.21% for the year ended December 31, 2024.
What helped performance during the year?

•	The Portfolio’s allocation to U.S. Large Cap equities was the main driver of absolute return.
•	Allocations to U.S. Small Cap and Mid Cap equities and to fixed-income also contributed to performance.
What hurt performance during the year?

•	The Portfolio’s allocation to international equities detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/Invesco Moderate Growth Allocation Portfolio (Class IB)	10.21%	5.22%	6.70%
S&P 500 ® Index	25.02%	14.53%	15.94%
EQ/Invesco Moderate Growth Allocation Index	10.04%	6.44%	7.99%
Bloomberg U.S. Credit Corporate 5-10 Year Index	3.21%	0.89%	2.60%

*	Date of inception: February 1, 2019

Performance Inception Date	Feb. 01, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 367,771,031
Holdings Count | Holding	955
Advisory Fees Paid, Amount	$ 2,347,180
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$367,771,031

Number of Portfolio Holdings	955

Total Investment Advisory Fees Paid	$2,347,180

Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Sector (as a % of Net Assets)

Corporate Bonds		39.5%

Financials	13.7%

Health Care	4.2%

Energy	3.6%

Utilities	3.5%

Communication Services	3.4%

Consumer Staples	2.7%

Information Technology	2.7%

Industrials	2.0%

Other	3.7%

Common Stocks		37.7%

Information Technology	12.3%

Financials	5.1%

Consumer Discretionary	4.2%

Health Care	3.8%

Communication Services	3.5%

Industrials	3.1%

Consumer Staples	2.1%

Energy	1.2%

Other	2.4%

Rights		0.0%	#

Short-Term Investments		22.1%

Cash and Other Assets Less Liabilities		0.7%

#	Less than 0.05%

EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/JANUS ENTERPRISE PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Janus Enterprise Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$112	1.05%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 14.16% for the year ended December 31, 2024.
What helped performance during the year?

•  Stock selection in the Health Care and Materials sectors contributed to performance relative to the Russell Midcap Growth Index.
•  An underweight in the Consumer Staples sector contributed.
•  Top individual contributors to relative performance included GoDaddy Inc., Flex Ltd., and Boston Scientific Corp.
What hurt performance during the year?

•  Stock selection in the Industrials and Financials sectors detracted from performance relative to the Russell Midcap Growth Index.
•  Stock selection in the Information Technology sector detracted.
•  Top individual detractors from relative performance included Teleflex Inc., ON Semiconductor Corp., and Sensata Technologies Holding plc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Janus Enterprise Portfolio (Class IB)	14.16%	9.12%	9.14%
Russell 1000® Index*	24.51%	14.28%	12.87%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,453,015,788
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 9,819,217
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,453,015,788

Number of Portfolio Holdings	80

Total Investment Advisory Fees Paid	$9,819,217

Portfolio Turnover Rate	14%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	25.8%

Industrials	24.9%

Health Care	16.6%

Financials	13.1%

Consumer Discretionary	6.9%

Utilities	4.5%

Communication Services	3.0%

Real Estate	1.6%

Materials	1.3%

Consumer Staples	0.5%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	0.8%

Top Holdings (as a % of Net Assets)

Constellation Software, Inc.	4.7%

GoDaddy, Inc., Class A	4.3%

SS&C Technologies Holdings, Inc.	3.3%

Boston Scientific Corp.	3.2%

Intact Financial Corp.	2.9%

Flex Ltd.	2.7%

AppLovin Corp., Class A	2.5%

Teleflex, Inc.	2.3%

WEX, Inc.	2.3%

Liberty Media Corp.-Liberty Formula One, Class C	2.3%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Constellation Software, Inc.	4.7%

GoDaddy, Inc., Class A	4.3%

SS&C Technologies Holdings, Inc.	3.3%

Boston Scientific Corp.	3.2%

Intact Financial Corp.	2.9%

Flex Ltd.	2.7%

AppLovin Corp., Class A	2.5%

Teleflex, Inc.	2.3%

WEX, Inc.	2.3%

Liberty Media Corp.-Liberty Formula One, Class C	2.3%

EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) [Member]
Shareholder Report [Line Items]
Fund Name	EQ/JANUS ENTERPRISE PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Janus Enterprise Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 14.44% for the year ended December 31, 2024.
What helped performance during the year?

•  Stock selection in the Health Care and Materials sectors contributed to performance relative to the Russell Midcap Growth Index.
•  An underweight in the Consumer Staples sector contributed.
•  Top individual contributors to relative performance included GoDaddy Inc., Flex Ltd., and Boston Scientific Corp.
What hurt performance during the year?

•  Stock selection in the Industrials and Financials sectors detracted from performance relative to the Russell Midcap Growth Index.
•  Stock selection in the Information Technology sector detracted.
•  Top individual detractors from relative performance included Teleflex Inc., ON Semiconductor Corp., and Sensata Technologies Holding plc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Janus Enterprise Portfolio (Class K)	14.44%	9.39%	9.41%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell Midcap ® Growth Index	22.10%	11.47%	11.54%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,453,015,788
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 9,819,217
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,453,015,788

Number of Portfolio Holdings	80

Total Investment Advisory Fees Paid	$9,819,217

Portfolio Turnover Rate	14%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	25.8%

Industrials	24.9%

Health Care	16.6%

Financials	13.1%

Consumer Discretionary	6.9%

Utilities	4.5%

Communication Services	3.0%

Real Estate	1.6%

Materials	1.3%

Consumer Staples	0.5%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	0.8%

Top Holdings (as a % of Net Assets)

Constellation Software, Inc.	4.7%

GoDaddy, Inc., Class A	4.3%

SS&C Technologies Holdings, Inc.	3.3%

Boston Scientific Corp.	3.2%

Intact Financial Corp.	2.9%

Flex Ltd.	2.7%

AppLovin Corp., Class A	2.5%

Teleflex, Inc.	2.3%

WEX, Inc.	2.3%

Liberty Media Corp.-Liberty Formula One, Class C	2.3%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Constellation Software, Inc.	4.7%

GoDaddy, Inc., Class A	4.3%

SS&C Technologies Holdings, Inc.	3.3%

Boston Scientific Corp.	3.2%

Intact Financial Corp.	2.9%

Flex Ltd.	2.7%

AppLovin Corp., Class A	2.5%

Teleflex, Inc.	2.3%

WEX, Inc.	2.3%

Liberty Media Corp.-Liberty Formula One, Class C	2.3%

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO - (CLASS IB) [Member]
Shareholder Report [Line Items]
Fund Name	EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/JPMorgan Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 11.52% for the year ended December 31, 2024.
What helped performance during the year?

•	The Portfolio’s exposure to the U.S. equity market, especially the U.S. large-cap equity asset class, contributed to performance, as the U.S. economy outpaced other developed markets.
•	The Portfolio’s exposure to the fixed income markets also contributed to returns, as fixed income markets also experienced positive performance.
What hurt performance during the year?

•	The Portfolio’s strategic asset allocation detracted from performance, mainly due to positioning in U.S. small cap equities and non-U.S. equities.
•	Security selection and adjustments to the Portfolio’s equity allocation in connection with the implementation of the risk management framework also detracted during the year.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/JPMorgan Growth Allocation Portfolio (Class IB)	11.52%	6.14%	5.97%
S&P 500 ® Index	25.02%	14.53%	14.15%
EQ/JPMorgan Growth Allocation Index	14.77%	8.61%	8.41%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

*	Date of inception: November 13, 2017

Performance Inception Date	Nov. 13, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 785,890,370
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 4,822,292
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$785,890,370

Number of Portfolio Holdings	31

Total Investment Advisory Fees Paid	$4,822,292

Portfolio Turnover Rate	10%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		52.5%

Fixed Income	35.1%

Equity	17.4%

U.S. Treasury Obligation		3.0%

Short-Term Investments		45.3%

Cash and Other Assets Less Liabilities		-0.8%

EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/JPMORGAN GROWTH STOCK PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/JPMorgan Growth Stock Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$112	0.96%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 33.78% for the year ended December 31, 2024.
What helped performance during the year?

•	The Industrials and Health Care sectors were the biggest contributing sectors, driven primarily by stock selection.
•	Underweight allocations to the Consumer Staples and Real Estate sectors also contributed to performance.
•	An overweight position in Netflix, Inc. contributed. Much of the stock’s outperformance came in the fourth quarter, as strong third-quarter results and a positive outlook for 2025 drove shares higher.
What hurt performance during the year?

•	Positive stock selection in the Industrials and Health Care sectors was offset by negative sector allocation.
•	Stock selection in the Information Technology and Consumer Staples sectors detracted from performance.
•	An overweight position in DR Horton, Inc., America’s largest homebuilder, was the largest detractor, with much of its underperformance coming in the fourth quarter.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/JPMorgan Growth Stock Portfolio (Class IB)	33.78%	13.30%	13.62%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Growth Index	33.36%	18.96%	16.78%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 2,777,604,600
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 15,515,020
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$2,777,604,600

Number of Portfolio Holdings	72

Total Investment Advisory Fees Paid	$15,515,020

Portfolio Turnover Rate	32%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	39.1%

Consumer Discretionary	17.4%

Communication Services	15.5%

Financials	8.5%

Health Care	7.3%

Industrials	5.7%

Consumer Staples	1.8%

Energy	0.4%

Materials	0.1%

Cash and Other Assets Less Liabilities	4.2%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	9.6%

Microsoft Corp.	8.4%

Amazon.com, Inc.	6.7%

Meta Platforms, Inc., Class A	5.8%

Apple, Inc.	5.4%

Alphabet, Inc., Class C	4.9%

Tesla, Inc.	3.7%

Netflix, Inc.	3.2%

Broadcom, Inc.	2.9%

Mastercard, Inc., Class A	2.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	9.6%

Microsoft Corp.	8.4%

Amazon.com, Inc.	6.7%

Meta Platforms, Inc., Class A	5.8%

Apple, Inc.	5.4%

Alphabet, Inc., Class C	4.9%

Tesla, Inc.	3.7%

Netflix, Inc.	3.2%

Broadcom, Inc.	2.9%

Mastercard, Inc., Class A	2.9%

EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/JPMORGAN GROWTH STOCK PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/JPMorgan Growth Stock Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$83	0.71%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 34.13% for the year ended December 31, 2024.

What helped performance during the year?

•  The Industrials and Health Care sectors were the biggest contributing sectors, driven primarily by stock selection.
•  Underweight allocations to the Consumer Staples and Real Estate sectors also contributed to performance.
•  An overweight position in Netflix, Inc. contributed. Much of the stock’s outperformance came in the fourth quarter, as strong third-quarter results and a positive outlook for 2025 drove shares higher.

What hurt performance during the year?

•  Positive stock selection in the Industrials and Health Care sectors was offset by negative sector allocation.
•  Stock selection in the Information Technology and Consumer Staples sectors detracted from performance.
•  An overweight position in DR Horton, Inc., America’s largest homebuilder, was the largest detractor, with much of its underperformance coming in the fourth quarter.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/JPMorgan Growth Stock Portfolio (Class K)	34.13%	13.58%	13.91%
Russell 1000® Index*	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 2,777,604,600
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 15,515,020
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$2,777,604,600

Number of Portfolio Holdings	72

Total Investment Advisory Fees Paid	$15,515,020

Portfolio Turnover Rate	32%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	39.1%

Consumer Discretionary	17.4%

Communication Services	15.5%

Financials	8.5%

Health Care	7.3%

Industrials	5.7%

Consumer Staples	1.8%

Energy	0.4%

Materials	0.1%

Cash and Other Assets Less Liabilities	4.2%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	9.6%

Microsoft Corp.	8.4%

Amazon.com, Inc.	6.7%

Meta Platforms, Inc., Class A	5.8%

Apple, Inc.	5.4%

Alphabet, Inc., Class C	4.9%

Tesla, Inc.	3.7%

Netflix, Inc.	3.2%

Broadcom, Inc.	2.9%

Mastercard, Inc., Class A	2.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	9.6%

Microsoft Corp.	8.4%

Amazon.com, Inc.	6.7%

Meta Platforms, Inc., Class A	5.8%

Apple, Inc.	5.4%

Alphabet, Inc., Class C	4.9%

Tesla, Inc.	3.7%

Netflix, Inc.	3.2%

Broadcom, Inc.	2.9%

Mastercard, Inc., Class A	2.9%

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/JPMorgan Value Opportunities Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024 .
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$103	0.96%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 15.45% for the year ended December 31, 2024.
What helped performance during the year?

•	Strong stock selection in the Financials sector contributed to performance during the year.
•	Strong stock selection in the Real Estate sector, as well as an overweight position in the sector, also contributed to performance. Positioning within real estate investment trusts (REITs) was additive. SBA Communications Corp., a tower REIT, was a top contributor as a more accommodative interest rate environment boosted investor sentiment.
•	Within the Information Technology sector, Taiwan Semiconductor Manufacturing Co. Ltd. was a top contributor. Shares of the company rose in the wake of several strong earnings reports during the year, as well as the company’s announcement of new fabrication plants in the U.S. and Europe, providing geographical diversification amidst the surge in artificial intelligence (AI) related demand.
What hurt performance during the year?

•	Weak stock selection in the Materials and Health Care sectors detracted from performance during the year.
•	Within the Consumer Staples sector, Lamb Weston Holdings, Inc., a french fry manufacturer, detracted from performance as macro headwinds created an unfavorable supply and demand backdrop. Weaker spending trends from the lower-end
consumer drove soft restaurant demand and increased pricing competition from peers.
•	Stock selection within the Materials sector was also under pressure, particularly with The Chemours Co. (CC), a chemical company. CC disappointed on its pace of delivering new refrigerants, coupled with weaker pricing for old refrigerants in its existing inventory.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/JPMorgan Value Opportunities Portfolio (Class IB)	15.45%	11.92%	10.23%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Value Index	14.37%	8.68%	8.49%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,124,446,803
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 6,372,018
Investment Company, Portfolio Turnover	154.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,124,446,803

Number of Portfolio Holdings	117

Total Investment Advisory Fees Paid	$6,372,018

Portfolio Turnover Rate	154%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	25.2%

Industrials	15.9%

Health Care	13.3%

Information Technology	11.3%

Consumer Discretionary	7.0%

Consumer Staples	6.6%

Materials	5.3%

Real Estate	5.0%

Energy	4.3%

Communication Services	4.1%

Utilities	1.1%

Short-Term Investments	1.2%

Cash and Other Assets Less Liabilities	-0.3%

Top Holdings (as a % of Net Assets)

Bank of America Corp.	3.1%

Wells Fargo & Co.	3.1%

Block, Inc., Class A	2.5%

AbbVie, Inc.	2.0%

Hewlett Packard Enterprise Co.	1.9%

Western Digital Corp.	1.9%

First Citizens BancShares, Inc., Class A	1.9%

Performance Food Group Co.	1.9%

Carrier Global Corp.	1.9%

Philip Morris International, Inc.	1.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Bank of America Corp.	3.1%

Wells Fargo & Co.	3.1%

Block, Inc., Class A	2.5%

AbbVie, Inc.	2.0%

Hewlett Packard Enterprise Co.	1.9%

Western Digital Corp.	1.9%

First Citizens BancShares, Inc., Class A	1.9%

Performance Food Group Co.	1.9%

Carrier Global Corp.	1.9%

Philip Morris International, Inc.	1.8%

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/JPMorgan Value Opportunities Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$76	0.71%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 15.76% for the year ended December 31, 2024.

What helped performance during the year?

•  Strong stock selection in the Financials sector contributed to performance during the year.
•  Strong stock selection in the Real Estate sector, as well as an overweight position in the sector, also contributed to performance. Positioning within real estate investment trusts (REITs) was additive. SBA Communications Corp., a tower REIT, was a top contributor as a more accommodative interest rate environment boosted investor sentiment.
•  Within the Information Technology sector, Taiwan Semiconductor Manufacturing Co. Ltd. was a top contributor. Shares of the company rose in the wake of several strong earnings reports during the year, as well as the company’s announcement of new fabrication plants in the U.S. and Europe, providing geographical diversification amidst the surge in artificial intelligence (AI) related demand.

What hurt performance during the year?

•  Weak stock selection in the Materials and Health Care sectors detracted from performance during the year.
•  Within the Consumer Staples sector, Lamb Weston Holdings, Inc., a french fry manufacturer, detracted from performance as macro headwinds created an unfavorable supply and demand backdrop. Weaker spending trends from the lower-end consumer drove soft restaurant demand and increased pricing competition from peers.
•  Stock selection within the Materials sector was also under pressure, particularly with The Chemours Co. (CC), a chemical company. CC disappointed on its pace of delivering new refrigerants, coupled with weaker pricing for old refrigerants in its existing inventory.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/JPMorgan Value Opportunities Portfolio (Class K)	15.76%	12.20%	10.50%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Value Index	14.37%	8.68%	8.49%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,124,446,803
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 6,372,018
Investment Company, Portfolio Turnover	154.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,124,446,803

Number of Portfolio Holdings	117

Total Investment Advisory Fees Paid	$6,372,018

Portfolio Turnover Rate	154%

Holdings [Text Block]
What did the Portfolio invest in?
(as of
December
31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	25.2%

Industrials	15.9%

Health Care	13.3%

Information Technology	11.3%

Consumer Discretionary	7.0%

Consumer Staples	6.6%

Materials	5.3%

Real Estate	5.0%

Energy	4.3%

Communication Services	4.1%

Utilities	1.1%

Short-Term Investments	1.2%

Cash and Other Assets Less Liabilities	-0.3%

Top Holdings (as a % of Net Assets)

Bank of America Corp.	3.1%

Wells Fargo & Co.	3.1%

Block, Inc., Class A	2.5%

AbbVie, Inc.	2.0%

Hewlett Packard Enterprise Co.	1.9%

Western Digital Corp.	1.9%

First Citizens BancShares, Inc., Class A	1.9%

Performance Food Group Co.	1.9%

Carrier Global Corp.	1.9%

Philip Morris International, Inc.	1.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Bank of America Corp.	3.1%

Wells Fargo & Co.	3.1%

Block, Inc., Class A	2.5%

AbbVie, Inc.	2.0%

Hewlett Packard Enterprise Co.	1.9%

Western Digital Corp.	1.9%

First Citizens BancShares, Inc., Class A	1.9%

Performance Food Group Co.	1.9%

Carrier Global Corp.	1.9%

Philip Morris International, Inc.	1.8%

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Large Cap Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$99	0.88%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 23.62% for the year ended December 31, 2024.
What helped performance during the year?
•	Applovin Corp., a provider of mobile advertising, marketing, and analytics platforms, which was not a component of the benchmark, was the leading contributor to relative performance.
•	An overweight in Broadcom, Inc. also contributed. Broadcom shares jumped on strong earnings, bolstered by sales of artificial intelligence (AI) processors and networking chips.
•	Stock selection in the Industrials and Consumer Discretionary sectors also contributed to returns.
•	FTAI Aviation Ltd. was a top contributor to performance.
What hurt performance during the year?
•	Sector allocation was a detractor overall for the Portfolio.
•	An overweight to the Health Care sector, along with stock selection in the sector, detracted. Among individual holdings, an overweight to DexCom, Inc. and holding Novo-Nordisk A/S both detracted.
•	An underweight to the Information Technology sector detracted, along with stock selection in the sector. Among individual holdings, Snowflake, Inc. was a detractor.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Large Cap Core Managed Volatility Portfolio (Class IB)	23.62%	13.12%	11.71%
S&P 500 ® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 2,024,421,694
Holdings Count | Holding	544
Advisory Fees Paid, Amount	$ 9,850,456
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$2,024,421,694

Number of Portfolio Holdings	544

Total Investment Advisory Fees Paid	$9,850,456

Portfolio Turnover Rate	35%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	24.7%

Financials	10.7%

Communication Services	9.4%

Consumer Discretionary	8.8%

Health Care	8.7%

Industrials	6.4%

Consumer Staples	4.2%

Utilities	2.5%

Energy	2.2%

Materials	1.8%

Real Estate	1.2%

Exchange Traded Funds	9.2%

Short-Term Investments	5.7%

Cash and Other Assets Less Liabilities	4.5%

Top Holdings (as a % of Net Assets)

Microsoft Corp.	5.0%

NVIDIA Corp.	4.9%

JPMorgan Prime Money Market Fund, IM Shares	4.5%

Apple, Inc.	4.1%

Amazon.com, Inc.	3.4%

iShares Core S&P 500 ETF	3.1%

Meta Platforms, Inc., Class A	2.8%

Broadcom, Inc.	2.2%

Alphabet, Inc., Class A	1.6%

iShares Russell 1000 ETF	1.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Microsoft Corp.	5.0%

NVIDIA Corp.	4.9%

JPMorgan Prime Money Market Fund, IM Shares	4.5%

Apple, Inc.	4.1%

Amazon.com, Inc.	3.4%

iShares Core S&P 500 ETF	3.1%

Meta Platforms, Inc., Class A	2.8%

Broadcom, Inc.	2.2%

Alphabet, Inc., Class A	1.6%

iShares Russell 1000 ETF	1.6%

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Large Cap Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$71	0.63%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 23.96% for the year ended December 31, 2024.
What helped performance during the year?

•  Applovin Corp., a provider of mobile advertising, marketing, and analytics platforms, which was not a component of the benchmark, was the leading contributor to relative performance.
•  An overweight in Broadcom, Inc. also contributed. Broadcom shares jumped on strong earnings, bolstered by sales of artificial intelligence (AI) processors and networking chips.
•  Stock selection in the Industrials and Consumer Discretionary sectors also contributed to returns.
•  FTAI Aviation Ltd. was a top contributor to performance.
What hurt performance during the year?

•  Sector allocation was a detractor overall for the Portfolio.
•  An overweight to the Health Care sector, along with stock selection in the sector, detracted. Among individual holdings, an overweight to DexCom, Inc. and holding Novo-Nordisk A/S both detracted.
•  An underweight to the Information Technology sector detracted, along with stock selection in the sector. Among individual holdings, Snowflake, Inc. was a detractor.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Large Cap Core Managed Volatility Portfolio (Class K)	23.96%	13.40%	12.00%
S&P 500 ® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 2,024,421,694
Holdings Count | Holding	544
Advisory Fees Paid, Amount	$ 9,850,456
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$2,024,421,694

Number of Portfolio Holdings	544

Total Investment Advisory Fees Paid	$9,850,456

Portfolio Turnover Rate	35%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	24.7%

Financials	10.7%

Communication Services	9.4%

Consumer Discretionary	8.8%

Health Care	8.7%

Industrials	6.4%

Consumer Staples	4.2%

Utilities	2.5%

Energy	2.2%

Materials	1.8%

Real Estate	1.2%

Exchange Traded Funds	9.2%

Short-Term Investments	5.7%

Cash and Other Assets Less Liabilities	4.5%

Top Holdings (as a % of Net Assets)

Microsoft Corp.	5.0%

NVIDIA Corp.	4.9%

JPMorgan Prime Money Market Fund, IM Shares	4.5%

Apple, Inc.	4.1%

Amazon.com, Inc.	3.4%

iShares Core S&P 500 ETF	3.1%

Meta Platforms, Inc., Class A	2.8%

Broadcom, Inc.	2.2%

Alphabet, Inc., Class A	1.6%
iShares Russell 1000 ETF	1.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Microsoft Corp.	5.0%

NVIDIA Corp.	4.9%

JPMorgan Prime Money Market Fund, IM Shares	4.5%

Apple, Inc.	4.1%

Amazon.com, Inc.	3.4%

iShares Core S&P 500 ETF	3.1%

Meta Platforms, Inc., Class A	2.8%

Broadcom, Inc.	2.2%

Alphabet, Inc., Class A	1.6%
iShares Russell 1000 ETF	1.6%

EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP GROWTH INDEX PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Large Cap Growth Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$83	0.71%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 32.34% for the year ended December 31, 2024.
What helped performance during the year?
•	The sectors that contributed the most to performance were Information Technology, Communication Services, Consumer Discretionary, Financials and Health Care.
•	The stocks that contributed the most to performance were NVIDIA Corp., Apple, Inc., Amazon.com, Inc., Meta Platforms, Inc. and Broadcom, Inc.
What hurt performance during the year?
•	The sectors that detracted the most from performance were Real Estate, Materials, Utilities, Energy and Consumer Staples.
•	The stocks that detracted the most from performance were Adobe, Inc., Merck & Co., Inc., Accenture plc, Super Micro Computer, Inc. and Advanced Micro Devices, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Large Cap Growth Index Portfolio (Class IB)	32.34%	18.10%	15.91%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Growth Index	33.36%	18.96%	16.78%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 2,612,543,276
Holdings Count | Holding	398
Advisory Fees Paid, Amount	$ 8,191,346
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$2,612,543,276

Number of Portfolio Holdings	398

Total Investment Advisory Fees Paid	$8,191,346

Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	48.3%

Consumer Discretionary	15.8%

Communication Services	13.2%

Health Care	6.6%

Financials	6.5%

Industrials	4.2%

Consumer Staples	3.2%

Materials	0.6%

Real Estate	0.5%

Energy	0.4%

Utilities	0.2%

Short-Term Investments	0.0%	#

Cash and Other Assets Less Liabilities	0.5%

Top Holdings (as a % of Net Assets)

Apple, Inc.	12.1%

NVIDIA Corp.	10.6%

Microsoft Corp.	10.6%

Amazon.com, Inc.	7.0%

Meta Platforms, Inc., Class A	4.3%

Tesla, Inc.	3.8%

Alphabet, Inc., Class A	3.8%

Broadcom, Inc.	3.6%

Alphabet, Inc., Class C	3.1%

Eli Lilly and Co.	2.1%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Apple, Inc.	12.1%

NVIDIA Corp.	10.6%

Microsoft Corp.	10.6%

Amazon.com, Inc.	7.0%

Meta Platforms, Inc., Class A	4.3%

Tesla, Inc.	3.8%

Alphabet, Inc., Class A	3.8%

Broadcom, Inc.	3.6%

Alphabet, Inc., Class C	3.1%

Eli Lilly and Co.	2.1%

EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP GROWTH INDEX PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Large Cap Growth Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$54	0.47%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 32.69% for the year ended December 31, 2024.
What helped performance during the year?

•  The sectors that contributed the most to performance were Information Technology, Communication Services, Consumer Discretionary, Financials and Health Care.
•  The stocks that contributed the most to performance were NVIDIA Corp., Apple, Inc., Amazon.com, Inc., Meta Platforms, Inc. and Broadcom, Inc.
What hurt performance during the year?

•  The sectors that detracted the most from performance were Real Estate, Materials, Utilities, Energy and Consumer Staples.
•  The stocks that detracted the most from performance were Adobe, Inc., Merck & Co., Inc., Accenture plc, Super Micro Computer, Inc. and Advanced Micro Devices, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Large Cap Growth Index Portfolio (Class K)	32.69%	18.39%	16.20%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Growth Index	33.36%	18.96%	16.78%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 2,612,543,276
Holdings Count | Holding	398
Advisory Fees Paid, Amount	$ 8,191,346
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$2,612,543,276

Number of Portfolio Holdings	398

Total Investment Advisory Fees Paid	$8,191,346

Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	48.3%

Consumer Discretionary	15.8%

Communication Services	13.2%

Health Care	6.6%

Financials	6.5%

Industrials	4.2%

Consumer Staples	3.2%

Materials	0.6%

Real Estate	0.5%

Energy	0.4%

Utilities	0.2%

Short-Term Investments	0.0%	#

Cash and Other Assets Less Liabilities	0.5%

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

Apple, Inc.	12.1%

NVIDIA Corp.	10.6%

Microsoft Corp.	10.6%

Amazon.com, Inc.	7.0%

Meta Platforms, Inc., Class A	4.3%

Tesla, Inc.	3.8%

Alphabet, Inc., Class A	3.8%

Broadcom, Inc.	3.6%

Alphabet, Inc., Class C	3.1%

Eli Lilly and Co.	2.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Apple, Inc.	12.1%

NVIDIA Corp.	10.6%

Microsoft Corp.	10.6%

Amazon.com, Inc.	7.0%

Meta Platforms, Inc., Class A	4.3%

Tesla, Inc.	3.8%

Alphabet, Inc., Class A	3.8%

Broadcom, Inc.	3.6%

Alphabet, Inc., Class C	3.1%

Eli Lilly and Co.	2.1%

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Large Cap Growth Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$98	0.85%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 30.11% for the year ended December 31, 2024.
What helped performance during the year?
•	An overweight to Netflix Inc. and Tesla, Inc., along with an underweight to Microsoft Corp., added to performance relative to the Russell 1000 Growth Index.
•	Stock selection in the Health Care sector also added to relative performance.
What hurt performance during the year?
•	Stock selection in the Consumer Staples and Consumer Discretionary sectors detracted from performance.
•	Underweighting NVIDIA Corp. and Broadcom, Inc., as well as a meaningful underweight in the Information Technology sector, detracted from performance.
•	An overweight to The Boeing Co. in the Industrials sector detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Large Cap Growth Managed Volatility Portfolio (Class IB)	30.11%	15.56%	14.26%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Growth Index	33.36%	18.96%	16.78%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 4,817,740,939
Holdings Count | Holding	443
Advisory Fees Paid, Amount	$ 20,893,002
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$4,817,740,939

Number of Portfolio Holdings	443

Total Investment Advisory Fees Paid	$20,893,002

Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	28.0%

Consumer Discretionary	13.3%

Communication Services	10.4%

Health Care	5.7%

Financials	5.6%

Industrials	3.1%

Consumer Staples	2.6%

Real Estate	0.3%

Materials	0.2%

Energy	0.2%

Utilities	0.1%

Exchange Traded Funds	20.3%

Short-Term Investments	4.7%

Cash and Other Assets Less Liabilities	5.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.0%

Vanguard Russell 1000 Growth ETF	6.0%

Microsoft Corp.	5.9%

Apple, Inc.	5.4%

iShares Morningstar Growth ETF	4.8%

JPMorgan Prime Money Market Fund, IM Shares	4.7%

Amazon.com, Inc.	4.7%

SPDR Portfolio S&P 500 Growth ETF	4.4%

Vanguard Growth ETF	3.8%

Meta Platforms, Inc., Class A	3.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.0%

Vanguard Russell 1000 Growth ETF	6.0%

Microsoft Corp.	5.9%

Apple, Inc.	5.4%

iShares Morningstar Growth ETF	4.8%

JPMorgan Prime Money Market Fund, IM Shares	4.7%

Amazon.com, Inc.	4.7%

SPDR Portfolio S&P 500 Growth ETF	4.4%

Vanguard Growth ETF	3.8%

Meta Platforms, Inc., Class A	3.4%

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Large Cap Growth Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$69	0.60%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 30.44% for the year ended December 31, 2024.
What helped performance during the year?

•  An overweight to Netflix Inc. and Tesla, Inc., along with an underweight to Microsoft Corp., added to performance relative to the Russell 1000 Growth Index.
•  Stock selection in the Health Care sector also added to relative performance.
What hurt performance during the year?

•  Stock selection in the Consumer Staples and Consumer Discretionary sectors detracted from performance.
•  Underweighting NVIDIA Corp. and Broadcom, Inc., as well as a meaningful underweight in the Information Technology sector, detracted from performance.
•  An overweight to The Boeing Co. in the Industrials sector detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Large Cap Growth Managed Volatility Portfolio (Class K)	30.44%	15.85%	14.54%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Growth Index	33.36%	18.96%	16.78%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 4,817,740,939
Holdings Count | Holding	443
Advisory Fees Paid, Amount	$ 20,893,002
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$4,817,740,939

Number of Portfolio Holdings	443

Total Investment Advisory Fees Paid	$20,893,002

Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)
Information Technology	28.0%
Consumer Discretionary	13.3%
Communication Services	10.4%
Health Care	5.7%
Financials	5.6%
Industrials	3.1%
Consumer Staples	2.6%
Real Estate	0.3%
Materials	0.2%
Energy	0.2%
Utilities	0.1%
Exchange Traded Funds	20.3%
Short-Term Investments	4.7%
Cash and Other Assets Less Liabilities	5.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.0%

Vanguard Russell 1000 Growth ETF	6.0%

Microsoft Corp.	5.9%

Apple, Inc.	5.4%

iShares Morningstar Growth ETF	4.8%

JPMorgan Prime Money Market Fund, IM Shares	4.7%

Amazon.com, Inc.	4.7%

SPDR Portfolio S&P 500 Growth ETF	4.4%

Vanguard Growth ETF	3.8%

Meta Platforms, Inc., Class A	3.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.0%

Vanguard Russell 1000 Growth ETF	6.0%

Microsoft Corp.	5.9%

Apple, Inc.	5.4%

iShares Morningstar Growth ETF	4.8%

JPMorgan Prime Money Market Fund, IM Shares	4.7%

Amazon.com, Inc.	4.7%

SPDR Portfolio S&P 500 Growth ETF	4.4%

Vanguard Growth ETF	3.8%

Meta Platforms, Inc., Class A	3.4%

EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP VALUE INDEX PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Large Cap Value Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 13.48% for the year ended December 31, 2024.
What helped performance during the year?
•	The sectors that contributed the most to performance were Financials, Industrials, Consumer Staples, Utilities and Information Technology.
•	The stocks that contributed the most to performance were JPMorgan Chase & Co., Berkshire Hathaway, Inc., Walmart, Inc., Wells Fargo & Co. and Exxon Mobil Corp.
What hurt performance during the year?
•	The sectors that detracted the most from performance were Materials, Health Care, Real Estate, Consumer Discretionary and Energy.
•	The stocks that detracted the most from performance were Intel Corp., The Boeing Co., CVS Health Corp., Prologis, Inc. and Comcast Corp.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Large Cap Value Index Portfolio (Class IB)	13.48%	7.94%	7.75%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Value Index	14.37%	8.68%	8.49%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 848,845,715
Holdings Count | Holding	874
Advisory Fees Paid, Amount	$ 2,959,732
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$848,845,715

Number of Portfolio Holdings	874

Total Investment Advisory Fees Paid	$2,959,732

Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	22.9%

Industrials	14.6%

Health Care	14.1%

Information Technology	9.2%

Consumer Staples	7.8%

Energy	6.7%

Consumer Discretionary	6.2%

Real Estate	4.6%

Utilities	4.6%

Communication Services	4.3%

Materials	4.1%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.8%

Top Holdings (as a % of Net Assets)

Berkshire Hathaway, Inc., Class B	3.3%

JPMorgan Chase & Co.	2.7%

Exxon Mobil Corp.	1.9%

UnitedHealth Group, Inc.	1.7%

Walmart, Inc.	1.6%

Johnson & Johnson	1.4%

Procter & Gamble Co. (The)	1.2%

Bank of America Corp.	1.2%

Chevron Corp.	1.0%

Cisco Systems, Inc.	1.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Berkshire Hathaway, Inc., Class B	3.3%

JPMorgan Chase & Co.	2.7%

Exxon Mobil Corp.	1.9%

UnitedHealth Group, Inc.	1.7%

Walmart, Inc.	1.6%

Johnson & Johnson	1.4%

Procter & Gamble Co. (The)	1.2%

Bank of America Corp.	1.2%

Chevron Corp.	1.0%

Cisco Systems, Inc.	1.0%

EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP VALUE INDEX PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Large Cap Value Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 13.87% for the year ended December 31, 2024.
What helped performance during the year?

•  The sectors that contributed the most to performance were Financials, Industrials, Consumer Staples, Utilities and Information Technology.
•  The stocks that contributed the most to performance were JPMorgan Chase & Co., Berkshire Hathaway, Inc., Walmart, Inc., Wells Fargo & Co. and Exxon Mobil Corp.
What hurt performance during the year?

•  The sectors that detracted the most from performance were Materials, Health Care, Real Estate, Consumer Discretionary and Energy.
•  The stocks that detracted the most from performance were Intel Corp., The Boeing Co., CVS Health Corp., Prologis, Inc. and Comcast Corp.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Large Cap Value Index Portfolio (Class K)	13.87%	8.21%	7.89%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Value Index	14.37%	8.68%	8.49%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 848,845,715
Holdings Count | Holding	874
Advisory Fees Paid, Amount	$ 2,959,732
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$848,845,715

Number of Portfolio Holdings	874

Total Investment Advisory Fees Paid	$2,959,732

Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	22.9%

Industrials	14.6%

Health Care	14.1%

Information Technology	9.2%

Consumer Staples	7.8%

Energy	6.7%

Consumer Discretionary	6.2%

Real Estate	4.6%

Utilities	4.6%

Communication Services	4.3%

Materials	4.1%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.8%

Top Holdings (as a % of Net Assets)

Berkshire Hathaway, Inc., Class B	3.3%

JPMorgan Chase & Co.	2.7%

Exxon Mobil Corp.	1.9%

UnitedHealth Group, Inc.	1.7%

Walmart, Inc.	1.6%

Johnson & Johnson	1.4%

Procter & Gamble Co. (The)	1.2%

Bank of America Corp.	1.2%

Chevron Corp.	1.0%

Cisco Systems, Inc.	1.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Berkshire Hathaway, Inc., Class B	3.3%

JPMorgan Chase & Co.	2.7%

Exxon Mobil Corp.	1.9%

UnitedHealth Group, Inc.	1.7%

Walmart, Inc.	1.6%

Johnson & Johnson	1.4%

Procter & Gamble Co. (The)	1.2%

Bank of America Corp.	1.2%

Chevron Corp.	1.0%

Cisco Systems, Inc.	1.0%

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Large Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$92	0.86%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 14.14% for the year ended December 31, 2024.
What helped performance during the year?

•	An overweight to NVIDIA Corp. was the largest contributor to relative performance.
•	Stock selection within the Consumer Discretionary and Materials sectors contributed to performance.
•	Underweighting Intel Corp. in the Information Technology (IT) sector and overweighting Progressive Corp. in the Financials sector also contributed to performance.
What hurt performance during the year?

•	Stock selection within the Industrials and Consumer Staples sectors detracted.
•	Overweighting Adobe, Inc. in the IT sector and Merck & Co., Inc. in the Health Care sector detracted from relative results.
•	An underweight allocation to the Financials sector also detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Large Cap Value Managed Volatility Portfolio (Class IB)	14.14%	8.70%	8.01%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Value Index	14.37%	8.68%	8.49%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 3,731,595,522
Holdings Count | Holding	928
Advisory Fees Paid, Amount	$ 17,545,671
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$3,731,595,522

Number of Portfolio Holdings	928

Total Investment Advisory Fees Paid	$17,545,671

Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	18.8%

Industrials	11.5%

Health Care	10.9%

Information Technology	10.5%

Consumer Staples	6.1%

Consumer Discretionary	5.5%

Energy	4.9%

Utilities	4.2%

Communication Services	3.7%

Materials	3.6%

Real Estate	3.0%

Exchange Traded Funds	9.0%

Short-Term Investments	3.0%

Cash and Other Assets Less Liabilities	5.3%

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Large Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 14.45% for the year ended December 31, 2024.
What helped performance during the year?

•  An overweight to NVIDIA Corp. was the largest contributor to relative performance.
•  Stock selection within the Consumer Discretionary and Materials sectors contributed to performance.
•  Underweighting Intel Corp. in the Information Technology (IT) sector and overweighting Progressive Corp. in the Financials sector also contributed to performance.
What hurt performance during the year?

•  Stock selection within the Industrials and Consumer Staples sectors detracted.
•  Overweighting Adobe, Inc. in the IT sector and Merck & Co., Inc. in the Health Care sector detracted from relative results.
•  An underweight allocation to the Financials sector also detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Large Cap Value Managed Volatility Portfolio (Class K)	14.45%	8.97%	8.28%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Value Index	14.37%	8.68%	8.49%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 3,731,595,522
Holdings Count | Holding	928
Advisory Fees Paid, Amount	$ 17,545,671
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$3,731,595,522

Number of Portfolio Holdings	928

Total Investment Advisory Fees Paid	$17,545,671

Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	18.8%

Industrials	11.5%

Health Care	10.9%

Information Technology	10.5%

Consumer Staples	6.1%

Consumer Discretionary	5.5%

Energy	4.9%

Utilities	4.2%

Communication Services	3.7%

Materials	3.6%

Real Estate	3.0%

Exchange Traded Funds	9.0%

Short-Term Investments	3.0%

Cash and Other Assets Less Liabilities	5.3%

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Lazard Emerging Markets Equity Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$140	1.35%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 7.33% for the year ended December 31, 2024.
What helped performance during the year?

•  Security selection in the Consumer Staples, Financials and Energy sectors contributed to relative and absolute performance.
•  Top contributors included Indus Towers Ltd., China Construction Bank Corp., and Galp Energia SGPS SA.
What hurt performance during the year?

•  Security selection in the Communication Services, Industrials and Information Technology sectors detracted from relative returns.
•  Security selection in the Materials, Industrials, and Real Estate sectors detracted on an absolute basis.
•  Top detractors included Banco do Brasil SA and Telkom Indonesia Persero.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/Lazard Emerging Markets Equity Portfolio (Class IB)	7.33%	3.00%	5.12%
MSCI Emerging Markets (Net Dividends) Index	7.50%	1.70%	4.13%

*	Date of inception: October 22, 2018

Performance Inception Date	Oct. 22, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 419,227,574
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 3,725,697
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$419,227,574

Number of Portfolio Holdings	79

Total Investment Advisory Fees Paid	$3,725,697

Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

China	29.0%

Taiwan	12.7%

Brazil	9.8%

South Korea	9.5%

South Africa	8.2%

Mexico	6.9%

India	4.7%

Indonesia	4.4%

Hungary	3.3%

Greece	2.8%

Other	7.8%

Cash and Other Assets Less Liabilities	0.9%

Sector Weightings (as a % of Net Assets)

Financials	27.7%

Information Technology	18.0%

Consumer Discretionary	10.5%

Communication Services	9.9%

Consumer Staples	8.3%

Materials	6.6%

Industrials	6.4%

Energy	6.0%

Health Care	3.9%

Utilities	1.8%

Cash and Other Assets Less Liabilities	0.9%

EQ/LONG-TERM BOND PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/LONG-TERM BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Long-Term Bond (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$64	0.65%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares
returned -4.37%
for the year ended December 31, 2024.
What helped performance during the year?

•	Underweight duration exposure in the seven- to 10-year part of the yield curve added to performance.
•	Overweight allocation to investment-grade corporates and underweight allocation to U.S. Treasuries also helped.
•	Security selection within investment-grade corporates and local municipal bonds was positive for the period.
What hurt performance during the year?

•	Overweight duration exposure in the long end of the yield curve detracted from performance.
•	An overweight allocation to sovereign bonds also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	Since Inception*
EQ/Long-Term Bond Portfolio (Class IB)	-4.37%	-8.89%
Bloomberg U.S. Aggregate Bond Index**	1.25%	-2.42%
Bloomberg U.S. Long Government/Credit Bond Index	-4.15%	-8.27%

*	Date of inception: August 2, 2021
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

Performance Inception Date	Aug. 02, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 2,554,185,666
Holdings Count | Holding	607
Advisory Fees Paid, Amount	$ 7,459,457
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$2,554,185,666

Number of Portfolio Holdings	607

Total Investment Advisory Fees Paid	$7,459,457

Portfolio Turnover Rate	55%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	46.7%

Corporate Bonds	46.5%

Foreign Government Securities	2.8%

Municipal Bonds	1.6%

U.S. Government Agency Securities	0.5%

Supranational	0.1%

Short-Term Investments	1.3%

Cash and Other Assets Less Liabilities	0.5%

EQ/LONG-TERM BOND PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/LONG-TERM BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Long-Term Bond (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$39	0.40%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class K shares
returned -4.26%
for the year ended December 31, 2024.
What helped performance during the year?

•	Underweight duration exposure in the seven- to 10-year part of the yield curve added to performance.
•	Overweight allocation to investment-grade corporates and underweight allocation to U.S. Treasuries also helped.
•	Security selection within investment-grade corporates and local municipal bonds was positive for the period.
What hurt performance during the year?

•	Overweight duration exposure in the long end of the yield curve detracted from performance.
•	An overweight allocation to sovereign bonds also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	Since Inception*
EQ/Long-Term Bond Portfolio (Class K)	-4.26%	-8.66%
Bloomberg U.S. Aggregate Bond Index**	1.25%	-2.42%
Bloomberg U.S. Long Government/Credit Bond Index	-4.15%	-8.27%

*	Date of inception: August 2, 2021
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

Performance Inception Date	Aug. 02, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 2,554,185,666
Holdings Count | Holding	607
Advisory Fees Paid, Amount	$ 7,459,457
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$2,554,185,666

Number of Portfolio Holdings	607

Total Investment Advisory Fees Paid	$7,459,457

Portfolio Turnover Rate	55%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	46.7%

Corporate Bonds	46.5%

Foreign Government Securities	2.8%

Municipal Bonds	1.6%

U.S. Government Agency Securities	0.5%

Supranational	0.1%

Short-Term Investments	1.3%

Cash and Other Assets Less Liabilities	0.5%

EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/LOOMIS SAYLES GROWTH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Loomis Sayles Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$123	1.05%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 33.74% for the year ended December 31, 2024.
What helped performance during the year?

•	The Portfolio’s positions in NVIDIA Corp., Meta Platforms, Inc., and Tesla contributed the most to performance.
•	Stock selection in the Information Technology, Communication Services, Consumer Discretionary, and Health Care sectors, along with the allocations in the Communication Services, Consumer Discretionary, Industrials, and Consumer Staples sectors, contributed positively to relative performance.
What hurt performance during the year?

•	The Portfolio’s positions in The Boeing Co., Mobileye Global, Inc. and Monster Beverage Corp. detracted the most from performance.
•	Stock selection in the Industrials, Financials, and Consumer Staples sectors, along with the allocations in the Health Care, Financials, and Information Technology sectors, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Loomis Sayles Growth Portfolio (Class IB)	33.74%	16.06%	15.71%
Russell 1000 ® Index *	24.51%	14.28%	12.87%
Russell 3000 ® Growth Index	32.46%	18.25%	16.22%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 870,138,082
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 5,646,546
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$870,138,082

Number of Portfolio Holdings	44

Total Investment Advisory Fees Paid	$5,646,546

Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the
Portfolio
invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	27.1%

Communication Services	21.5%

Consumer Discretionary	19.1%

Health Care	13.2%

Financials	9.6%

Industrials	5.4%

Consumer Staples	3.5%

Short-Term Investments	0.4%

Cash and Other Assets Less Liabilities	0.2%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Meta Platforms, Inc., Class A	7.5%

Tesla, Inc.	7.3%

NVIDIA Corp.	7.3%

Amazon.com, Inc.	6.5%

Netflix, Inc.	6.3%

Alphabet, Inc., Class A	4.8%

Oracle Corp.	4.7%

Boeing Co. (The)	3.9%

Visa, Inc., Class A	3.9%

Autodesk, Inc.	2.9%

EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/LOOMIS SAYLES GROWTH PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Loomis Sayles Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$94	0.80%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 34.08% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s positions in NVIDIA Corp., Meta Platforms, Inc., and Tesla contributed the most to performance.
•  Stock selection in the Information Technology, Communication Services, Consumer Discretionary, and Health Care sectors, along with the allocations in the Communication Services, Consumer Discretionary, Industrials, and Consumer Staples sectors, contributed positively to relative performance.

What hurt performance during the year?

•  The Portfolio’s positions in The Boeing Co., Mobileye Global, Inc. and Monster Beverage Corp. detracted the most from performance.
•  Stock selection in the Industrials, Financials, and Consumer Staples sectors, along with the allocations in the Health Care, Financials, and Information Technology sectors, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/Loomis Sayles Growth Portfolio (Class K)	34.08%	16.34%	16.11%
Russell 1000 ® Index**	24.51%	14.28%	12.99%
Russell 3000 ® Growth Index	32.46%	18.25%	16.27%

*	Date of inception: February 9, 2015
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

Performance Inception Date	Feb. 09, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 870,138,082
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 5,646,546
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$870,138,082

Number of Portfolio Holdings	44

Total Investment Advisory Fees Paid	$5,646,546

Portfolio Turnover Rate	8%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	27.1%

Communication Services	21.5%

Consumer Discretionary	19.1%

Health Care	13.2%

Financials	9.6%

Industrials	5.4%

Consumer Staples	3.5%

Short-Term Investments	0.4%

Cash and Other Assets Less Liabilities	0.2%

Top Holdings (as a % of Net Assets)

Meta Platforms, Inc., Class A	7.5%

Tesla, Inc.	7.3%

NVIDIA Corp.	7.3%

Amazon.com, Inc.	6.5%

Netflix, Inc.	6.3%

Alphabet, Inc., Class A	4.8%

Oracle Corp.	4.7%

Boeing Co. (The)	3.9%

Visa, Inc., Class A	3.9%

Autodesk, Inc.	2.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Meta Platforms, Inc., Class A	7.5%

Tesla, Inc.	7.3%

NVIDIA Corp.	7.3%

Amazon.com, Inc.	6.5%

Netflix, Inc.	6.3%

Alphabet, Inc., Class A	4.8%

Oracle Corp.	4.7%

Boeing Co. (The)	3.9%

Visa, Inc., Class A	3.9%

Autodesk, Inc.	2.9%

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MFS INTERNATIONAL GROWTH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/MFS International Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$115	1.10%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 8.76% for the year ended December 31, 2024.
What helped performance during the year?

•	Stock selection and an overweight position in Industrials contributed to relative performance.
•	Stock selection in Information Technology and Materials also contributed to relative returns.
•	Stock selection and an underweight position in Health Care and Utilities contributed to relative performance.
What hurt performance during the year?

•	Stock selection and an overweight position in Consumer Staples detracted from results.
•	Stock selection and an underweight position in Communication Services detracted from relative returns.
•	Stock selection in Financials also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/MFS International Growth Portfolio (Class IB)	8.76%	5.92%	7.57%
MSCI ACWI ex USA (Net) Index *	5.54%	4.10%	4.80%
MSCI ACWI ex USA Growth (Net) Index	5.07%	3.43%	5.35%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,289,720,229
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 9,297,519
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,289,720,229

Number of Portfolio Holdings	84

Total Investment Advisory Fees Paid	$9,297,519

Portfolio Turnover Rate	16%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

United States	16.2%

France	11.3%

Germany	10.6%

Japan	10.2%

United Kingdom	8.0%

Taiwan	7.0%

Canada	7.0%

China	4.2%

Netherlands	3.8%

India	3.2%

Other	17.5%

Cash and Other Assets Less Liabilities	1.0%

Sector Weightings (as a % of Net Assets)

Information Technology	19.8%

Industrials	17.7%

Consumer Discretionary	13.2%

Health Care	11.2%

Consumer Staples	11.1%

Materials	11.0%

Financials	10.3%

Communication Services	2.9%

Energy	1.3%

Utilities	0.5%

Cash and Other Assets Less Liabilities	1.0%

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/MFS INTERNATIONAL GROWTH PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/MFS International Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 9.04% for the year ended December 31, 2024.

What helped performance during the year?

•  Stock selection and an overweight position in Industrials contributed to relative performance.
•  Stock selection in Information Technology and Materials also contributed to relative returns.
•  Stock selection and an underweight position in Health Care and Utilities contributed to relative performance.

What hurt performance during the year?

•  Stock selection and an overweight position in Consumer Staples detracted from results.
•  Stock selection and an underweight position in Communication Services detracted from relative returns.
•  Stock selection in Financials also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/MFS International Growth Portfolio (Class K)	9.04%	6.14%	7.83%
MSCI ACWI ex USA (Net) Index*	5.54%	4.10%	4.80%
MSCI ACWI ex USA Growth (Net) Index	5.07%	3.43%	5.35%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,289,720,229
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 9,297,519
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,289,720,229

Number of Portfolio Holdings	84

Total Investment Advisory Fees Paid	$9,297,519

Portfolio Turnover Rate	16%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

United States	16.2%

France	11.3%

Germany	10.6%

Japan	10.2%

United Kingdom	8.0%

Taiwan	7.0%

Canada	7.0%

China	4.2%

Netherlands	3.8%

India	3.2%

Other	17.5%

Cash and Other Assets Less Liabilities	1.0%

Sector Weightings ( as a % of Net Assets)

Information Technology	19.8%

Industrials	17.7%

Consumer Discretionary	13.2%

Health Care	11.2%

Consumer Staples	11.1%

Materials	11.0%

Financials	10.3%

Communication Services	2.9%

Energy	1.3%

Utilities	0.5%

Cash and Other Assets Less Liabilities	1.0%

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/MFS International Intrinsic Value Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$119	1.15%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 6.99% for the year ended December 31, 2024.
What helped performance during the year?

•	Stock selection in Materials contributed to relative performance.
•	Stock selection and an overweight position in Industrials contributed to relative returns.
•	Stock selection and an underweight position in Consumer Discretionary also contributed to performance.
•	Not owning Utilities added value.
What hurt performance during the year?

•	Stock selection and an overweight position in Consumer Staples detracted from relative performance.
•	Stock selection in Health Care detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/MFS International Intrinsic Value Portfolio (Class IB)	6.99%	4.83%	7.05%
MSCI EAFE ® Index	3.82%	4.73%	5.99%
MSCI EAFE ® Value (Net) Index	5.68%	5.09%	5.33%

*	Date of inception: October 22, 2018

Performance Inception Date	Oct. 22, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,152,172,532
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 9,134,793
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,152,172,532

Number of Portfolio Holdings	89

Total Investment Advisory Fees Paid	$9,134,793

Portfolio Turnover Rate	15%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Country Weightings (as a % of Net Assets)

United States	17.7%

Japan	13.5%

France	11.9%

United Kingdom	11.6%

Germany	8.0%

Switzerland	5.6%

Spain	4.3%

Canada	4.0%

Netherlands	3.7%

Taiwan	3.6%

Other	14.3%

Cash and Other Assets L es s Liabilities	1.8%

Sector Weightings (as a % of Net Assets)

Financials	24.0%

Industrials	20.1%

Information Technology	15.9%

Materials	11.1%

Consumer Staples	10.3%
Health Care	8.1%
Energy	6.0%
Consumer Discretionary	2.7%
Cash and Other Assets Less Liabilities	1.8%

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (CLASS IB )
Shareholder Report [Line Items]
Fund Name	EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/MFS Mid Cap Focused Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$118	1.10%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 14.48% for the year ended December 31, 2024.
What helped performance during the year?

•	Stock selection in the Communication Services, Materials and Industrials sectors contributed to performance.
•	An underweight to Communication Services and an overweight to Consumer Staples also benefited performance.
•	Spotify Technology SA was the top contributor, as it continued to see growth in revenue and monthly active users throughout 2024.
What hurt performance during the year?

•	Stock selection in the Information Technology, Consumer Discretionary, Financials and Real Estate sectors detracted from performance.
•	Underweights to the Information Technology and Utilities sectors also detracted from performance.
•	Not owning Palantir Technologies, Inc. and AppLovin Corp. weighed heavily on relative performance, as these companies were top performers in the benchmark.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/MFS Mid Cap Focused Growth Portfolio (Class IB)	14.48%	9.52%	11.45%
Russell 1000 ® Index**	24.51%	14.28%	14.62%
Russell Midcap ® Growth Index	22.10%	11.47%	13.21%

*	Date of inception: October 22, 2018
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

Performance Inception Date	Oct. 22, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 511,176,754
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 3,559,842
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$511,176,754

Number of Portfolio Holdings	50

Total Investment Advisory Fees Paid	$3,559,842

Portfolio Turnover Rate	41%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	23.8%

Information Technology	17.7%

Health Care	14.6%

Consumer Discretionary	13.2%

Financials	11.5%

Communication Services	9.5%

Materials	2.4%

Energy	2.0%

Consumer Staples	1.8%

Real Estate	1.5%

Utilities	1.4%

Cash and O th er Assets Less Liabilities	0.6%

Top Holdings (as a % of Net Assets)

Spotify Technology SA	4.5%

Howmet Aerospace, Inc.	4.4%

Verisk Analytics, Inc.	3.6%

Take-Two Interactive Software, Inc.	3.0%

Arthur J Gallagher & Co.	2.9%

MSCI, Inc.	2.9%

Guidewire Software, Inc.	2.9%

Bright Horizons Family Solutions, Inc.	2.7%

Westinghouse Air Brake Technologies Corp.	2.7%

Natera, Inc.	2.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Spotify Technology SA	4.5%

Howmet Aerospace, Inc.	4.4%

Verisk Analytics, Inc.	3.6%

Take-Two Interactive Software, Inc.	3.0%

Arthur J Gallagher & Co.	2.9%

MSCI, Inc.	2.9%

Guidewire Software, Inc.	2.9%

Bright Horizons Family Solutions, Inc.	2.7%

Westinghouse Air Brake Technologies Corp.	2.7%

Natera, Inc.	2.6%

EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MFS TECHNOLOGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/MFS Technology Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$131	1.11%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 36.09% for the year ended December 31, 2024.
What helped performance during the year?

•	An underweight to technology hardware, storage and peripherals contributed to relative performance.
•	Stock selection in software contributed to relative results.
•	An allocation to industrial conglomerates contributed to performance.
What hurt performance during the year?

•	Stock selection in interactive media & services detracted from relative performance.
•	An allocation to capital markets detracted from relative results.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/MFS Technology Portfolio (Class IB)	36.09%	17.42%	17.52%
S&P 500 ® Index	25.02%	14.53%	14.84%
S&P North American Technology Sector Index	36.08%	21.06%	21.45%

*	Date of inception: October 22, 2018

Performance Inception Date	Oct. 22, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,069,021,740
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 6,918,198
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,069,021,740

Number of Portfolio Holdings	58

Total Investment Advisory Fees Paid	$6,918,198

Portfolio Turnover Rate	51%

Holdings [Text Block]

What did the Portfolio inv
e
st in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	71.7%

Communication Services	19.0%

Industrials	3.0%

Financials	2.9%

Consumer Discretionary	1.1%

Short-Term Investments	1.8%

Cash and Other Assets Less Liabilities	0.5%

Top Holdings (as a % of Net Assets)

Meta Platforms, Inc., Class A	10.2%

Alphabet, Inc., Class A	8.1%

NVIDIA Corp.	7.6%

Microsoft Corp.	7.4%

Apple, Inc.	6.3%

Broadcom, Inc.	4.2%

Salesforce, Inc.	3.6%

Oracle Corp.	3.0%

ServiceNow, Inc.	2.9%

Accenture plc, Class A	2.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Meta Platforms, Inc., Class A	10.2%

Alphabet, Inc., Class A	8.1%

NVIDIA Corp.	7.6%

Microsoft Corp.	7.4%

Apple, Inc.	6.3%

Broadcom, Inc.	4.2%

Salesforce, Inc.	3.6%

Oracle Corp.	3.0%

ServiceNow, Inc.	2.9%

Accenture plc, Class A	2.4%

EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MFS UTILITIES SERIES PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/MFS Utilities Series Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$111	1.05%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 11.24% for the year ended December 31, 2024.
What helped performance during the year?

•	Stock selection within electric utilities
•	Stock selection within multi-utilities
•	Stock selection within gas utilities
What hurt performance during the year?

•	Stock selection within independent power and renewable electricity producers
•	An allocation to specialized real estate investment trusts (REITs)
•	An allocation to diversified telecommunication services

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/MFS Utilities Series Portfolio (Class IB)	11.24%	5.57%	7.67%
S&P 500 ® Index	25.02%	14.53%	14.84%
MSCI ACWI Utilities (Net) Index	11.81%	4.11%	6.50%

*	Date of inception: October 22, 2018

Performance Inception Date	Oct. 22, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 210,128,196
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,305,017
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$210,128,196

Number of Portfolio Holdings	47

Total Investment Advisory Fees Paid	$1,305,017

Portfolio Turnover Rate	11%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector & Industry Weightings (as a % of Net Assets)

Utilities		91.7%

Electric Utilities	55.7%

Multi-Utilities	24.1%

Independent Power and Renewable Electricity Producers	8.8%

Gas Utilities	2.1%

Water Utilities	1.0%

Communication Services		3.3%

Diversified Telecommunication Services	2.5%

Wireless Telecommunication Services	0.8%

Real Estate	2.5%	2.5%

Specialized REITs	2.5%

Cash and Other Assets Less Liabi li ties		2.5%

Top Holdings (as a % of Net Assets)

NextEra Energy, Inc.	10.9%

PG&E Corp.	7.6%

Constellation Energy Corp.	6.0%

Sempra	4.9%

Xcel Energy, Inc.	4.9%

DTE Energy Co.	4.9%

Ameren Corp.	4.5%

Dominion Energy, Inc.	4.2%

Edison International	4.2%

PPL Corp.	3.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NextEra Energy, Inc.	10.9%

PG&E Corp.	7.6%

Constellation Energy Corp.	6.0%

Sempra	4.9%

Xcel Energy, Inc.	4.9%

DTE Energy Co.	4.9%

Ameren Corp.	4.5%

Dominion Energy, Inc.	4.2%

Edison International	4.2%

PPL Corp.	3.9%

EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/MFS UTILITIES SERIES PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/MFS Utilities Series Portfolio (the "Portfolio") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Portfolio p
er
f
or
m last year and what affected its performance?
The Portfolio's Class K shares returned 11.53% for the year ended December 31, 2024.
What helped performance during the year?

•	Stock selection within electric utilities
•	Stock selection within multi-utilities
•	Stock selection within gas utilities
What hurt performance during the year?

•	Stock selection within independent power and renewable electricity producers
•	An allocation to specialized real estate investment trusts (REITs)
•	An allocation to diversified telecommunication services

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/MFS Utilities Series Portfolio (Class K)	11.53%	5.84%	7.94%
S&P 500 ® Index	25.02%	14.53%	14.84%
MSCI ACWI Utilities (Net) Index	11.81%	4.11%	6.50%

*	Date of inception: October 22, 2018

Performance Inception Date	Oct. 22, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 210,128,196
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 1,305,017
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$210,128,196

Number of Portfolio Holdings	47

Total Investment Advisory Fees Paid	$1,305,017

Portfolio Turnover Rate	11%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector & Industry Wei ghti ngs (as a % of Net Assets)

Utilities		91.7%

Electric Utilities	55.7%

Multi-Utilities	24.1%

Independent Power and Renewable Electricity Producers	8.8%

Gas Utilities	2.1%

Water Utilities	1.0%

Communication Services		3.3%

Diversified Telecommunication Services	2.5%

Wireless Telecommunication Services	0.8%

Real Estate		2.5%

Specialized REITs	2.5%

Cash and Other Assets Less Liabilities		2.5%

Top Holdings (as a % of Net Assets)

NextEra Energy, Inc.	10.9%

PG&E Corp.	7.6%

Constellation Energy Corp.	6.0%

Sempra	4.9%

Xcel Energy, Inc.	4.9%

DTE Energy Co.	4.9%

Ameren Corp.	4.5%

Dominion Energy, Inc.	4.2%

Edison International	4.2%

PPL Corp.	3.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NextEra Energy, Inc.	10.9%

PG&E Corp.	7.6%

Constellation Energy Corp.	6.0%

Sempra	4.9%

Xcel Energy, Inc.	4.9%

DTE Energy Co.	4.9%

Ameren Corp.	4.5%

Dominion Energy, Inc.	4.2%

Edison International	4.2%

PPL Corp.	3.9%

EQ/MID CAP INDEX PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MID CAP INDEX PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Mid Cap Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 13.21% for the year ended December 31, 2024.
What helped performance during the year?

•	The sectors that contributed the most to performance were Financials, Industrials, Information Technology, Consumer Discretionary and Utilities.

•	The stocks that contributed the most to performance were Super Micro Computer, Inc., Vistra Corp.,Texas Pacific Land Corp., EMCOR Group, Inc. and Williams-Sonoma, Inc.
What hurt performance during the year?

•	The sectors that detracted the most from performance were Materials, Communication Services, Real Estate, Health Care and Energy.
•	The stocks that detracted the most from performance were Five Below, Inc., Flagstar Financial, Inc., Cleveland-Cliffs, Inc., Wolfspeed, Inc. and Celsius Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Mid Cap Index Portfolio (Class IB)	13.21%	9.62%	8.96%
Russell 1000 ® Index *	24.51%	14.28%	12.87%
S&P MidCap 400 ® Index	13.93%	10.34%	9.68%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 2,520,924,027
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 7,015,902
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$2,520,924,027

Number of Portfolio Holdings	404

Total Investment Advisory Fees Paid	$7,015,902

Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	21.2%

Financials	17.9%

Consumer Discretionary	14.1%

Information Technology	10.5%

Health Care	9.3%

Real Estate	6.8%

Materials	6.3%

Energy	4.6%

Consumer Staples	4.4%

Utilities	2.6%

Communication Services	1.4%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	0.7%

EQ/MID CAP INDEX PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/MID CAP INDEX PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Mid Cap Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 13.44% for the year ended December 31, 2024.
What helped performance during the year?

•  The sectors that contributed the most to performance were Financials, Industrials, Information Technology, Consumer Discretionary and Utilities.
•  The stocks that contributed the most to performance were Super Micro Computer, Inc., Vistra Corp.,Texas Pacific Land Corp., EMCOR Group, Inc. and Williams-Sonoma, Inc.
What hurt performance during the year?

•  The sectors that detracted the most from performance were Materials, Communication Services, Real Estate, Health Care and Energy.
•  The stocks that detracted the most from performance were Five Below, Inc., Flagstar Financial, Inc., Cleveland- Cliffs, Inc., Wolfspeed, Inc. and Celsius Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Mid Cap Index Portfolio (Class K)	13.44%	9.88%	9.23%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
S&P MidCap 400 ® Index	13.93%	10.34%	9.68%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 2,520,924,027
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 7,015,902
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$2,520,924,027

Number of Portfolio Holdings	404

Total Investment Advisory Fees Paid	$7,015,902

Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)
Industrials	21.2%
Financials	17.9%
Consumer Discretionary	14.1%
Information Technology	10.5%
Health Care	9.3%
Real Estate	6.8%
Materials	6.3%
Energy	4.6%
Consumer Staples	4.4%
Utilities	2.6%
Communication Services	1.4%
Short-Term Investments	0.2%
Cash and Other Assets Less Liabilities	0.7%

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	EQ Advisors Trust This annual shareholder report contains important information about the EQ/Mid Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$100	0.94%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 11.66% for the year ended December 31, 2024.
What helped performance during the year?

•	Stock selection in the Information Technology, Consumer Staples and Real Estate sectors contributed to relative performance.

•	An underweight to the Materials sector and an overweight to the Financials sector also contributed to relative performance.

•	Mr Cooper Group, Inc., a mortgage servicing company, was a top contributor to performance.
What hurt performance during the year?

•	Stock selection in the Industrials, Consumer Discretionary and Financials sectors detracted from relative performance.

•	Overweights to Integra LifeSciences, a global medical device manufacturing company, and Red Rock Resorts, Inc. detracted from performance.

•	An underweight to the Utilities sector also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Mid Cap Value Managed Volatility Portfolio (Class IB)	11.66%	7.62%	7.29%
Russell 1000 ® Index *	24.51%	14.28%	12.87%
Russell Midcap ® Value Index	13.07%	8.59%	8.10%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,621,086,409
Holdings Count | Holding	784
Advisory Fees Paid, Amount	$ 8,835,972
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,621,086,409

Number of Portfolio Holdings	784

Total Investment Advisory Fees Paid	$8,835,972

Portfolio Turnover Rate	42%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	15.0%

Financials	15.0%

Real Estate	7.9%

Consumer Discretionary	7.9%

Information Technology	7.0%

Health Care	6.7%

Materials	4.6%

Utilities	4.4%

Energy	4.4%

Consumer Staples	4.1%

Communication Services	2.1%

Exchange Traded Funds	10.5%

Short-Term Investments	5.3%

Cash and Other Assets Less Liabilities	5.1%

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Mid Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 11.98% for the year ended December 31, 2024.

What helped performance during the year?

•  Stock selection in the Information Technology, Consumer Staples and Real Estate sectors contributed to relative performance.
•  An underweight to the Materials sector and an
overweight
to the Financials sector also contributed to relative performance.
•  Mr Cooper Group, Inc., a mortgage servicing company, was a top contributor to performance.

What hurt performance during the year?

•  Stock selection in the Industrials, Consumer Discretionary and Financials sectors detracted from relative performance.
•  Overweights to Integra LifeSciences, a global medical device manufacturing company, and Red Rock Resorts, Inc. detracted from performance.
•  An underweight to the Utilities sector also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Mid Cap Value Managed Volatility Portfolio (Class K)	11.98%	7.90%	7.56%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell Midcap ® Value Index	13.07%	8.59%	8.10%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,621,086,409
Holdings Count | Holding	784
Advisory Fees Paid, Amount	$ 8,835,972
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,621,086,409

Number of Portfolio Holdings	784

Total Investment Advisory Fees Paid	$8,835,972

Portfolio Turnover Rate	42%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)
Industrials	15.0%
Financials	15.0%
Real Estate	7.9%
Consumer Discretionary	7.9%
Information Technology	7.0%
Health Care	6.7%
Materials	4.6%
Utilities	4.4%
Energy	4.4%
Consumer Staples	4.1%
Communication Services	2.1%
Exchange Traded Funds	10.5%
Short-Term Investments	5.3%
Cash and Other Assets Less Liabilities	5.1%

EQ/MONEY MARKET PORTFOLIO (CLASS IA)
Shareholder Report [Line Items]
Fund Name	EQ/MONEY MARKET PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Money Market Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IA	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	How did the Portfolio perform last year and what affected its performance? The Portfolio’s Class IA shares returned 4.65% for the year ended December 31, 2024.
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Money Market Portfolio (Class IA)	4.65%	2.10%	1.36%
ICE BofA U.S. 3-Month Treasury Bill Index	5.28%	2.48%	1.77%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 2,510,006,767
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 7,537,565
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$2,510,006,767

Number of Portfolio Holdings	79

Total Investment Advisory Fees Paid	$7,537,565

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	29.2%

U.S. Treasury Obligations	31.9%

Short-Term Investments	39.7%

Cash and Other Assets Less Liabilities	-0.8%

EQ/MONEY MARKET PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MONEY MARKET PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Money Market Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]	How did the Portfolio perform last year and what affected its performance? The Portfolio’s Class IB shares returned 4.65% for the year ended December 31, 2024.
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Money Market Portfolio (Class IB)	4.65%	2.10%	1.36%
ICE BofA U.S. 3-Month Treasury Bill Index	5.28%	2.48%	1.77%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 2,510,006,767
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 7,537,565
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$2,510,006,767

Number of Portfolio Holdings	79

Total Investment Advisory Fees Paid	$7,537,565

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	29.2%

U.S. Treasury Obligations	31.9%

Short-Term Investments	39.7%

Cash and Other Assets Less Liabilities	-0.8%

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Morgan Stanley Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$127	1.15%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 20.79% for the year ended December 31, 2024.

What helped performance during the year?

•  Stock selection in the Information Technology sector was the greatest contributor to relative performance versus the Russell 2000 Growth Index, led by a position in MicroStrategy, Inc., whose shares advanced primarily due to the increase in value of its underlying Bitcoin holdings following the exchange-traded fund approvals in January 2024.
•  Stock selection in the Consumer Discretionary sector contributed, led by a position in Carvana Co., whose shares advanced due to strong business execution characterized by improved profitability and operating efficiency, as well as market share gain and a better-than-expected outlook.
•  A lack of exposure to the Energy sector also was beneficial to relative performance.

What hurt performance during the year?

•  Stock selection in the Health Care, Communication Services, and Consumer Staples sectors detracted from performance.
•  In Health Care, agilon health, inc. was a significant detractor. The company’s shares were under pressure due to a prolonged increase in cost trends, driven by higher patient service and procedure utilization across the industry, which led the co
mpany to lower its financial outlook for a few quarters.
•  In Communication Services, ZoomInfo Technologies, Inc. detracted after its shares underperformed due to weaker-than-expected revenue growth, which was driven by softer demand and a write-off
of bad debt from some of its small business customers.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Morgan Stanley Small Cap Growth Portfolio (Class IB)	20.79%	12.75%	11.47%
Russell 3000 ® Index *	23.81%	13.86%	12.55%
Russell 2000 ® Growth Index	15.15%	6.86%	8.09%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 434,706,169
Holdings Count | Holding	1,146
Advisory Fees Paid, Amount	$ 2,728,952
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$434,706,169

Number of Portfolio Holdings	1,146

Total Investment Advisory Fees Paid	$2,728,952

Portfolio Turnover Rate	75%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	23.9%

Health Care	20.8%

Consumer Discretionary	17.2%

Industrials	12.7%

Financials	7.7%

Consumer Staples	5.4%

Communication Services	3.8%

Materials	1.9%

Energy	1.6%

Real Estate	1.3%

Utilities	0.2%

Short-Term Investments	7.8%

Cash and Other Assets Less Liabilities	-4.3%

Top Holdings (as a % of Net Assets)

Global-e Online Ltd.	4.5%

Peloton Interactive, Inc., Class A	4.5%

Cloudflare, Inc., Class A	3.3%

Affirm Holdings, Inc., Class A	3.1%

JPMorgan Prime Money Market Fund, IM Shares	2.9%

IonQ, Inc.	2.8%

Roivant Sciences Ltd.	2.7%

ZoomInfo Technologies, Inc., Class A	2.6%

BILL Holdings, Inc.	2.6%

Oddity Tech Ltd., Class A	2.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Global-e Online Ltd.	4.5%

Peloton Interactive, Inc., Class A	4.5%

Cloudflare, Inc., Class A	3.3%

Affirm Holdings, Inc., Class A	3.1%

JPMorgan Prime Money Market Fund, IM Shares	2.9%

IonQ, Inc.	2.8%

Roivant Sciences Ltd.	2.7%

ZoomInfo Technologies, Inc., Class A	2.6%

BILL Holdings, Inc.	2.6%

Oddity Tech Ltd., Class A	2.5%

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Morgan Stanley Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$99	0.90%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 21.02% for the year ended December 31, 2024.

What helped performance during the year?

•  Stock selection in the Information Technology sector was the greatest contributor to relative performance versus the Russell 2000 Growth Index, led by a position in MicroStrategy, Inc., whose shares advanced primarily due to the increase in value of its underlying Bitcoin holdings following the exchange-traded fund approvals in January 2024.
•  Stock selection in the Consumer Discretionary sector contributed, led by a position in Carvana Co., whose shares advanced due to strong business execution characterized by improved profitability and operating efficiency, as well as market share
gain and a better-than-expected outlook.
•  A lack of exposure to the Energy sector also was beneficial to relative performance.

What hurt performance during the year?

•  Stock selection in the Health Care, Communication Services, and Consumer Staples sectors detracted from performance.
•  In Health Care, agilon health, inc. was a significant detractor. The company’s shares were under pressure due to a prolonged increase in cost trends, driven by higher patient service and procedure utilization across the industry, which led the company to lower its financial outlook for a few quarters.
•  In Communication Services, ZoomInfo Technologies, Inc. detracted after its shares underperformed due to weaker-than-expected revenue growth, which was driven by softer demand and a write-off of bad debt from some of its small business customers.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Morgan Stanley Small Cap Growth Portfolio (Class K)	21.02%	13.02%	11.72%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell 2000 ® Growth Index	15.15%	6.86%	8.09%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 434,706,169
Holdings Count | Holding	1,146
Advisory Fees Paid, Amount	$ 2,728,952
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$434,706,169

Number of Portfolio Holdings	1,146

Total Investment Advisory Fees Paid	$2,728,952

Portfolio Turnover Rate	75%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	23.9%

Health Care	20.8%

Consumer Discretionary	17.2%

Industrials	12.7%

Financials	7.7%

Consumer Staples	5.4%

Communication Services	3.8%

Materials	1.9%

Energy	1.6%

Real Estate	1.3%

Utilities	0.2%

Short-Term Investments	7.8%

Cash and Other Assets Less Liabilities	-4.3%

Top Holdings (as a % of Net Assets)

Global-e Online Ltd.	4.5%

Peloton Interactive, Inc., Class A	4.5%

Cloudflare, Inc., Class A	3.3%

Affirm Holdings, Inc., Class A	3.1%

JPMorgan Prime Money Market Fund, IM Shares	2.9%

IonQ, Inc.	2.8%

Roivant Sciences Ltd.	2.7%

ZoomInfo Technologies, Inc., Class A	2.6%

BILL Holdings, Inc.	2.6%

Oddity Tech Ltd., Class A	2.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Global-e Online Ltd.	4.5%

Peloton Interactive, Inc., Class A	4.5%

Cloudflare, Inc., Class A	3.3%

Affirm Holdings, Inc., Class A	3.1%

JPMorgan Prime Money Market Fund, IM Shares	2.9%

IonQ, Inc.	2.8%

Roivant Sciences Ltd.	2.7%

ZoomInfo Technologies, Inc., Class A	2.6%

BILL Holdings, Inc.	2.6%

Oddity Tech Ltd., Class A	2.5%

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/PIMCO Global Real Return Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$256	2.57%

Expenses Paid, Amount	$ 256
Expense Ratio, Percent	2.57%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares
returned -0.29%
for the year ended December 31, 2024.

What helped performance during the year?

•  Select duration positioning in the Eurozone
•  Exposure to securitized assets
•  Breakeven inflation strategies in the U.S. and Europe
•  Interest rate strategies were partially implemented through the use of futures and options, which were contributors to performance. The use of currency forwards also contributed to performance.

What hurt performance during the year?

•  Exposure to U.K. and Australian duration
•  Modestly underweight exposure to Swedish breakeven inflation
•  Exposure to government-related securities, particularly agencies and supranational

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/PIMCO Global Real Return Portfolio (Class IB)	-0.29%	-0.01%	1.68%
Bloomberg Global Aggregate Index *	-1.69%	-1.96%	0.15%
Bloomberg World Government Inflation-Linked Bond Index	-0.28%	0.04%	2.04%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 104,781,774
Holdings Count | Holding	255
Advisory Fees Paid, Amount	$ 346,221
Investment Company, Portfolio Turnover	140.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$104,781,774

Number of Portfolio Holdings	255

Total Investment Advisory Fees Paid	$346,221

Portfolio Turnover Rate	140%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	61.6%

Foreign Government Securities	56.5%

Mortgage-Backed Securities	14.1%

Corporate Bonds	6.2%

Supranational	2.8%

Collateralized Mortgage Obligations	1.9%

Asset-Backed Securities	1.2%

Commercial Mortgage-Backed Securities	0.1%

Cash and Other Assets Less Liabilities *	-44.4%

*
Liabilities include payable amounts for sale-buyback financing transactions and forward settling transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/PIMCO Global Real Return Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$232	2.32%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	2.32%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class K shares
returned -0.04%
for the year ended December 31, 2024.
What helped performance during the year?

•	Select duration positioning in the Eurozone
•	Exposure to securitized assets
•	Breakeven inflation strategies in the U.S. and Europe
•	Interest rate strategies were partially implemented through the use of futures and options, which were contributors to performance. The use of currency forwards also contributed to performance.
What hurt performance during the year?

•	Exposure to U.K. and Australian duration
•	Modestly underweight exposure to Swedish breakeven inflation
•	Exposure to government-related securities, particularly agencies and supranational

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/PIMCO Global Real Return Portfolio (Class K)	-0.04%	0.23%	1.93%
Bloomberg Global Aggregate Index*	-1.69%	-1.96%	0.15%
Bloomberg World Government Inflation-Linked Bond Index	-0.28%	0.04%	2.04%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 104,781,774
Holdings Count | Holding	255
Advisory Fees Paid, Amount	$ 346,221
Investment Company, Portfolio Turnover	140.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$104,781,774

Number of Portfolio Holdings	255

Total Investment Advisory Fees Paid	$346,221

Portfolio Turnover Rate	140%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	61.6%

Foreign Government Securities	56.5%

Mortgage-Backed Securities	14.1%

Corporate Bonds	6.2%

Supranational	2.8%

Collateralized Mortgage Obligations	1.9%

Asset-Backed Securities	1.2%

Commercial Mortgage-Backed Securities	0.1%

Cash and Other Assets Less Liabilities*	-44.4%

*
Liabilities include payable amounts for sale-buyback financing transactions and forward settling transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

EQ/PIMCO REAL RETURN PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/PIMCO REAL RETURN PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/PIMCO Real Return Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$255	2.53%

Expenses Paid, Amount	$ 255
Expense Ratio, Percent	2.53%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 1.91% for the year ended December 31, 2024.

What helped performance during the year?

•  Interest rate strategies in Europe
•  Breakeven inflation strategies in the U.S., Japan, and Europe
•  Exposure to securitized assets
•  Interest rate strategies were partially facilitated through futures, interest rate swaps, and options, which were contributors to performance. Currency forwards and swaptions also contributed to performance.

What hurt performance during the year?

•  Long exposure to U.K. and Australian duration
•  Short exposure to Japanese
duration

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception *
EQ/PIMCO Real Return Portfolio (Class IB)	1.91%	1.86%	2.88%
Bloomberg U.S. Aggregate Bond Index **	1.25%	-0.33%	1.50%
Bloomberg U.S. Treasury Inflation-Linked Bond Index	1.84%	1.87%	2.98%

*	Date of inception: October 22, 2018
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

Performance Inception Date	Oct. 22, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 77,727,970
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 112,251
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$77,727,970

Number of Portfolio Holdings	321

Total Investment Advisory Fees Paid	$112,251

Portfolio Turnover Rate	122%

Holdings [Text Block]

What did the Portfolio
invest
in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	110.3%

Supranational	25.7%

Mortgage-Backed Securities	14.1%

Asset-Backed Securities	8.1%

Foreign Government Securities	5.0%

Collateralized Mortgage Obligations	4.1%

Commercial Mortgage-Backed Securities	1.0%

Corporate Bonds	0.0%	#

Short-Term Investments	44.8%

Cash and Other Assets Less Liabilities *	-113.1%

#	Less than 0.05%
*
Liabilities include payable amounts for securities purchased and sale- buyback financing transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/PIMCO TOTAL RETURN ESG PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/PIMCO Total Return ESG Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx . You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$78	0.78%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 2.01% for the year ended December 31, 2024.
What helped performance during the year?

•	Long exposure to securitized credit, including residential mortgage-backed securities, commercial mortgage-backed securities, and collateralized debt obligations/collateralized loan obligations, as spreads tightened, contributed to performance.
•	Select holdings of corporate credit were additive to performance.
•	Yield curve positioning in the U.S., namely underweight exposure to the long end of the curve as yields rose, helped relative performance.
•	Long exposure to the Turkish lira, due to the cash rate differential vs the U.S. dollar, was positive.
•	U.S. duration strategies were partially facilitated through the use of options and interest rate swaps, which contributed to performance. Futures also facilitated U.S. duration strategies, however they detracted from performance.
•	Outside the U.S., duration exposure and country selection in Europe, partially facilitated using options and futures, contributed to performance; however, interest rate swaps slightly offset performance. Duration exposure in Japan, which was partially facilitated through the use of futures and interest rate swaps, was positive for performance. Credit default swaps contributed to performance. Currency forwards, which partially facilitated currency exposure in Europe and Turkey, were positive for performance.
What hurt performance during the year?

•	Exposure to duration in the U.K. detracted from performance.
•	Long exposure to duration in select Latin American countries, namely Brazil and Mexico, detracted as yields rose.
•	Long exposure to select emerging market currencies in Latin America, namely the Brazilian real and the Mexican peso, detracted as they depreciated relative to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/PIMCO Total Return ESG Portfolio (Class IB)	2.01%	-0.16%	1.48%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.50%

*	Date of inception: October 22, 2018

Performance Inception Date	Oct. 22, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 256,243,258
Holdings Count | Holding	728
Advisory Fees Paid, Amount	$ 767,967
Investment Company, Portfolio Turnover	383.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$256,243,258

Number of Portfolio Holdings	728

Total Investment Advisory Fees Paid	$767,967

Portfolio Turnover Rate	383%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

Mortgage-Backed Securities	46.4%

Corporate Bonds	27.9%

U.S. Treasury Obligations	19.2%

Asset-Backed Securities	11.7%

Commercial Mortgage-Backed Securities	6.8%

Collateralized Mortgage Obligations	3.2%

Foreign Government Securities	2.7%

Municipal Bonds	1.0%

Supranational	0.7%

Options Purchased	0.0%	#

Short-Term Investments	6.5%

Cash and Other Assets Less Liabilities*	-26.1%

#	Less than 0.05%
*
Liabilities include payable amounts for sale-buyback financing transactions and forward settling transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/PIMCO ULTRA SHORT BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/PIMCO Ultra Short Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 5.89% for the year ended December 31, 2024.

What helped performance during the year?

•  Select holdings of securitized credit
•  U.S. duration positioning
•  Holdings of investment grade corporate credit,
particularly
Financials
•  U.S. interest rate strategies were partially facilitated through futures, which contributed to performance.

What hurt performance during the year?

No notable detractors

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/PIMCO Ultra Short Bond Portfolio (Class IB)	5.89%	2.27%	1.85%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
ICE BofA U.S. 3-Month Treasury Bill Index	5.28%	2.48%	1.77%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 824,050,685
Holdings Count | Holding	450
Advisory Fees Paid, Amount	$ 3,334,123
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$824,050,685

Number of Portfolio Holdings	450

Total Investment Advisory Fees Paid	$3,334,123

Portfolio Turnover Rate	77%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

Corporate Bonds	40.6%

Asset-Backed Securities	25.3%

Collateralized Mortgage Obligations	12.4%

U.S. Government Agency Securities	7.2%

Commercial Mortgage-Backed Securities	2.6%

U.S. Treasury Obligations	1.3%

Municipal Bonds	1.2%

Foreign Government Securities	0.9%

Mortgage-Backed Securities	0.4%

Short-Term Investments	8.7%

Cash and Other Assets Less Liabilities	-0.6%

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/PIMCO ULTRA SHORT BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/PIMCO Ultra Short Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 6.05% for the year ended December 31, 2024.

What helped performance during the year?

•  Select holdings of securitized credit
•  U.S. duration positioning
•  Holdings of investment grade corporate credit, particularly Financials
•  U.S. interest rate strategies were partially facilitated through futures, which contributed to performance.

What hurt performance during the year?

No notable detractors

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/PIMCO Ultra Short Bond Portfolio (Class K)	6.05%	2.50%	2.09%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
ICE BofA U.S. 3-Month Treasury Bill Index	5.28%	2.48%	1.77%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 824,050,685
Holdings Count | Holding	450
Advisory Fees Paid, Amount	$ 3,334,123
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$824,050,685

Number of Portfolio Holdings	450

Total Investment Advisory Fees Paid	$3,334,123

Portfolio Turnover Rate	77%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

Corporate Bonds	40.6%

Asset-Backed Securities	25.3%

Collateralized Mortgage Obligations	12.4%

U.S. Government Agency Securities	7.2%

Commercial Mortgage-Backed Securities	2.6%

U.S. Treasury Obligations	1.3%

Municipal Bonds	1.2%

Foreign Government Securities	0.9%

Mortgage-Backed Securities	0.4%

Short-Term Investments	8.7%

Cash and Other Assets Less Liabilities	-0.6%

EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IA)
Shareholder Report [Line Items]
Fund Name	EQ/QUALITY BOND PLUS PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Quality Bond PLUS Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IA	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance
?
The Portfolio’s Class IA shares returned 1.79% for the year ended December 31, 2024.
What helped performance during the year?

•	Long exposure to securitized credit, including residential mortgage-backed securities, collateralized loan obligations, and commercial mortgage-backed securities, contributed to performance as spreads tightened.
•	Security selection within investment-grade corporates helped performance.
•	Yield curve positioning in the U.S., namely underweight exposure to the long end of the yield curve as yields rose, also contributed to performance. U.S. duration strategies were partially facilitated through the use of futures.
•	Underweight allocations to U.S. Treasuries and agency mortgage-backed securities benefited performance.
What hurt performance during the year?

•	Exposure to duration in Europe, the U.K. and Mexico detracted from performance.
•	Long exposure to select emerging market currencies in Latin America, namely the Brazilian real and the Mexican peso, detracted as they depreciated relative to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Quality Bond PLUS Portfolio (Class IA)	1.79%	-0.23%	0.72%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,108,321,399
Holdings Count | Holding	895
Advisory Fees Paid, Amount	$ 4,519,700
Investment Company, Portfolio Turnover	182.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,108,321,399

Number of Portfolio Holdings	895

Total Investment Advisory Fees Paid	$4,519,700

Portfolio Turnover Rate	182%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	46.3%

U.S. Treasury Obligations	31.0%

Corporate Bonds	12.2%

Mortgage-Backed Securities	11.6%

Asset-Backed Securities	2.4%

Collateralized Mortgage Obligations	2.4%

Commercial Mortgage-Backed Securities	1.2%

Foreign Government Securities	0.6%

Municipal Bonds	0.2%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	-8.9%

EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/QUALITY BOND PLUS PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Quality Bond PLUS Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 1.67% for the year ended December 31, 2024.
What helped performance during the year?

•	Long exposure to securitized credit, including residential mortgage-backed securities, collateralized loan obligations, and commercial mortgage-backed securities, contributed to performance as spreads tightened.
•	Security selection within investment-grade corporates helped performance.
•	Yield curve positioning in the U.S., namely underweight exposure to the long end of the yield curve as yields rose, also contributed to performance
. U.S. duration strategies were partially facilitated through the use of futures.
•	Underweight allocations to U.S. Treasuries and agency mortgage-backed securities benefited performance.
What hurt performance during the year?

•	Exposure to duration in Europe, the U.K. and Mexico detracted from performance .
•	Long exposure to select emerging market currencies in Latin America, namely the Brazilian real and the Mexican peso, detracted as they depreciated relative to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Quality Bond PLUS Portfolio (Class IB)	1.67%	-0.25%	0.71%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,108,321,399
Holdings Count | Holding	895
Advisory Fees Paid, Amount	$ 4,519,700
Investment Company, Portfolio Turnover	182.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,108,321,399

Number of Portfolio Holdings	895

Total Investment Advisory Fees Paid	$4,519,700

Portfolio Turnover Rate	182%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	46.3%

U.S. Treasury Obligations	31.0%

Corporate Bonds	12.2%

Mortgage-Backed Securities	11.6%

Asset-Backed Securities	2.4%

Collateralized Mortgage Obligations	2.4%

Commercial Mortgage-Backed Securities	1.2%

Foreign Government Securities	0.6%

Municipal Bonds	0.2%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	-8.9%

EQ/QUALITY BOND PLUS PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/QUALITY BOND PLUS PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Quality Bond PLUS Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 2.04% for the year ended December 31, 2024.

What helped performance during the year?

•  Long exposure to securitized credit, including residential mortgage-backed securities, collateralized loan obligations, and commercial mortgage-backed securities, contributed to performance as spreads tightened.
•  Security selection within investment-grade corporates helped performance.
•  Yield curve positioning in the U.S., namely underweight exposure to the long end of the yield curve as yields rose, also contributed to performance. U.S. duration strategies were partially facilitated through the use of futures.
•  Underweight allocations to U.S. Treasuries and agency mortgage-backed securities benefited performance.

What hurt performance during the year?

•  Exposure to duration in Europe, the U.K. and Mexico detracted from performance.
•  Long exposure to select emerging market currencies in Latin America, namely the Brazilian real and the Mexican peso, detracted as they depreciated
relative to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Quality Bond PLUS Portfolio (Class K)	2.04%	0.02%	0.97%
Bloomberg U.S. Aggregate Bond Index*	1.25%	-0.33%	1.35%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,108,321,399
Holdings Count | Holding	895
Advisory Fees Paid, Amount	$ 4,519,700
Investment Company, Portfolio Turnover	182.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,108,321,399

Number of Portfolio Holdings	895

Total Investment Advisory Fees Paid	$4,519,700

Portfolio Turnover Rate	182%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	46.3%

U.S. Treasury Obligations	31.0%

Corporate Bonds	12.2%

Mortgage-Backed Securities	11.6%

Asset-Backed Securities	2.4%

Collateralized Mortgage Obligations	2.4%

Commercial Mortgage-Backed Securities	1.2%

Foreign Government Securities	0.6%

Municipal Bonds	0.2%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	-8.9%

EQ/SMALL COMPANY INDEX PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/SMALL COMPANY INDEX PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Small Company Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 11.19% for the year ended December 31, 2024.
What helped performance during the year?

•	The sectors that contributed the most to performance were Information Technology, Industrials, Financials, Consumer Discretionary and Consumer Staples.
•	The stocks that contributed the most to performance were Super Micro Computer, Inc., FTAI Aviation Ltd., Carvana Co., Sprouts Farmers Market, Inc. and MicroStrategy, Inc.
What hurt performance during the year?

•	The sectors that detracted the most from performance were Energy, Utilities, Materials , Communication Services and Real Estate.
•	The stocks that detracted the most from performance were Cytokinetics, Inc., StoneCo Ltd., Atkore, Inc., Qualys, Inc. and AMN Healthcare Services, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Small Company Index Portfolio (Class IB)	11.19%	7.48%	7.65%
Russell 3000 ® Index *	23.81%	13.86%	12.55%
Russell 2000 ® Index	11.54%	7.40%	7.82%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,484,808,907
Holdings Count | Holding	1,955
Advisory Fees Paid, Amount	$ 3,591,526
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,484,808,907

Number of Portfolio Holdings	1,955

Total Investment Advisory Fees Paid	$3,591,526

Portfolio Turnover Rate	16%

Holdings [Text Block]

What did the Portfolio
invest
in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	18.4%
Industrials	17.6%
Health Care	16.2%
Information Technology	13.7%
Consumer Discretionary	9.6%
Real Estate	6.0%
Energy	5.1%
Materials	4.2%
Consumer Staples	2.8%
Utilities	2.7%
Communication Services	2.7%
Short-Term Investments	3.1%
Cash and Other Assets Less Liabilities	-2.1%

EQ/SMALL COMPANY INDEX PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/SMALL COMPANY INDEX PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Small Company Index Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 11.45% for the year ended December 31, 2024.

What helped performance during the year?

•  The sectors that contributed the most to performance were Information Technology, Industrials, Financials, Consumer Discretionary and Consumer Staples.
•  The stocks that contributed the most to performance were Super Micro Computer, Inc., FTAI Aviation Ltd., Carvana Co., Sprouts Farmers Market, Inc. and MicroStrategy, Inc.

What hurt performance during the year?

•  The sectors that detracted the most from
performance
were Energy, Utilities, Materials, Communication Services and Real Estate.
•  The stocks that detracted the most from performance were Cytokinetics, Inc., StoneCo Ltd., Atkore, Inc., Qualys, Inc. and AMN Healthcare Services, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Small Company Index Portfolio (Class K)	11.45%	7.75%	7.91%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell 2000 ® Index	11.54%	7.40%	7.82%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,484,808,907
Holdings Count | Holding	1,955
Advisory Fees Paid, Amount	$ 3,591,526
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,484,808,907

Number of Portfolio Holdings	1,955

Total Investment Advisory Fees Paid	$3,591,526

Portfolio Turnover Rate	16%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	18.4%

Industrials	17.6%

Health Care	16.2%

Information Technology	13.7%

Consumer Discretionary	9.6%

Real Estate	6.0%

Energy	5.1%

Materials	4.2%

Consumer Staples	2.8%

Utilities	2.7%

Communication Services	2.7%

Short-Term Investments	3.1%

Cash and Other Assets Less Liabilities	-2.1%

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/T. Rowe Price Health Sciences Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$121	1.20%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 1.58% for the year ended December 31, 2024.

What helped performance during the year?

•  Overall, stock selection drove outperformance relative to the Russell 3000 Health Care Index, which was offset by sector allocation.
•  The services industry was the leading contributor to relative performance, due to an underweight allocation and stock selection.
•  Favorable stock selection in the
biotechnology
industry further aided relative results, which was partially offset by an overweight allocation.
•  An overweight exposure to the pharmaceuticals industry also contributed to relative returns, which was partially offset by stock selection.

What hurt performance during the year?

•  Conversely, an underweight
allocation
and unfavorable stock selection in the products and devices industry detracted from relative returns.
•  The life sciences industry also detracted from relative returns due to stock selection and an overweight allocation.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception *
EQ/T. Rowe Price Health Sciences Portfolio (Class IB)	1.58%	4.92%	6.36%
Russell 3000 ® Index **	23.81%	13.86%	14.18%
Russell 3000 ® Health Care Index	3.48%	7.18%	8.08%
S&P 500 ® Index	25.02%	14.53%	14.84%

*	Date of inception: October 22, 2018
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

Performance Inception Date	Oct. 22, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 164,314,900
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 1,432,640
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$164,314,900

Number of Portfolio Holdings	176

Total Investment Advisory Fees Paid	$1,432,640

Portfolio Turnover Rate	42%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector & Industry Weightings (as a % of Net Assets)

Health Care			98.9%

Biotechnology	36.6%

Pharmaceuticals	19.0%

Health Care Equipment & Supplies	18.5%

Health Care Providers & Services	13.9%

Life Sciences Tools & Services	10.8%

Health Care Technology	0.1%

Financials			0.4%

Insurance	0.3%

Capital Markets	0.1%

Materials			0.0%	#

Chemicals	0.0%	#

Short-Term Investments			1.5%

Cash and Other Assets Less Liabilities			-0.8%

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

Eli Lilly and Co.	10.3%

UnitedHealth Group, Inc.	6.1%

Intuitive Surgical, Inc.	5.8%

Thermo Fisher Scientific, Inc.	4.6%

Stryker Corp.	4.2%

Danaher Corp.	3.8%

Argenx SE (ADR)	3.7%

Merck & Co., Inc.	2.6%

Boston Scientific Corp.	2.5%

Vertex Pharmaceuticals, Inc.	2.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Eli Lilly and Co.	10.3%

UnitedHealth Group, Inc.	6.1%

Intuitive Surgical, Inc.	5.8%

Thermo Fisher Scientific, Inc.	4.6%

Stryker Corp.	4.2%

Danaher Corp.	3.8%

Argenx SE (ADR)	3.7%

Merck & Co., Inc.	2.6%

Boston Scientific Corp.	2.5%

Vertex Pharmaceuticals, Inc.	2.4%

EQ/VALUE EQUITY PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/VALUE EQUITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Value Equity Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$95	0.92%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 7.24% for the year ended December 31, 2024.
What helped performance during the year?

•	Security selection within the Materials sector contributed the most to performance relative to the Russell 1000 Value Index during the period.
•	An underweight in the Health Care sector was the largest contributor from a sector allocation perspective.
•	Ameriprise Financial, Inc., Parker-Hannifin Corp. and Capital One Financial Corp. were the largest individual contributors during the period.
What hurt performance during the year?

•	Security selection within the Information Technology sector detracted from performance.
•	An overweight in the Materials sector was the largest detractor from a sector allocation perspective.
•	Adobe, Inc., Microchip Technology, Inc. and Lennar Corp. were the largest individual detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Value Equity Portfolio (Class IB)	7.24%	7.00%	6.66%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Value Index	14.37%	8.68%	8.49%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,513,137,893
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 8,724,733
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,513,137,893

Number of Portfolio Holdings	44

Total Investment Advisory Fees Paid	$8,724,733

Portfolio Turnover Rate	11%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	21.2%

Information Technology	15.5%

Industrials	12.4%

Materials	10.5%

Health Care	10.0%

Consumer Discretionary	9.5%

Utilities	6.6%

Consumer Staples	5.8%

Energy	3.8%

Communication Services	2.1%

Real Estate	1.6%

Short-Term Investments	0.0%	#

Cash and Other Assets Less Liabilities	1.0%

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

Parker-Hannifin Corp.	4.6%

Ameriprise Financial, Inc.	4.0%

Microsoft Corp.	3.8%

Capital One Financial Corp.	3.3%

Corteva, Inc.	3.0%

Lennar Corp., Class A	3.0%

ANSYS, Inc.	2.7%

Martin Marietta Materials, Inc.	2.7%

Sony Group Corp. (ADR)	2.6%

Adobe, Inc.	2.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Parker-Hannifin Corp.	4.6%

Ameriprise Financial, Inc.	4.0%

Microsoft Corp.	3.8%

Capital One Financial Corp.	3.3%

Corteva, Inc.	3.0%

Lennar Corp., Class A	3.0%

ANSYS, Inc.	2.7%

Martin Marietta Materials, Inc.	2.7%

Sony Group Corp. (ADR)	2.6%

Adobe, Inc.	2.6%

EQ/VALUE EQUITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/VALUE EQUITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Value Equity Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 7.48% for the year ended December 31, 2024.

What helped performance during the year?

•  Security selection within the Materials sector contributed the most to performance relative to the Russell 1000 Value Index during the period.
•  An underweight in the Health Care sector was the largest contributor from a sector allocation perspective.
•  Ameriprise Financial, Inc., Parker-Hannifin Corp. and Capital One Financial Corp. were the largest individual contributors during the period.

What hurt performance during the year?

•  Security selection within the Information Technology sector detracted from performance.
•  An overweight in the Materials sector was the largest detractor from a sector allocation perspective.
•  Adobe, Inc., Microchip Technology, Inc. and Lennar Corp. were the largest individual detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
EQ/Value Equity Portfolio (Class K)	7.48%	7.26%	6.93%
Russell 1000 ® Index*	24.51%	14.28%	12.87%
Russell 1000 ® Value Index	14.37%	8.68%	8.49%
* This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

Performance Table Market Index Changed [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,513,137,893
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 8,724,733
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,513,137,893

Number of Portfolio Holdings	44

Total Investment Advisory Fees Paid	$8,724,733

Portfolio Turnover Rate	11%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Financials	21.2%

Information Technology	15.5%

Industrials	12.4%

Materials	10.5%

Health Care	10.0%

Consumer Discretionary	9.5%

Utilities	6.6%

Consumer Staples	5.8%

Energy	3.8%

Communication Services	2.1%

Real Estate	1.6%

Short-Term Investments	0.0%	#

Cash and Other Assets Less Liabilities	1.0%

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

Parker-Hannifin Corp.	4.6%

Ameriprise Financial, Inc.	4.0%

Microsoft Corp.	3.8%

Capital One Financial Corp.	3.3%

Corteva, Inc.	3.0%

Lennar Corp., Class A	3.0%

ANSYS, Inc.	2.7%

Martin Marietta Materials, Inc.	2.7%

Sony Group Corp. (ADR)	2.6%
Adobe, Inc.	2.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Parker-Hannifin Corp.	4.6%

Ameriprise Financial, Inc.	4.0%

Microsoft Corp.	3.8%

Capital One Financial Corp.	3.3%

Corteva, Inc.	3.0%

Lennar Corp., Class A	3.0%

ANSYS, Inc.	2.7%

Martin Marietta Materials, Inc.	2.7%

Sony Group Corp. (ADR)	2.6%
Adobe, Inc.	2.6%

EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/WELLINGTON ENERGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Wellington Energy Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$123	1.19%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 6.72% for the year ended December 31, 2024.
What helped performance during the year?

•	Security selection contributed most to performance relative to the MSCI ACWI Energy (Net) Index, due to strong selection within producers and transportation.
•	Sector allocation also contributed to relative performance, driven by an out-of-benchmark allocation to the Utilities sector and an underweight to refining & marketing.
•	An overweight to Targa Resources Corp., an American midstream energy infrastructure company, contributed to performance.
•	An overweight to The Williams Companies, Inc., an American natural gas processing and transportation company, also contributed to performance.
What hurt performance during the year?

•	While security selection contributed overall, negative selection within integrated oils detracted from performance.
•	While sector allocation effects contributed overall, an underweight to transportation detracted.
•	A lack of exposure to Kinder Morgan, Inc., an American oil and gas pipeline operator, detracted from performance.
•	An underweight to Exxon Mobil Corp., an American multinational oil and gas company, also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	Since Inception*
EQ/Wellington Energy Portfolio (Class IB)	6.72%	4.92%	-2.26%
MSCI World (Net) Index **	18.67%	11.17%	11.72%
MSCI ACWI Energy (Net) Index	1.65%	6.65%	4.47%

*	Date of inception: October 22, 2018
**	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

Performance Inception Date	Oct. 22, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 130,218,420
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,010,636
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$130,218,420

Number of Portfolio Holdings	46

Total Investment Advisory Fees Paid	$1,010,636

Portfolio Turnover Rate	41%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector & Industry Weightings (as a % of Net Assets)

Energy		87.9%

Oil, Gas & Consumable Fuels	83.7%

Energy Equipment & Services	4.2%

Materials		0.5%

Metals & Mining	0.5%

Utilities		10.4%

Electric Utilities	6.0%

Multi-Utilities	3.6%

Independent Power and Renewable Electricity Producers	0.8%

Cash and Other Assets Less Liabilities		1.2%

Top Holdings (as a % of Net Assets)

Shell plc	8.9%

Exxon Mobil Corp.	6.9%

Williams Cos., Inc. (The)	4.8%

Hess Corp.	4.8%

Marathon Petroleum Corp.	4.5%

TotalEnergies SE	4.4%

Chevron Corp.	4.0%

Targa Resources Corp.	3.3%

EQT Corp.	3.2%

Coterra Energy, Inc.	3.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Shell plc	8.9%

Exxon Mobil Corp.	6.9%

Williams Cos., Inc. (The)	4.8%

Hess Corp.	4.8%

Marathon Petroleum Corp.	4.5%

TotalEnergies SE	4.4%

Chevron Corp.	4.0%

Targa Resources Corp.	3.3%

EQT Corp.	3.2%

Coterra Energy, Inc.	3.1%

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA)
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Multimanager Aggressive Equity Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IA	$112	0.97%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IA shares returned
30.85
% for the year ended December 31, 2024.

What helped performance during the year?

•  Stock selection in the Consumer Discretionary sector was positive, led by CAVA Group, Inc. Stock selection in the Communication Services sector also contributed to performance.
•  Several holdings in the Information Technology sector were positive contributors, including an overweight to Applovin Corp. and underweights to Astera Labs, Inc., Palantir Technologies, Inc. and Microsoft Corp.
•  A relative overweight in AXON Enterprise, Inc. in the Industrials sector was additive.

What hurt performance during the year?

•  An overweight allocation to the Health Care sector, as well as stock selection within the sector, detracted from relative returns.
•  Stock selection within the Information Technology sector was a significant detractor from relative performance. Underweight allocations to Broadcom, Inc. and Datadog, Inc.
and
overweight allocations to Snowflake, Inc., Confluent, Inc. and MongoDB, Inc. detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
Multimanager Aggressive Equity Portfolio (Class IA)	30.85%	15.48%	14.38%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell 3000 ® Growth Index	32.46%	18.25%	16.22%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,786,560,914
Holdings Count | Holding	690
Advisory Fees Paid, Amount	$ 9,348,607
Investment Company, Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,786,560,914

Number of Portfolio Holdings	690

Total Investment Advisory Fees Paid	$9,348,607

Portfolio Turnover Rate	103%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	33.6%

Consumer Discretionary	11.0%

Communication Services	9.3%

Health Care	6.9%

Financials	6.3%

Industrials	4.1%

Consumer Staples	1.3%

Energy	0.2%

Materials	0.2%

Real Estate	0.1%

Utilities	0.0%	#

Exchange Traded Funds	7.2%

Short-Term Investments	20.2%

Cash and Other Assets Less Liabilities	-0.4%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	18.7%

Microsoft Corp.	5.8%

NVIDIA Corp.	5.8%

Apple, Inc.	5.3%

Amazon.com, Inc.	4.4%

Vanguard Growth ETF	3.6%

Alphabet, Inc., Class A	3.0%

Meta Platforms, Inc., Class A	2.8%

ServiceNow, Inc.	1.9%

Tesla, Inc.	1.9%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	18.7%

Microsoft Corp.	5.8%

NVIDIA Corp.	5.8%

Apple, Inc.	5.3%

Amazon.com, Inc.	4.4%

Vanguard Growth ETF	3.6%

Alphabet, Inc., Class A	3.0%

Meta Platforms, Inc., Class A	2.8%

ServiceNow, Inc.	1.9%

Tesla, Inc.	1.9%

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Multimanager Aggressive Equity Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$112	0.97%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 30.87% for the year ended December 31, 2024.

What helped performance during the year?

•  Stock selection in the Consumer Discretionary sector was positive, led by CAVA Group, Inc. Stock selection in the Communication Services sector also contributed to performance.
•  Several holdings in the Information Technology sector were positive contributors, including an overweight to Applovin Corp. and underweights to
Astera
Labs, Inc., Palantir Technologies, Inc. and Microsoft Corp.
•  A relative overweight in AXON Enterprise, Inc. in the Industrials sector was additive.

What hurt performance during the year?

•  An overweight allocation to the Health Care sector, as well as stock selection within the sector, detracted from relative returns .
•  Stock selection within the Information Technology sector was a significant detractor from relative performance. Underweight allocations to Broadcom, Inc. and Datadog, Inc. and overweight allocations to Snowflake, Inc., Confluent, Inc. and MongoDB, Inc. detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
Multimanager Aggressive Equity Portfolio (Class IB)	30.87%	15.48%	14.38%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell 3000 ® Growth Index	32.46%	18.25%	16.22%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,786,560,914
Holdings Count | Holding	690
Advisory Fees Paid, Amount	$ 9,348,607
Investment Company, Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,786,560,914

Number of Portfolio Holdings	690

Total Investment Advisory Fees Paid	$9,348,607

Portfolio Turnover Rate	103%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)
Information Technology	33.6%
Consumer Discretionary	11.0%
Communication Services	9.3%
Health Care	6.9%
Financials	6.3%
Industrials	4.1%
Consumer Staples	1.3%
Energy	0.2%
Materials	0.2%
Real Estate	0.1%
Utilities	0.0%	#
Exchange Traded Funds	7.2%
Short-Term Investments	20.2%
Cash and Other Assets Less Liabilities	-0.4%

#	Less than 0.05%

Top Holdings (as a % of Net Assets)
JPMorgan Prime Money Market Fund, IM Shares	18.7%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.8%
Apple, Inc.	5.3%
Amazon.com, Inc.	4.4%
Vanguard Growth ETF	3.6%
Alphabet, Inc., Class A	3.0%
Meta Platforms, Inc., Class A	2.8%
ServiceNow, Inc.	1.9%
Tesla, Inc.	1.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)
JPMorgan Prime Money Market Fund, IM Shares	18.7%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.8%
Apple, Inc.	5.3%
Amazon.com, Inc.	4.4%
Vanguard Growth ETF	3.6%
Alphabet, Inc., Class A	3.0%
Meta Platforms, Inc., Class A	2.8%
ServiceNow, Inc.	1.9%
Tesla, Inc.	1.9%

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Multimanager Aggressive Equity Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$83	0.72%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 31.19% for the year ended December 31, 2024.

What helped performance during the year?

•  Stock selection in the Consumer Discretionary sector was positive, led by CAVA Group, Inc. Stock selection in the Communication Services sector also contributed to performance.
•  Several holdings in the Information Technology sector were positive contributors, including an overweight to Applovin Corp. and underweights to Astera Labs, Inc., Palantir Technologies, Inc. and Microsoft Corp.
•  A relative overweight in AXON Enterprise, Inc. in the Industrials sector was additive.

What hurt performance during the year?

•  An overweight allocation to the Health Care sector, as well as stock selection within the sector, detracted from relative returns .
•  Stock selection within the Information Technology sector was a significant detractor from relative performance. Underweight allocations to Broadcom, Inc. and Datadog, Inc. and overweight allocations to Snowflake, Inc., Confluent, Inc. and MongoDB, Inc. detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
Multimanager Aggressive Equity Portfolio (Class K)	31.19%	15.77%	14.63%
Russell 3000 ® Index*	23.81%	13.86%	12.55%
Russell 3000 ® Growth Index	32.46%	18.25%	16.22%

*	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements.

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,786,560,914
Holdings Count | Holding	690
Advisory Fees Paid, Amount	$ 9,348,607
Investment Company, Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,786,560,914

Number of Portfolio Holdings	690

Total Investment Advisory Fees Paid	$9,348,607

Portfolio Turnover Rate	103%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	33.6%

Consumer Discretionary	11.0%

Communication Services	9.3%

Health Care	6.9%

Financials	6.3%

Industrials	4.1%

Consumer Staples	1.3%

Energy	0.2%

Materials	0.2%

Real Estate	0.1%

Utilities	0.0%	#

Exchange Traded Funds	7.2%

Short-Term Investments	20.2%

Cash and Other Assets Less Liabilities	-0.4%

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	18.7%

Microsoft Corp.	5.8%

NVIDIA Corp.	5.8%

Apple, Inc.	5.3%

Amazon.com, Inc.	4.4%

Vanguard Growth ETF	3.6%

Alphabet, Inc., Class A	3.0%

Meta Platforms, Inc., Class A	2.8%

ServiceNow, Inc.	1.9%

Tesla, Inc.	1.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	18.7%

Microsoft Corp.	5.8%

NVIDIA Corp.	5.8%

Apple, Inc.	5.3%

Amazon.com, Inc.	4.4%

Vanguard Growth ETF	3.6%

Alphabet, Inc., Class A	3.0%

Meta Platforms, Inc., Class A	2.8%

ServiceNow, Inc.	1.9%

Tesla, Inc.	1.9%

MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER CORE BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Multimanager Core Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$94	0.93%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 1.94% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s relative outperformance was driven mainly by strong performance
in the credit sector allocations, as these assets experienced substantial spread tightening in addition to their high interest income.
•  Commercial mortgage-backed securities was a top performing sector as improved investor demand for certain subsectors of the commercial real estate market drove material spread tightening.
•  Asset-backed securities also contributed significantly to performance as the sector broadly benefited from their relatively shorter duration profiles for the first half of the year.
•  Yield curve positioning in the U.S., namely underweight exposure to the long end of the yield curve as yields rose, also benefited the Portfolio. U.S. duration strategies were partially facilitated through the use of futures.
•  Exposure to duration in Japan was positive for performance and was partially facilitated through the use of futures.
•  The use of currency forwards also contributed to performance.

What hurt performance during the year?

•  The Portfolio’s government-backed holdings, namely U.S. Treasuries and Agency mortgage-backed securities, performed poorly as these assets held the longest durations in the Portfolio and were materially affected by duration-related price declines as the interest rate curve steepened in the fourth quarter.
•  Exposure to duration in the U.K. and Mexico detracted from performance.
•  Long exposure to select emerging market currencies in Latin America, namely the Brazilian real and the Mexican peso, detracted as they depreciated relative to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
Multimanager Core Bond Portfolio (Class IB)	1.94%	-0.42%	1.03%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 827,267,619
Holdings Count | Holding	2,903
Advisory Fees Paid, Amount	$ 3,302,096
Investment Company, Portfolio Turnover	281.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$827,267,619

Number of Portfolio Holdings	2,903

Total Investment Advisory Fees Paid	$3,302,096

Portfolio Turnover Rate	281%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	32.1%

Corporate Bonds	26.7%

Mortgage-Backed Securities	25.4%

Asset-Backed Securities	9.7%

Collateralized Mortgage Obligations	9.0%

Commercial Mortgage-Backed Securities	5.9%

Foreign Government Securities	1.7%

U.S. Government Agency Securities	1.2%

Supranational	0.6%

Municipal Bonds	0.3%

Options Purchased	0.0%	#

Short-Term Investments	2.3%

Cash and Other Assets Less Liabilities	-14.9%

#	Less than 0.05%

MULTIMANAGER CORE BOND PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER CORE BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Multimanager Core Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares
returned
2.20% for the year ended December 31, 2024.

What helped performance during the year?

•  The Portfolio’s relative outperformance
was
driven mainly by strong performance in the credit sector allocations, as these assets experienced substantial spread tightening in addition to their high interest income.
•  Commercial mortgage-backed securities was a top performing sector as improved investor demand for certain subsectors of the commercial real estate market drove material spread tightening.
•  Asset-backed securities also contributed significantly to performance as the sector broadly benefited from their relatively shorter duration profiles for the first half of the year.
•  Yield curve positioning in the U.S., namely underweight exposure to the long end of the yield curve as yields rose, also benefited the Portfolio. U.S. duration strategies were partially facilitated through the use of futures. Exposure to duration in Japan was positive for performance and was partially facilitated through the use of futures.
•  The use of currency forwards also contributed to performance.

What hurt performance during the year?

•  The Portfolio’s government-backed holdings, namely U.S. Treasuries and Agency mortgage-backed securities, performed poorly as these assets held the longest durations in the Portfolio and were materially affected by duration-related price declines as the interest rate curve steepened in the fourth quarter.
•  Exposure to duration in the U.K. and Mexico detracted from performance.
•  Long exposure to select emerging market currencies in Latin America, namely the Brazilian real and the Mexican peso, detracted as they depreciated relative to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
Multimanager Core Bond Portfolio (Class K)	2.20%	-0.18%	1.29%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 827,267,619
Holdings Count | Holding	2,903
Advisory Fees Paid, Amount	$ 3,302,096
Investment Company, Portfolio Turnover	281.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$827,267,619

Number of Portfolio Holdings	2,903

Total Investment Advisory Fees Paid	$3,302,096

Portfolio Turnover Rate	281%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	32.1%

Corporate Bonds	26.7%

Mortgage-Backed Securities	25.4%

Asset-Backed Securities	9.7%

Collateralized Mortgage Obligations	9.0%

Commercial Mortgage-Backed Securities	5.9%

Foreign Government Securities	1.7%

U.S. Government Agency Securities	1.2%

Supranational	0.6%

Municipal Bonds	0.3%

Options Purchased	0.0%

Short-Term Investments	2.3%

Cash and Other Assets Less Liabilities	-14.9%

#	Less than 0.05%

MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER TECHNOLOGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Multimanager Technology Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$133	1.18%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 26.13% for the year ended December 31, 2024.

What helped performance during the year?

•  Stock selection in IT services, electronic
equipment
, instruments & components, and communications equipment contributed to relative performance.
•  An underweight to software contributed to relative performance.
•  An underweight position in Intel Corp. contributed to relative performance when the stock price declined following media reports that tests of the company’s latest manufacturing process failed. A disappointing earnings outlook also weighed on the company’s stock price.
•  An underweight position in Advanced Micro Devices, Inc. contributed to relative performance when the stock price declined after the company’s revenue forecast failed to impress investors looking for a bigger windfall from the artificial intelligence (AI) boom.
•  An underweight position in Adobe, Inc. contributed after the company issued a disappointing full-year revenue forecast.

What hurt performance during the year?

•  An underweight in NVIDIA Corp., a designer and manufacturer of computer graphics processors, was the main detractor from relative performance as its consensus beating earnings amid enthusiasm over its AI capabilities fueled a strong rally in its shares.
•  An underweight to semiconductor group Broadcom, Inc. also detracted from relative returns as its shares rose after the company delivered positive results for its fourth quarter, helped by strong sales of AI processors and networking chips.
•  An underweight to semiconductors & semiconductor equipment, an overweight to IT services, and an out-of-benchmark
allocation to financial services detracted from relative performance.
•  Stock selection in software, semiconductors &
semiconductor
equipment, and technology hardware, storage & peripherals also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
Multimanager Technology Portfolio (Class IB)	26.13%	16.97%	17.40%
Russell 1000 ® Index	24.51%	14.28%	12.87%
S&P North American Technology Sector Index	36.08%	21.06%	20.70%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,858,199,079
Holdings Count | Holding	368
Advisory Fees Paid, Amount	$ 13,706,708
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,858,199,079

Number of Portfolio Holdings	368

Total Investment Advisory Fees Paid	$13,706,708

Portfolio Turnover Rate	36%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	48.3%

Communication Services	11.7%

Consumer Discretionary	3.0%

Financials	2.4%

Industrials	1.6%

Energy	0.4%

Real Estate	0.3%

Consumer Staples	0.0%	#

Exchange Traded Funds	31.3%

Short-Term Investments	0.7%

Cash and Other Assets Less Liabilities	0.3%

 # Less than 0.05%

Top Holdings (as a % of Net Assets)

iShares Expanded Tech Sector ETF	10.7%

Technology Select Sector SPDR Fund	10.4%

Vanguard Information Technology ETF	10.2%

Microsoft Corp.	5.6%

Alphabet, Inc., Class A	4.6%

NVIDIA Corp.	4.3%

Apple, Inc.	4.3%

Meta Platforms, Inc., Class A	4.2%

Broadcom, Inc.	3.3%

Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

iShares Expanded Tech Sector ETF	10.7%

Technology Select Sector SPDR Fund	10.4%

Vanguard Information Technology ETF	10.2%

Microsoft Corp.	5.6%

Alphabet, Inc., Class A	4.6%

NVIDIA Corp.	4.3%

Apple, Inc.	4.3%

Meta Platforms, Inc., Class A	4.2%

Broadcom, Inc.	3.3%

Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%

MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER TECHNOLOGY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Multimanager Technology Portfolio (the “Portfolio”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$105	0.93%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class K shares returned 26.42% for the year ended December 31, 2024.
What helped performance during the year?

•	Stock selection in IT services, electronic equipment, instruments & components, and communications equipment contributed to relative performance.
•	An underweight to software contributed to relative performance.
•	An underweight position in Intel Corp. contributed to relative performance when the stock price declined following media reports that tests of the company’s latest manufacturing process failed. A disappointing earnings outlook also weighed on the company’s stock price.
•	An underweight position in Advanced Micro Devices, Inc. contributed to relative performance when the stock price declined after the company’s revenue forecast failed to impress investors looking for a bigger windfall from the artificial intelligence (AI) boom.
•	An underweight position in Adobe, Inc. contributed after the company issued a disappointing full-year revenue forecast.
What hurt performance during the year?

•	An underweight in NVIDIA Corp., a
designer
and manufacturer of computer graphics processors, was the main detractor from relative performance as its consensus beating earnings amid enthusiasm over its AI capabilities fueled a strong rally in its shares.
•	An underweight to semiconductor group Broadcom, Inc. also detracted from relative returns as its shares rose after the company delivered positive results for its fourth quarter, helped by strong sales of AI processors and networking chips.
•	An underweight to semiconductors & semiconductor equipment, an overweight to IT services, and an out-of-benchmark allocation to financial services detracted from relative performance.
•	Stock selection in software, semiconductors & semiconductor equipment, and technology hardware, storage & peripherals also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/24	1 Year	5 Years	10 Years
Multimanager Technology Portfolio (Class K)	26.42%	17.27%	17.70%
Russell 1000 ® Index	24.51%	14.28%	12.87%
S&P North American Technology Sector Index	36.08%	21.06%	20.70%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,858,199,079
Holdings Count | Holding	368
Advisory Fees Paid, Amount	$ 13,706,708
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2024)

Net Assets	$1,858,199,079

Number of Portfolio Holdings	368

Total Investment Advisory Fees Paid	$13,706,708

Portfolio Turnover Rate	36%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	48.3%

Communication Services	11.7%

Consumer Discretionary	3.0%

Financials	2.4%

Industrials	1.6%

Energy	0.4%

Real Estate	0.3%

Consumer Staples	0.0%	#

Exchange Traded Funds	31.3%

Short-Term Investments	0.7%

Cash and Other Assets Less Liabilities	0.3%
# Less than 0.05%

Top Holdings (as a % of Net Assets)

iShares Expanded Tech Sector ETF	10.7%

Technology Select Sector SPDR Fund	10.4%

Vanguard Information Technology ETF	10.2%

Microsoft Corp.	5.6%

Alphabet, Inc., Class A	4.6%

NVIDIA Corp.	4.3%

Apple, Inc.	4.3%

Meta Platforms, Inc., Class A	4.2%

Broadcom, Inc.	3.3%

Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

iShares Expanded Tech Sector ETF	10.7%

Technology Select Sector SPDR Fund	10.4%

Vanguard Information Technology ETF	10.2%

Microsoft Corp.	5.6%

Alphabet, Inc., Class A	4.6%

NVIDIA Corp.	4.3%

Apple, Inc.	4.3%

Meta Platforms, Inc., Class A	4.2%

Broadcom, Inc.	3.3%

Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%

[1]	Excludes fees and expenses of the underlying funds in which the Portfolio invests.